UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03334

CALVERT SOCIAL INVESTMENT FUND
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Ivy Wafford Duke, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2015

Item 1. Report to Stockholders.

[Calvert Social Investment Fund Semi-Annual Report to Shareholders]

and

[Calvert Asset Allocation Funds Semi-Annual Report to Shareholders]

Calvert Social Investment Fund • Calvert Balanced Portfolio • Calvert Bond Portfolio • Calvert Equity Portfolio • Calvert Large Cap Core Portfolio

Semi-Annual Report March 31, 2015 E-Delivery Sign-Up — Details Inside

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TABLE OF CONTENTS

4	President's Letter
6	Portfolio Management Discussion
7	Balanced Portfolio
11	Bond Portfolio
14	Equity Portfolio
18	Large Cap Core Portfolio
22	Shareholder Advocacy Update
23	Shareholder Expense Example
28	Statement of Net Assets
61	Notes to Statement of Net Assets
65	Statement of Operations
67	Statements of Changes in Net Assets
75	Notes to Financial Statements
88	Financial Highlights
109	Explanation of Financial Tables
110	Proxy Voting
110	Availability of Quarterly Portfolio Holdings
111	Basis for Board’s Approval of Investment Advisory Contracts

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Calvert Shareowner,
The United States economy improved throughout 2014 and into the first quarter of 2015, while major economies in other regions of the world struggled to regain momentum or saw slowing growth. It is still too early to declare victory, but one may say that while the United States led the world into financial crisis nearly eight years ago, the innovative and aggressive responses to the crisis by our policymakers are allowing the United States to recover more quickly. Granted, the United States has the benefit of possessing the world’s reserve currency and our monetary maneuvers in our self-interest are not without cost to economies in other regions.
As 2014 drew to a close, the United States was winding down the quantitative easing portion of its post-crisis monetary policy while the European and Japanese central banks were finding it necessary to increase their own forms of quantitative easing in efforts to support asset prices and spur economic growth.
The impact of modestly improving economic activity in the U.S. and ongoing low global interest rates on financial assets in 2014 created positive returns for most stocks and bonds for the previous 12 months, a condition that gave benefit to most Calvert Funds. The exceptions are assets tied to the price of oil, which collapsed during the second half of the year. Energy industries and natural resource based companies, including renewable energy companies and water related companies, saw their stock valuations drop in reaction.
Across our fixed income and equity strategies, Calvert finds more utility in conducting fundamental research in order to find relative values in securities of individual companies than we do in attempting to anticipate or time changes in global economic indicators. Broadly, we are mindful of the fact that stocks and bonds have benefitted substantially from the easy monetary policies and ultra-low interest rates of the post-crisis era. We believe markets are more or less fairly valued and we have taken steps seeking to moderate the risk across our portfolios.
As I take the helm at Calvert and look back at the 39 years since the firm’s founding in 1976, I note the substantial growth in the world’s population, the massive increase in the industrialization of our global society, and the associated change in the role of corporations in societal and environmental outcomes for our future.

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Public companies have created tremendous net benefits to society through advances in health care, food systems, energy efficiency, communications and technology, and access to finance and other products and services too vast to detail. Hundreds of millions of people throughout the world have seen their standard of living increased through benefits created by corporate activity.
Along with the obvious net benefits to society, we are aware of the substantial stresses placed upon society and the environment from corporate behaviors. At the same time, society has awarded corporations an increasingly prominent role in the day-to-day outcomes of our lives and in the societal and environmental outcomes that will determine the future direction of the world.
Calvert, as a global investment management firm and a steward of client assets, has a growing and evolving role as a leader in responsible investing. Calvert has a rich history as a socially responsible investor and has made many contributions to public policy and corporate governance. Today we are bringing Calvert’s deep expertise in socially responsible investing, public and private policy work, and investment management to a new level with a focus on developing principles and setting standards for use in our investment management processes, our active ownership and engagement discipline and within our investment risk management processes.
As a long-term investor with unique insights into environmental, social, and governance activities of companies throughout the world, Calvert is able to develop a holistic view of companies’ operations. Our ability to use our insights for the benefit of the stewardship of client assets, both to produce desirable investment outcomes for our clients and to assist companies in evolving their role in society along a responsible path has never been more important.
As fellow shareowners of Calvert Funds, you and I know that it is essential to pursue the type of enduring value that Calvert seeks to create, through excellence in financial results balanced with the evolving needs of society and the environment.
Thank you for your share ownership in Calvert Funds; all of us at Calvert Investments, Inc. appreciate the confidence and trust you have placed in us.
John Streur
April 2015

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PORTFOLIO MANAGEMENT DISCUSSION

Natalie A. Trunow Senior Vice President and Chief Investment Officer, Equities
Equity market returns over the six-month reporting period largely reflected macroeconomic trends, with solid gains for U.S. stocks relative to international equity markets. Improving economic conditions in the United States remained in stark contrast to the sluggish growth outlook in much of the rest of the world, particularly in Europe. However, U.S. equity markets faced several headwinds at the start of 2015 as another harsh winter weighed on economic activity and the stronger dollar contributed to negative earnings revisions for companies deriving larger portions of their earnings from overseas. International equity markets underperformed for the period, but recouped some of their losses in the first quarter of 2015 as central banks in Europe and Japan maintained quantitative-easing programs and emerging markets were buoyed by stimulus announcements from China.
For the six-month period ended March 31, 2015, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 5.93%, 6.55%, 14.46%, 1.29%, and -2.26%, respectively.
From an investment-style perspective, growth stocks outperformed value stocks, and domestic small-cap stocks, which have less exposure to foreign markets and are less dependent on global growth, outperformed their large-cap counterparts. Looking at sector performance, Health Care, Consumer Discretionary, and Consumer Staples were the top-performing sectors within the Russell 1000 Index during the period, while the Energy, Telecommunication Services, and Materials sectors lagged.
U.S. Economic Recovery Hits Soft Patch, but Outpaces Rest of Developed World
The U.S. economy continued to outperform other developed countries, with U.S. gross domestic product (GDP) growing at a 2.2% annualized rate in the fourth quarter of 2014. More recent U.S. macroeconomic data has been weaker, however, with the slowdown largely attributed to poor weather and the strength of the dollar. A labor dispute between West Coast ports and dockworkers also resulted in a modest drag on economic activity. The U.S. ISM Manufacturing Purchasing Manufacturers Index (PMI)1 ended the period at 51.5, firmly in expansion territory, but has declined for five consecutive months. Housing activity, while remaining on an upward trend, has been disappointing of late.
Although the most recent jobs report for March was less than stellar, the job market has continued to improve, adding an average of 260,000 jobs per month over the last year. This helped push the unemployment rate down to 5.5% from 6.6% this time a year ago, though this has been aided by a drop in the labor-force participation rate. Wage growth is taking longer to materialize than in past recoveries, but recent data has been encouraging, showing modest gains in average hourly earnings and the Employment Cost Index.

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CALVERT BALANCED PORTFOLIO
MARCH 31, 2015

TEN LARGEST STOCK HOLDINGS	% OF NET ASSETS
Apple, Inc.	3.9%
Wells Fargo & Co.	2.8%
Medtronic plc	2.7%
Johnson & Johnson	2.6%
FedEx Corp.	2.5%
McKesson Corp.	2.4%
Western Union Co.	2.1%
American Financial Group, Inc.	2.1%
DIRECTV	2.0%
Kellogg Co.	1.9%
Total	25.0%

Consumer confidence reached a nine-year high during the reporting period, due in part to lower gasoline prices, which should lead to a pick-up in consumer spending and housing activity over the remainder of the year.
Decline in Oil Prices a Positive for U.S. Economy Overall
The price of crude oil fell nearly 50% over the six-month reporting period. Weakening demand due to slowing global growth and a strategic decision by Saudi Arabia, the world’s largest oil producer, to not cut oil production in the face of increased U.S. supplies, were key drivers of the dramatic price decline.
Some economies and sectors stand to benefit from the significant price decline in oil while others will undoubtedly continue to come under pressure. Countries which import a large portion of their energy are the clear winners, with the United States, Europe, Japan, and China benefiting. Within the U.S., states such as North Dakota and Texas will be hurt by lower oil prices; however energy capital expenditure (CapEx) represents less than 2% of GDP

CALVERT BALANCED PORTFOLIO
MARCH 31, 2015

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS ENDED 3/31/15	12 MONTHS ENDED 3/31/15
Class A	5.62%	9.66%
Class B	4.99%	8.39%
Class C	5.21%	8.80%
Class I	5.88%	10.21%
Class Y	5.70%	9.86%

Russell 1000 Index	6.55%	12.73%

Balanced Composite Benchmark**	5.66%	10.54%

Lipper Mixed-Asset Target Allocation Growth Funds Average	4.21%	6.75%

*    Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charges.
**    Balanced Composite Benchmark 60% Russell 1000 Index and 40% Barclays U.S. Credit Index.

and we believe the overall impact of lower energy prices is positive for the U.S. economy as a whole due to the significant cost savings its creates in a majority of sectors and the multiplier effect it has throughout the economy.
Global Easing Continues Amid Low Inflation and Stronger Dollar
The U.S. dollar strengthened throughout the period, hitting a 7-year high vs. the Japanese Yen and a 12-year high against the euro. Since most commodities are priced globally in U.S. dollars, a stronger dollar relative to foreign currencies typically correlates with lower commodity prices, which has kept a lid on inflation.

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CALVERT BALANCED PORTFOLIO
MARCH 31, 2015

ASSET ALLOCATION	% OF TOTAL INVESTMENTS
Equity Investments	61%
Bonds	34%
Short-Term Investments	5%
Total	100%

More than half the central banks in the G20 economies implemented some type of monetary easing policy during the period, which provided additional support for global equities. Most notably, the Bank of Japan announced a massive stimulus policy and the European Central Bank (ECB) followed with a strong quantitative easing (QE) program of its own.
Interest Rate Hikes by the Fed on the Horizon
With the U.S. economy improving, both market sentiment and Federal Reserve officials seem divided on the optimal timing of the Fed’s interest-rate increases. However, consistently low inflation and recent softness in U.S. macroeconomic data—as well as the rapid increase in the dollar’s strength, which has hurt U.S. exports and the manufacturing sector—makes it more likely that the Fed will delay raising rates until later in the year or possibly even next year.
Eurozone Economic Struggles Continue but QE Offers Some Respite
Economic conditions continued to deteriorate in the eurozone through the end of 2014 as inflation turned negative, prompting the ECB to launch its massive QE program. The program has been successful thus far in decreasing the value of the euro in an attempt to stimulate exports and eurozone economies. Manufacturing PMIs, credit demand, and consumer confidence all have been showing signs of modest improvement, indicating a

CALVERT BALANCED PORTFOLIO
MARCH 31, 2015

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(WITH MAX. LOAD)
One year	4.44%
Five year	8.71%
Ten year	5.15%

CLASS B SHARES	(WITH MAX. LOAD)
One year	3.39%
Five year	8.47%
Ten year	4.58%

CLASS C SHARES	(WITH MAX. LOAD)
One year	7.80%
Five year	8.88%
Ten year	4.75%

CLASS I SHARES
One year	10.21%
Five year	10.33%
Ten year	6.20%

CLASS Y SHARES*
One year	9.86%
Five year	9.85%
Ten year	5.70%

*    Calvert Balanced Portfolio first offered Class Y shares on April 30, 2013. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

potential positive effect from QE as well as a potential bottoming out of eurozone economic malaise. Despite these marginally positive developments, we are skeptical that central bankers’ efforts will meaningfully reinvigorate those economies unless accompanied by structural economic reforms. Possible risks from Greece exiting the eurozone and political turmoil emerging in other euro-area countries also remain a lingering concern and may re-surface later in the year.

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Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

$25,000
$20,000
$15,000
$10,000
$5,000
3/05
3/06
3/07
3/08
3/09
3/10
3/11
3/12
3/13
3/14
3/15
Calvert Balanced Portfolio (A Share) - $16,529
Russell 1000 Index - $22,276
Balanced Composite Benchmark - $21,524
Lipper Mixed-Asset Target Alloc. Growth Funds Average - $18,235

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.18%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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Stimulus Measures Boost Chinese Stocks but Economic Challenges Remain
Despite Manufacturing PMI weakening throughout the period, Chinese equities rallied on the back of several stimulus measures and investor expectations that the government would continue stimulus measures to offset slowing, though still robust, economic growth. China is also benefiting from cheaper oil, which essentially acts as another form of stimulus. The Services PMI held up better than expected, indicating some very modest progress in transitioning away from an investment-driven economy to a more consumer-oriented one. However, structural improvements in social welfare programs, such as health care and retirement planning, will be needed in order to encourage Chinese consumers to spend more and bring down their notoriously high savings rate. Given these challenges, as well as ongoing concerns regarding a potential property-bubble burst, stimulus does not mean the Chinese economy is out of the woods. A hard economic landing remains a possibility down the road.
Outlook
While we may see some continued softness in U.S. macroeconomic data during the first half of the year, we believe U.S. economic growth will continue to exceed growth from other developed countries and we remain positive on the U.S. economy longer-term. We believe the significant positive multiplier effect from lower gas prices hasn’t yet been fully reflected in U.S. economic data, and we are likely to see the additional positive impact in the coming quarters.
In our view, U.S. stocks can still post decent performance, but probably not as good as what we saw in the past couple of years because of higher valuations, slower earnings growth, and potentially having reached peak margins. The stronger dollar, combined with lower commodity prices, tends to benefit consumers and hurt industrial companies, especially those with heavy sales outside the United States, or those directly involved in the energy sector. This is one reason why we continue to favor small-cap stocks on the domestic front.
With lower commodity prices, a stronger dollar, and little wage growth, inflation in the United States will likely remain low for some time to come, while deflationary threats are very real in other parts of the world. This may lead the Federal Reserve to raise interest rates less quickly than currently expected, since challenging global economic conditions can have a significant impact on the U.S. economy. Our position remains that when the Fed does decide to raise rates, the tightening process will be slow and gradual, with the Fed keeping a close eye on interest-rate volatility and its impact on mortgage rates. Even with a gradual tightening, monetary policy should still remain accommodative for an extended period of time. That said, we expect market volatility to increase as we grow closer to the inevitability of higher interest rates.
Calvert Investment Management, Inc.
April 2015

1. The Institute for Supply Management (ISM) Manufacturing PMI is published monthly and shows business conditions in the U.S. manufacturing sector, and is considered a significant indicator of overall economic conditions. The ISM index includes prices paid for all purchases including import purchases and purchases of food and energy, excluding crude oil. A result above 50 indicates that the manufacturing economy is generally expanding; below 50 indicates that it is generally declining.

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CALVERT BOND PORTFOLIO
MARCH 31, 2015

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Corporate	46.4%
Financial Institutions	18.8%
Industrial	27.0%
Utility	0.6%
Government Related	3.3%
Agency	0.6%
Local Authority	2.0%
Supranational	0.7%
High Social Impact Investments	0.3%
Municipal	1.6%
Education	0.4%
Government Public Service	0.2%
Health Care	0.2%
Transportation	0.4%
Utility	0.4%
Securitized	27.5%
Asset-Backed Securities	16.3%
Collateralized Mortgage	0.1%
Commercial Mortgage-Backed Securities	9.6%
Mortgage-Backed Pass-Through	1.5%
Short-Term Investments	2.4%
Treasury	18.5%
Total	100%

CALVERT BOND PORTFOLIO
MARCH 31, 2015

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS ENDED 3/31/15	12 MONTHS ENDED 3/31/15
Class A	3.81%	5.93%
Class B	3.24%	4.76%
Class C	3.42%	5.12%
Class I	4.04%	6.56%
Class Y	3.96%	6.27%

Barclays U.S. Credit Index	3.96%	6.74%

Lipper A Rated Corporate Debt Funds Average	3.78%	6.46%

	30 DAYS ENDED
SEC YIELD	3/31/15	9/30/14
Class A	1.89%	1.80%
Class B	.87%	1.97%
Class C	1.05%	1.24%
Class I	2.51%	2.69%
Class Y	2.24%	2.27%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 3.75% front-end sales charge or any deferred sales charge.

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CALVERT BOND PORTFOLIO
MARCH 31, 2015

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(WITH MAX. LOAD)
One year	1.93%
Five year	3.68%
Ten year	4.05%

CLASS B SHARES	(WITH MAX. LOAD)
One year	0.76%
Five year	3.36%
Ten year	3.39%

CLASS C SHARES	(WITH MAX. LOAD)
One year	4.12%
Five year	3.65%
Ten year	3.62%

CLASS I SHARES
One year	6.56%
Five year	5.10%
Ten year	5.07%

CLASS Y SHARES*
One year	6.27%
Five year	4.78%
Ten year	4.63%

*     Calvert Bond Portfolio first offered Class Y shares on October 31, 2008. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

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Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares and reflect the deduction of the maximum front-end Class A sales charge of 3.75%, and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

$20,000
$15,000
$10,000
$5,000
3/05
3/06
3/07
3/08
3/09
3/10
3/11
3/12
3/13
3/14
3/15
Calvert Bond Portfolio (A Share) - $14,872
Barclays U.S. Credit Index - $17,571
Lipper A Rated Corporate Debt Funds Average - $16,210

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.12%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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CALVERT EQUITY PORTFOLIO
MARCH 31, 2015

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Consumer Discretionary	20.7%
Consumer Staples	14.1%
Energy	4.5%
Financials	11.6%
Health Care	15.4%
Industrials	7.6%
Information Technology	21.7%
Limited Partnership Interest	0.3%
Materials	2.2%
Short-Term Investments	1.6%
Venture Capital	0.3%
Total	100%

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CALVERT EQUITY PORTFOLIO
MARCH 31, 2015

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS ENDED 3/31/15	12 MONTHS ENDED 3/31/15
Class A	8.70%	14.03%
Class B	8.15%	12.90%
Class C	8.33%	13.17%
Class I	8.97%	14.57%
Class Y	8.90%	14.35%

S&P 500 Index	5.93%	12.73%

Lipper Large-Cap Growth Funds Average	8.33%	14.54%

TEN LARGEST STOCK HOLDINGS		% OF NET ASSETS
CVS Health Corp.		4.8%
Google, Inc. Class C		4.4%
Apple, Inc.		4.1%
Gilead Sciences, Inc.		3.9%
Lowe’s Co.’s Inc.		3.5%
Starbucks Corp.		3.2%
Visa, Inc.		3.2%
Express Scripts Holding Co.		2.9%
The Coca-Cola Co.		2.8%
Wells Fargo & Co.		2.8%
Total		35.6%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

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CALVERT EQUITY PORTFOLIO
MARCH 31, 2015

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(WITH MAX. LOAD)
One year	8.62%
Five year	12.14%
Ten year	7.60%

CLASS B SHARES	(WITH MAX. LOAD)
One year	7.90%
Five year	12.10%
Ten year	7.17%

CLASS C SHARES	(WITH MAX. LOAD)
One year	12.17%
Five year	12.42%
Ten year	7.31%

CLASS I SHARES
One year	14.57%
Five year	13.85%
Ten year	8.71%

CLASS Y SHARES*
One year	14.35%
Five year	13.64%
Ten year	8.36%

*     Calvert Equity Portfolio first offered Class Y shares on October 31, 2008. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

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Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

$25,000
$20,000
$15,000
$10,000
$5,000
3/05
3/06
3/07
3/08
3/09
3/10
3/11
3/12
3/13
3/14
3/15
Calvert Equity Portfolio (A Share) - $20,795
S&P 500 Index - $21,610
Lipper Large-Cap Growth Funds Average - $22,549

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.17%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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CALVERT LARGE CAP CORE PORTFOLIO
MARCH 31, 2015

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Consumer Discretionary	15.4%
Consumer Staples	8.3%
Energy	3.3%
Financials	15.4%
Health Care	22.6%
Industrials	12.9%
Information Technology	16.0%
Short-Term Investments	5.6%
Telecommunication Services	0.5%
Total	100%

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CALVERT LARGE CAP CORE PORTFOLIO
MARCH 31, 2015

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS ENDED 3/31/15	12 MONTHS ENDED 3/31/15
Class A	6.98%	11.37%
Class B	6.15%	9.73%
Class C	6.55%	10.50%
Class I	7.21%	11.91%
Class Y	7.01%	11.52%

Russell 1000 Index	6.55%	12.73%

Lipper Large-Cap Core Funds Average	5.26%	10.55%

TEN LARGEST STOCK HOLDINGS		% OF NET ASSETS
Apple, Inc.		6.3%
Wells Fargo & Co.		4.8%
Johnson & Johnson		4.7%
Medtronic plc		4.5%
McKesson Corp.		4.4%
FedEx Corp.		4.0%
Western Union Co.		3.8%
American Financial Group, Inc.		3.7%
DIRECTV		3.6%
Kellogg Co.		3.4%
Total		43.2%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

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CALVERT LARGE CAP CORE PORTFOLIO
MARCH 31, 2015

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(WITH MAX. LOAD)
One year	6.07%
Five year	11.56%
Ten year	5.74%

CLASS B SHARES	(WITH MAX. LOAD)
One year	4.73%
Five year	10.94%
Ten year	4.94%

CLASS C SHARES	(WITH MAX. LOAD)
One year	9.50%
Five year	11.69%
Ten year	5.33%

CLASS I SHARES*
One year	11.91%
Five year	13.22%
Ten year	6.77%

CLASS Y SHARES**
One year	11.52%
Five year	12.69%
Ten year	6.27%

*     Note Regarding Class I Shares Total Returns: There were times during the reporting period when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the period January 18, 2002 through April 29, 2005.
**    Calvert Large Cap Core Portfolio first offered Class Y shares on April 30, 2013. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

20 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A and B shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

$25,000
$20,000
$15,000
$10,000
$5,000
3/05
3/06
3/07
3/08
3/09
3/10
3/11
3/12
3/13
3/14
3/15
Calvert Large Cap Core Portfolio (A Share) - $17,470
Calvert Large Cap Core Portfolio (B Share) - $16,199
Russell 1000 Index - $22,276
Lipper Large-Cap Core Funds Average - $20,145

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.30%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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SHAREHOLDER ADVOCACY UPDATE
2014 Corporate Diversity Report Findings Released
In March, Calvert published its 2014 survey findings on the corporate diversity practices of the largely multinational companies that make up the Standard & Poor’s 100 Index (S&P 100), in follow-up to reports published in 2012 and 2010. Calvert believes companies that fully commit to providing a fair and equitable working environment will recognize gains in both the workplace and marketplace.
Key findings from the 2014 survey include:

•
Milestone for women in the board room. In 2014, every company in the S&P 100 had at least one woman on its board of directors. In addition, there was a 17% increase in companies with three or more women and/or minorities on their boards.

•
Diversity commitment on the rise. In the past two years, top scores related to overall corporate commitment have increased by 45%.This stems primarily from greater board oversight of diversity initiatives and increased CEO and/or chair involvement.

•	LGBT policies have advanced overall. However, initiatives for persons with disabilities continue to fall behind other groups.
Overall, in 2014, we saw growing commitment to women and minority employees, momentum around family-friendly work environments, and accelerated progress in support of LGBT employees. Looking ahead, we hope to see enhanced corporate diversity commitments, greater representation of women and minorities on boards, improved EEO1-disclosure, and expanded diversity initiatives for persons with disabilities.
To learn the highest- and lowest-rated companies in the report, A Survey of Corporate Diversity Practices of the S&P 100, and to find out more about the report’s methodology and findings, visit www.calvert.com.
2015 Shareholder Resolutions
Building on our initiatives from 2014, Calvert was the lead filer on 38 shareholder resolutions for the 2015 proxy season, and co-filer on another 18 proposals. Key topics include “big data” and civil rights issues, sustainability reporting, board of director oversight of environmental and social matters, water risk, climate change and greenhouse gas emissions reductions, supply chain labor issues, and board diversity.
Specifically, Calvert asked 14 companies to set a goal and a timeline for reducing their greenhouse gas emissions and filed seven proposals asking companies to issue a sustainability report describing their environmental, social and governance (ESG) performance and goals. To push for improved boardroom diversity, Calvert filed six proposals with companies requesting they report on their plans to increase minority and women Board representation and assess the effectiveness of these efforts. We also filed seven proposals requesting that companies assess and manage the civil rights’ risks related to their use of big data, which refers to data sets so large or complex that traditional data processing applications are inadequate. We also filed proposals on water risk in the agricultural supply chain and on developing a sustainable agriculture policy.
To keep abreast of the outcomes of these 2015 shareholder resolutions, as well as Calvert’s proxy voting and public policy initiatives, visit the “Resources” section on www.calvert.com.

22 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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BALANCED	BEGINNING ACCOUNT VALUE 10/1/14	ENDING ACCOUNT VALUE 3/31/15	EXPENSES PAID DURING PERIOD* 10/1/14 - 3/31/15
CLASS A
Actual	$1,000.00	$1,055.86	$5.81
Hypothetical	$1,000.00	$1,019.28	$5.71
(5% return per year before expenses)

CLASS B
Actual	$1,000.00	$1,049.55	$11.70
Hypothetical	$1,000.00	$1,013.51	$11.50
(5% return per year before expenses)

CLASS C
Actual	$1,000.00	$1,051.76	$9.80
Hypothetical	$1,000.00	$1,015.38	$9.62
(5% return per year before expenses)

CLASS I
Actual	$1,000.00	$1,058.45	$3.24
Hypothetical	$1,000.00	$1,021.78	$3.19
(5% return per year before expenses)

CLASS Y
Actual	$1,000.00	$1,056.66	$4.90
Hypothetical	$1,000.00	$1,020.17	$4.81
(5% return per year before expenses)

* Expenses for Balanced are equal to the annualized expense ratios of 1.13%, 2.29%, 1.92%, 0.63%, and
0.95% for Class A, Class B, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

24 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

BOND	BEGINNING ACCOUNT VALUE 10/1/14	ENDING ACCOUNT VALUE 3/31/15	EXPENSES PAID DURING PERIOD* 10/1/14 - 3/31/15
CLASS A
Actual	$1,000.00	$1,038.11	$5.64
Hypothetical	$1,000.00	$1,019.40	$5.59
(5% return per year before expenses)

CLASS B
Actual	$1,000.00	$1,032.40	$11.10
Hypothetical	$1,000.00	$1,014.01	$11.00
(5% return per year before expenses)

CLASS C
Actual	$1,000.00	$1,033.52	$9.71
Hypothetical	$1,000.00	$1,015.39	$9.62
(5% return per year before expenses)

CLASS I
Actual	$1,000.00	$1,040.43	$2.57
Hypothetical	$1,000.00	$1,022.42	$2.54
(5% return per year before expenses)

CLASS Y
Actual	$1,000.00	$1,039.63	$3.93
Hypothetical	$1,000.00	$1,021.07	$3.90
(5% return per year before expenses)

* Expenses for Bond are equal to the annualized expense ratios of 1.11%, 2.19%, 1.91%, 0.50%, and 0.77% for Class A, Class B, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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EQUITY	BEGINNING ACCOUNT VALUE 10/1/14	ENDING ACCOUNT VALUE 3/31/15	EXPENSES PAID DURING PERIOD* 10/1/14 - 3/31/15
CLASS A
Actual	$1,000.00	$1,087.02	$5.99
Hypothetical	$1,000.00	$1,019.19	$5.80
(5% return per year before expenses)

CLASS B
Actual	$1,000.00	$1,081.54	$11.10
Hypothetical	$1,000.00	$1,014.26	$10.75
(5% return per year before expenses)

CLASS C
Actual	$1,000.00	$1,083.27	$9.64
Hypothetical	$1,000.00	$1,015.68	$9.33
(5% return per year before expenses)

CLASS I
Actual	$1,000.00	$1,089.74	$3.26
Hypothetical	$1,000.00	$1,021.81	$3.16
(5% return per year before expenses)

CLASS Y
Actual	$1,000.00	$1,088.96	$4.14
Hypothetical	$1,000.00	$1,020.97	$4.00
(5% return per year before expenses)

* Expenses for Equity are equal to the annualized expense ratios of 1.15%, 2.14%, 1.86%, 0.63%, and 0.79% for Class A, Class B, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

26 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

LARGE CAP CORE	BEGINNING ACCOUNT VALUE 10/1/14	ENDING ACCOUNT VALUE 3/31/15	EXPENSES PAID DURING PERIOD* 10/1/14 - 3/31/15
CLASS A
Actual	$1,000.00	$1,069.30	$5.91
Hypothetical	$1,000.00	$1,019.22	$5.77
(5% return per year before expenses)

CLASS B
Actual	$1,000.00	$1,060.95	$13.72
Hypothetical	$1,000.00	$1,011.62	$13.39
(5% return per year before expenses)

CLASS C
Actual	$1,000.00	$1,065.00	$10.05
Hypothetical	$1,000.00	$1,015.20	$9.81
(5% return per year before expenses)

CLASS I
Actual	$1,000.00	$1,071.20	$3.51
Hypothetical	$1,000.00	$1,021.54	$3.42
(5% return per year before expenses)

CLASS Y
Actual	$1,000.00	$1,069.69	$5.52
Hypothetical	$1,000.00	$1,019.60	$5.39
(5% return per year before expenses)

* Expenses for Large Cap Core are equal to the annualized expense ratios of 1.15%, 2.67%, 1.95%, 0.68%, and 1.07% for Class A, Class B, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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BALANCED PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2015

EQUITY SECURITIES - 61.3%	SHARES	VALUE
Aerospace & Defense - 0.1%
B/E Aerospace, Inc.	15,786	$1,004,305

Air Freight & Logistics - 3.2%
FedEx Corp.	106,404	17,604,542
United Parcel Service, Inc., Class B	55,762	5,405,568
		23,010,110

Automobiles - 1.7%
Toyota Motor Corp. (ADR)	88,038	12,315,636

Banks - 3.0%
JPMorgan Chase & Co.	18,496	1,120,488
Wells Fargo & Co.	370,459	20,152,969
		21,273,457

Beverages - 0.2%
PepsiCo, Inc.	15,843	1,514,908

Biotechnology - 2.0%
Amgen, Inc.	80,482	12,865,048
Gilead Sciences, Inc.*	13,787	1,352,918
		14,217,966

Capital Markets - 0.1%
Franklin Resources, Inc.	17,651	905,849

Communications Equipment - 1.8%
Cisco Systems, Inc.	427,329	11,762,231
QUALCOMM, Inc.	16,077	1,114,779
		12,877,010

Consumer Finance - 2.0%
American Express Co.	11,652	910,254
Capital One Financial Corp. (s)	171,234	13,496,664
		14,406,918

Diversified Financial Services - 0.5%
Moody’s Corp.	33,256	3,451,973

Diversified Telecommunication Services - 0.3%
BT Group plc (ADR)	31,788	2,071,624

Electronic Equipment & Instruments - 0.1%
Jabil Circuit, Inc.	40,472	946,235

Energy Equipment & Services - 1.0%
National Oilwell Varco, Inc.	144,359	7,216,506

28 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT’D	SHARES	VALUE

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	7,522	$1,139,545
CVS Health Corp.	92,574	9,554,563
		10,694,108

Food Products - 2.2%
Kellogg Co.	208,796	13,770,096
McCormick & Co., Inc.	13,483	1,039,674
The Hershey Co.	10,076	1,016,769
		15,826,539

Health Care Equipment & Supplies - 5.6%
Becton Dickinson and Co.	47,116	6,765,386
DENTSPLY International, Inc.	18,559	944,468
Medtronic plc	252,278	19,675,161
St. Jude Medical, Inc.	178,285	11,659,839
The Cooper Co.’s, Inc.	5,445	1,020,502
		40,065,356

Health Care Providers & Services - 3.1%
Express Scripts Holding Co.*	15,505	1,345,369
HCA Holdings, Inc.*	24,721	1,859,761
McKesson Corp.	76,572	17,320,586
Mednax, Inc.*	13,622	987,731
Quest Diagnostics, Inc.	8,917	685,272
		22,198,719

Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp.	13,863	1,312,826

Household Products - 1.5%
Kimberly-Clark Corp.	91,438	9,793,924
The Procter & Gamble Co.	13,840	1,134,050
		10,927,974

Industrial Conglomerates - 1.5%
Danaher Corp.	124,080	10,534,392

Insurance - 3.6%
Aflac, Inc.	15,472	990,362
Allianz SE (ADR)	112,449	1,957,175
American Financial Group, Inc.	231,306	14,838,280
Prudential Financial, Inc.	11,148	895,296
The Travelers Co.’s, Inc.	67,723	7,322,888
		26,004,001

Internet Software & Services - 0.5%
Akamai Technologies, Inc.*	24,676	1,753,106
Google, Inc.:
Class A*	1,518	842,035
Class C*	1,519	832,412
		3,427,553

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EQUITY SECURITIES - CONT’D	SHARES	VALUE

IT Services - 4.0%
DST Systems, Inc.	103,946	$11,507,862
International Business Machines Corp.	4,550	730,275
Visa, Inc.	23,811	1,557,477
Western Union Co.	718,688	14,955,897
		28,751,511

Machinery - 3.3%
Cummins, Inc.	67,025	9,292,346
Deere & Co.	101,299	8,882,910
Dover Corp.	84,360	5,830,963
		24,006,219

Media - 6.8%
DIRECTV*	170,523	14,511,507
Omnicom Group, Inc.	138,218	10,778,240
Time Warner Cable, Inc.	63,806	9,563,243
Time Warner, Inc.	114,298	9,651,323
Viacom, Inc., Class B	68,106	4,651,640
		49,155,953

Multiline Retail - 0.2%
Target Corp.	16,636	1,365,317

Oil, Gas & Consumable Fuels - 0.7%
Denbury Resources, Inc.	738,914	5,386,683

Pharmaceuticals - 3.6%
Johnson & Johnson	184,392	18,549,835
Roche Holding AG (ADR)	211,257	7,263,016
		25,812,851

Professional Services - 0.3%
Manpowergroup, Inc.	20,902	1,800,707

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.	33,395	1,044,262

Software - 0.6%
Citrix Systems, Inc.*	12,286	784,707
Microsoft Corp.	53,069	2,157,520
Symantec Corp.	43,162	1,008,480
		3,950,707

Specialty Retail - 0.4%
The Home Depot, Inc.	22,749	2,584,514
Tiffany & Co.	5,288	465,397
		3,049,911

30 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT’D	SHARES	VALUE

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	223,921	$27,862,490
EMC Corp.	48,546	1,240,836
Western Digital Corp.	15,246	1,387,538
		30,490,864

Textiles, Apparel & Luxury Goods - 0.5%
Michael Kors Holdings Ltd.*	7,556	496,807
Nike, Inc., Class B	23,923	2,400,195
PVH Corp.	4,501	479,627
		3,376,629

Venture Capital - 0.8%
Agraquest, Inc., Contingent Deferred Distribution (b)(i)*	1	65,846
BiddingForGood, Inc. (b)(i)*	14,049	—
CFBanc Corp. (b)(i)*	27,000	265,092
Community Bank of the Bay*	4,000	17,200
Consensus Orthopedics, Inc.:
Common Stock (b)(i)*	180,877	—
Series A-1, Preferred (b)(i)*	420,683	—
Series B, Preferred (b)(i)*	348,940	—
Series C, Preferred (b)(i)*	601,710	90,192
Kickboard:
Common (a)(b)(i)*	169,932	33,568
Series A, Preferred (a)(b)(i)*	1,560,476	385,328
LearnZillion, Inc.:
Series A, Preferred (b)(i)*	169,492	145,763
Series A-1, Preferred (b)(i)*	108,678	134,761
Lumni, Inc., Series B, Preferred (b)(i)*	17,265	116,366
MACH Energy:
Common (b)(i)*	20,536	344
Series A, Preferred (b)(i)*	27,977	5,630
Series B, Preferred (b)(i)*	26,575	7,308
Mobius Technologies, Inc.:
Common (b)(i)*	12,560	—
Series A-1, Preferred (b)(i)*	6,943	—
Series A-4, Preferred (b)(i)*	2,716	—
Neighborhood Bancorp (b)(i)*	10,000	—
Seventh Generation, Inc. (b)(i)*	150,222	4,302,854
Wild Planet Entertainment, Contingent Deferred Distribution (b)(i)*	1	21,376
Wind Harvest Co., Inc. (b)(i)*	8,696	—
		5,591,628

Total Equity Securities (Cost $375,020,428)		439,987,207

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.2%	ADJUSTED BASIS
Coastal Venture Partners (b)(i)*	$57,944	65,926
Commons Capital (b)(i)*	327,358	151,236
First Analysis Private Equity Fund IV (b)(i)*	225,317	810,215
GEEMF Partners (a)(b)(i)*	—	86,241
Global Environment Emerging Markets Fund (b)(i)*	—	307,893
Infrastructure and Environmental Private Equity Fund III (b)(i)*	45,123	114,297

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VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - CONT’D	ADJUSTED BASIS	VALUE

Labrador Ventures III (b)(i)*	$305,585	$13,360
New Markets Growth Fund LLC (b)(i)*	225,646	—
Solstice Capital (b)(i)*	7,494	80,490

Total Venture Capital Limited Partnership Interest (Cost $1,194,466)		1,629,658

VENTURE CAPITAL DEBT OBLIGATIONS - 0.1%	PRINCIPAL AMOUNT
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21 (b)(i)	1,000,000	1,069,101

Total Venture Capital Debt Obligations (Cost $1,000,000)		1,069,101

ASSET-BACKED SECURITIES - 6.4%
ALM XII Ltd.:
1.749%, 4/16/27 (e)(r)	3,800,000	3,798,100
2.549%, 4/16/27 (e)(r)	1,000,000	998,700
American Credit Acceptance Receivables Trust:
1.64%, 11/15/16 (e)	11,034	11,035
2.84%, 5/15/19 (e)	545,000	548,642
2.39%, 11/12/19 (e)	400,000	401,468
American Homes 4 Rent:
2.75%, 6/17/31 (e)(r)	1,000,000	974,746
3.786%, 10/17/36 (e)	1,291,144	1,344,514
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	1,050,000	1,046,383
CAL Funding II Ltd.:
3.47%, 10/25/27 (e)	189,583	190,834
3.35%, 3/27/28 (e)	1,360,000	1,368,465
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	131,436	131,651
Capital Automotive REIT, 3.66%, 10/15/44 (e)	1,000,000	1,011,607
Carfinance Capital Auto Trust, 3.15%, 8/15/19 (e)	750,000	761,849
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	1,573,340	1,624,362
CLI Funding V LLC, 3.29%, 6/18/29 (e)	739,072	748,389
Colony American Homes, 2.027%, 5/17/31 (e)(r)	1,200,000	1,196,370
Dell Equipment Finance Trust, 1.80%, 6/22/20 (e)	850,000	847,581
Element Rail Leasing I LLC:
2.299%, 4/19/44 (e)	258,955	257,885
3.668%, 4/19/44 (e)	600,000	611,721
4.406%, 4/19/44 (e)	700,000	717,081
Element Rail Leasing II LLC, 3.585%, 2/19/45 (e)	1,100,000	1,111,990
Exeter Automobile Receivables Trust, 1.49%, 11/15/17 (e)	227,083	227,496
Ford Credit Auto Owner Trust/Ford Credit, 2.41%, 11/15/25 (e)	400,000	403,464
FRS I LLC, 3.08%, 4/15/43 (e)	778,055	783,750
GLC Trust, 3.00%, 7/15/21 (e)	574,751	574,176
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	1,608,583	1,614,073
Invitation Homes Trust:
1.60%, 12/17/30 (e)(r)	100,000	99,292
4.473%, 3/17/32 (e)(r)	1,000,000	1,018,651
3.328%, 6/17/32 (e)(r)	800,000	800,000
MVW Owner Trust, 2.15%, 4/22/30 (e)	281,512	282,775
Oak Hill Advisors Residential Loan Trust, 4.00%, 4/25/54 (e)(r)	400,000	391,715
OneMain Financial Issuance Trust, 2.43%, 6/18/24 (e)	1,990,000	1,993,005

32 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

ASSET-BACKED SECURITIES - CONT’D	PRINCIPAL AMOUNT	VALUE

SBA Tower Trust, 3.869%, 10/15/49 (e)	$1,000,000	$1,040,833
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (e)(r)	841,949	833,566
Sierra Timeshare Receivables Funding LLC:
2.70%, 10/20/30 (e)	261,963	263,965
2.40%, 6/20/31 (e)	1,041,267	1,040,099
2.80%, 10/20/31 (e)	407,921	410,722
SoFi Professional Loan Program LLC, 2.55%, 8/27/29 (e)	1,052,733	1,058,956
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (e)	897,904	952,760
Series II LLC, 4.59%, 4/20/44 (e)	573,286	601,942
Series III LLC, 4.02%, 7/20/44 (e)	879,735	896,817
Series III LLC, 5.44%, 7/20/44 (e)	1,955,439	2,036,590
Springleaf Funding Trust, 3.62%, 11/15/24 (e)	600,000	606,176
STORE Master Funding LLC, 4.21%, 4/20/44 (e)	1,095,417	1,132,113
SVO VOI Mortgage LLC, 2.00%, 9/20/29 (e)	471,768	468,464
TAL Advantage V LLC:
2.83%, 2/22/38 (e)	427,500	427,592
3.55%, 11/20/38 (e)	520,000	531,747
4.625%, 11/20/38 (e)	1,993,333	2,007,685
3.51%, 2/22/39 (e)	936,250	951,321
3.33%, 5/20/39 (e)	662,538	672,726
3.97%, 5/20/39 (e)	183,333	181,823
United Auto Credit Securitization Trust, 2.22%, 12/15/17 (e)	127,907	128,039
VOLT XXVII LLC, 3.375%, 8/27/57 (e)(r)	596,097	596,416
VOLT XXX LLC, 3.625%, 10/25/57 (e)(r)	991,950	993,746

Total Asset-Backed Securities (Cost $45,329,613)		45,725,868

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.7%
CAM Mortgage Trust, 2.60%, 5/15/48 (e)(r)	96,586	96,579
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 2.774%, 5/25/24 (r)	1,200,000	1,096,560
CAS 2014-C03 1M2, 3.174%, 7/25/24 (r)	300,000	282,247
CAS 2014-C03 2M2, 3.074%, 7/25/24 (r)	700,000	654,312
CAS 2015-C01 1M2, 4.474%, 2/25/25 (r)	1,100,000	1,120,802
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.624%, 11/25/23 (r)	744,226	745,177
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	208,722	209,242
VML LLC, 2014-NPL1 A1, 3.875%, 4/25/54 (e)(r)	576,637	576,962

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $4,878,043)		4,781,881

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%
CDGJ Commercial Mortgage Trust, 2.025%, 12/15/27 (e)(r)	800,000	801,375
Citigroup Commercial Mortgage Trust, 3.575%, 9/15/17 (e)(r)	600,000	586,560
COMM Mortgage Trust, 2.175%, 6/8/30 (e)(r)	950,000	950,356
COMM SAVA Mortgage Trust, 3.275%, 6/15/34 (e)(r)	500,000	500,426
Commercial Mortgage Pass Through Certificates, 2.527%, 6/11/27 (e)(r)	800,000	799,212
EQTY INNS Mortgage Trust, 3.625%, 5/8/31 (e)(r)	1,100,000	1,097,293

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COMMERCIAL MORTGAGE-BACKED SECURITIES - CONT’D	PRINCIPAL AMOUNT	VALUE

Extended Stay America Trust:
3.604%, 12/5/31 (e)	$820,000	$853,967
3.902%, 12/5/31 (e)	300,000	308,705
GS Mortgage Securities Trust, 3.79%, 1/10/31 (e)	400,000	391,652
Hilton USA Trust:
2.923%, 11/5/30 (e)(r)	339,985	340,666
3.714%, 11/5/30 (e)	400,000	408,431
5.222%, 11/5/30 (e)(r)	700,000	719,010
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (e)	550,000	570,578
3.805%, 6/10/27 (e)(r)	400,000	404,650
3.775%, 6/15/29 (e)(r)	900,000	898,915
1.325%, 4/15/30 (e)(r)	550,000	549,913
4.159%, 12/15/47 (r)	1,000,000	969,785
Morgan Stanley Capital I Trust:
2014-CPT F, 3.446%, 7/13/29 (e)(r)	410,000	400,756
2014-CPT G, 3.446%, 7/13/29 (e)(r)	280,000	267,697
Motel 6 Trust:
5.00%, 2/5/30 (e)	300,000	292,693
5.279%, 2/5/30 (e)	950,000	951,455
ORES NPL LLC:
6.00%, 3/27/24 (e)	600,000	600,000
3.081%, 9/25/25 (e)	135,442	135,103
PFP III Ltd., 1.345%, 6/14/31 (e)(r)	462,696	463,425
RREF 2013-RIAL4 LLC, 3.25%, 11/27/28 (e)(r)	154,408	155,079
VFC LLC, 2.75%, 7/20/30 (e)	343,870	343,846
WFLD Mortgage Trust, 3.755%, 8/10/31 (e)(r)	850,000	873,885
WFRBS Commercial Mortgage Trust:
3.497%, 8/15/47 (e)	330,000	285,591
4.234%, 8/15/47 (r)	530,000	548,109

Total Commercial Mortgage-Backed Securities (Cost $16,303,062)		16,469,133

CORPORATE BONDS - 18.5%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 2.75%, 5/15/17 (e)	1,200,000	1,188,000
Agilent Technologies, Inc., 3.20%, 10/1/22	600,000	592,156
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Ally Financial, Inc.:
4.625%, 6/26/15	1,500,000	1,507,500
3.25%, 2/13/18	300,000	297,000
4.125%, 3/30/20	500,000	496,875
Amazon.com, Inc., 3.80%, 12/5/24	600,000	630,595
America Movil SAB de CV:
2.375%, 9/8/16	350,000	355,736
1.268%, 9/12/16 (r)	500,000	501,953
American Tower Corp., 3.45%, 9/15/21	600,000	612,460
Amgen, Inc.:
3.625%, 5/22/24	75,000	78,874
5.15%, 11/15/41	800,000	921,408

34 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

CORPORATE BONDS - CONT’D	PRINCIPAL AMOUNT	VALUE

Apple, Inc.:
3.45%, 5/6/24	$300,000	$318,405
2.50%, 2/9/25	200,000	195,724
3.45%, 2/9/45	780,000	740,406
AT&T, Inc.:
2.375%, 11/27/18	300,000	303,862
2.30%, 3/11/19	725,000	730,551
3.875%, 8/15/21	400,000	423,756
4.35%, 6/15/45	725,000	693,447
Autodesk, Inc., 1.95%, 12/15/17	600,000	600,478
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.75%, 3/15/20	600,000	653,640
Bank of America Corp.:
2.60%, 1/15/19	550,000	559,786
1.125%, 4/1/19 (r)	300,000	301,756
2.65%, 4/1/19	300,000	305,680
4.125%, 1/22/24	1,300,000	1,392,087
4.00%, 4/1/24	300,000	319,115
4.20%, 8/26/24	500,000	517,283
4.00%, 1/22/25	400,000	403,237
4.25%, 10/22/26	435,000	449,069
Bank of America NA:
5.30%, 3/15/17	1,200,000	1,281,590
0.571%, 6/15/17 (r)	1,500,000	1,487,325
BB&T Corp., 2.45%, 1/15/20	1,530,000	1,556,402
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	256,800
Bed Bath & Beyond, Inc., 5.165%, 8/1/44	700,000	771,895
Canadian National Railway Co., 1.45%, 12/15/16	150,000	151,692
Capital One Bank:
2.25%, 2/13/19	400,000	402,118
3.375%, 2/15/23	1,200,000	1,215,356
CBS Corp., 3.50%, 1/15/25	600,000	605,853
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	600,000	605,024
CenturyLink, Inc., 7.65%, 3/15/42	700,000	715,750
Cisco Systems, Inc., 5.50%, 1/15/40	250,000	309,118
CIT Group, Inc.:
5.00%, 5/15/17	700,000	719,908
5.25%, 3/15/18	1,975,000	2,044,125
Citigroup, Inc.:
2.50%, 9/26/18	1,600,000	1,631,360
3.75%, 6/16/24	250,000	261,290
3.875%, 3/26/25	1,000,000	1,003,756
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	300,000	335,204
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,300,000	1,427,421
Cummins, Inc., 4.875%, 10/1/43	550,000	652,570
CVS Pass-Through Trust, 6.036%, 12/10/28	994,508	1,175,606
DDR Corp., 4.75%, 4/15/18	500,000	538,273
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
3.95%, 1/15/25	500,000	515,138
5.15%, 3/15/42	600,000	627,043

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 35

CORPORATE BONDS - CONT’D	PRINCIPAL AMOUNT	VALUE

Discover Financial Services:
3.85%, 11/21/22	$750,000	$769,473
3.95%, 11/6/24	300,000	308,522
Discovery Communications LLC:
3.30%, 5/15/22	1,000,000	1,005,707
4.875%, 4/1/43	900,000	940,425
Doric Nimrod Air Alpha Pass Through Trust:
6.125%, 11/30/21 (e)	341,851	358,055
5.25%, 5/30/25 (e)	639,120	683,411
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, 5.125%, 11/30/24 (e)	349,634	370,883
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	200,000	207,996
Dun & Bradstreet Corp., 3.25%, 12/1/17	600,000	613,656
Eaton Corp.:
1.50%, 11/2/17	500,000	501,900
2.75%, 11/2/22	600,000	601,249
Enterprise Products Operating LLC:
4.85%, 8/15/42	200,000	213,815
4.85%, 3/15/44	300,000	323,393
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,250,000	1,351,405
EOG Resources, Inc., 3.15%, 4/1/25	500,000	509,923
ERP Operating LP, 4.625%, 12/15/21	300,000	335,106
Experian Finance plc, 2.375%, 6/15/17 (e)	600,000	605,593
Express Scripts Holding Co.:
4.75%, 11/15/21	300,000	337,532
3.50%, 6/15/24	600,000	617,714
FedEx Corp., 3.20%, 2/1/25	600,000	608,109
Fifth Third Bancorp, 2.30%, 3/1/19	500,000	506,028
Ford Motor Credit Co. LLC:
3.984%, 6/15/16	700,000	721,720
4.25%, 2/3/17	200,000	210,013
2.145%, 1/9/18	250,000	252,856
1.182%, 11/4/19 (r)	600,000	600,513
2.597%, 11/4/19	300,000	303,955
3.219%, 1/9/22	700,000	714,744
General Mills, Inc., 3.15%, 12/15/21	1,500,000	1,554,041
Genworth Holdings, Inc., 4.80%, 2/15/24	1,100,000	925,375
Gilead Sciences, Inc., 3.70%, 4/1/24	500,000	533,902
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	600,000	604,081
Goldman Sachs Group, Inc.:
3.625%, 2/7/16	700,000	714,978
6.15%, 4/1/18	875,000	983,711
2.60%, 4/23/20	1,000,000	1,010,639
3.50%, 1/23/25	2,000,000	2,035,108
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (e)	500,000	513,080
4.875%, 6/27/44 (e)	500,000	506,215
Hanesbrands, Inc., 6.375%, 12/15/20	800,000	849,000
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	1,100,000	1,131,431
Health Care REIT, Inc., 3.75%, 3/15/23	600,000	614,558
Hewlett-Packard Co., 0.93%, 8/3/15 (e)	2,500,000	2,497,543

36 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

CORPORATE BONDS - CONT’D	PRINCIPAL AMOUNT	VALUE

Home Depot, Inc.:
2.70%, 4/1/23	$600,000	$609,070
4.20%, 4/1/43	600,000	655,488
Host Hotels & Resorts LP, 3.75%, 10/15/23	600,000	608,156
Howard Hughes Medical Institute, 3.50%, 9/1/23	750,000	798,357
Illinois Tool Works, Inc., 3.90%, 9/1/42	300,000	309,209
Ingredion, Inc., 1.80%, 9/25/17	600,000	599,949
Intel Corp., 4.80%, 10/1/41	400,000	450,681
International Finance Corp., 0.625%, 11/15/16	125,000	124,958
Jabil Circuit, Inc., 7.75%, 7/15/16	1,000,000	1,072,500
JPMorgan Chase & Co.:
2.35%, 1/28/19	1,100,000	1,118,030
3.625%, 5/13/24	1,700,000	1,767,643
3.875%, 9/10/24	900,000	923,301
3.125%, 1/23/25	1,300,000	1,303,813
Kimberly-Clark Corp., 3.70%, 6/1/43	500,000	509,826
Laboratory Corporation of America Holdings:
3.60%, 2/1/25	300,000	301,224
4.70%, 2/1/45	300,000	308,789
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (e)	1,600,000	1,704,213
Life Technologies Corp., 6.00%, 3/1/20	500,000	577,446
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	1,200,000	1,224,948
Lowe’s Co.’s, Inc., 4.65%, 4/15/42	250,000	286,532
Masco Corp.:
4.45%, 4/1/25	200,000	206,500
6.50%, 8/15/32	350,000	374,500
Massachusetts Institute of Technology, 3.959%, 7/1/38	300,000	322,450
Medtronic, Inc., 4.625%, 3/15/45 (e)	300,000	340,042
Merck & Co., Inc.:
2.75%, 2/10/25	500,000	499,595
3.70%, 2/10/45	250,000	251,182
Methanex Corp.:
3.25%, 12/15/19	600,000	613,856
5.65%, 12/1/44	750,000	787,721
Microsoft Corp., 2.70%, 2/12/25	600,000	602,314
Morgan Stanley:
2.375%, 7/23/19	1,000,000	1,007,461
5.50%, 1/26/20	1,200,000	1,363,792
1.396%, 1/27/20 (r)	600,000	608,972
2.65%, 1/27/20	1,000,000	1,013,922
3.70%, 10/23/24	500,000	521,291
5.00%, 11/24/25	800,000	883,724
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (e)	500,000	503,134
NBCUniversal Media LLC:
4.375%, 4/1/21	500,000	557,066
4.45%, 1/15/43	500,000	542,944
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	202,799
NII Capital Corp., 7.625%, 4/1/21 (p)*	1,300,000	396,500
NIKE, Inc., 3.625%, 5/1/43	600,000	603,820

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 37

CORPORATE BONDS - CONT’D	PRINCIPAL AMOUNT	VALUE

Nissan Motor Acceptance Corp.:
2.65%, 9/26/18 (e)	$500,000	$515,030
2.35%, 3/4/19 (e)	650,000	661,816
North American Development Bank:
2.30%, 10/10/18	900,000	918,794
2.40%, 10/26/22	600,000	593,051
Numericable-SFR SAS, 6.00%, 5/15/22 (e)	500,000	506,250
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.125%, 5/11/15 (e)	500,000	501,057
3.05%, 1/9/20 (e)	1,300,000	1,321,780
Pentair Finance SA:
1.35%, 12/1/15	600,000	601,449
1.875%, 9/15/17	600,000	601,950
PepsiCo, Inc.:
2.75%, 3/5/22	300,000	306,183
2.75%, 3/1/23	300,000	303,208
Perrigo Co. plc, 5.30%, 11/15/43	300,000	339,838
Perrigo Finance plc, 3.50%, 12/15/21	600,000	620,878
Pioneer Natural Resources Co., 5.875%, 7/15/16	745,000	786,388
PNC Bank NA, 2.70%, 11/1/22	1,000,000	995,291
ProLogis LP, 6.875%, 3/15/20	253,000	298,368
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	400,000	425,000
Prudential Financial, Inc.:
3.50%, 5/15/24	500,000	511,790
4.60%, 5/15/44	300,000	318,078
Regency Centers LP, 3.75%, 6/15/24	500,000	515,370
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	500,000	505,109
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	600,000	624,750
Rogers Communications, Inc.:
3.00%, 3/15/23	600,000	597,086
5.00%, 3/15/44	600,000	661,360
SBA Communications Corp., 4.875%, 7/15/22 (e)	200,000	195,912
SBA Tower Trust, 3.722%, 4/15/48 (e)	1,100,000	1,136,011
Southwest Airlines Co., 2.75%, 11/6/19	500,000	511,382
Spencer Spirit Holdings, Inc., 9.00%, 5/1/18 (e)	818,000	829,249
Sprint Capital Corp., 6.90%, 5/1/19	325,000	335,969
Sprint Corp., 7.25%, 9/15/21	100,000	100,500
Stanley Black & Decker, Inc., 2.90%, 11/1/22	600,000	609,839
State Street Corp., 3.10%, 5/15/23	300,000	303,452
SunTrust Bank, 0.553%, 8/24/15 (r)	500,000	499,808
SunTrust Banks, Inc., 2.35%, 11/1/18	500,000	507,770
Sysco Corp.:
3.00%, 10/2/21	300,000	309,761
3.50%, 10/2/24	300,000	311,314
Telefonica Emisiones SAU:
3.992%, 2/16/16	600,000	615,272
3.192%, 4/27/18	600,000	625,765
TerraForm Power Operating LLC, 5.875%, 2/1/23 (e)	450,000	466,875
Texas Instruments, Inc., 1.65%, 8/3/19	600,000	597,107
The TJX Co.’s, Inc.:
2.75%, 6/15/21	600,000	613,676
2.50%, 5/15/23	600,000	591,339
38 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

CORPORATE BONDS - CONT’D	PRINCIPAL AMOUNT	VALUE

Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	$300,000	$358,329
Thomson Reuters Corp.:
3.85%, 9/29/24	300,000	310,643
5.65%, 11/23/43	300,000	355,891
Time Warner Cable, Inc., 5.50%, 9/1/41	800,000	918,994
Time Warner, Inc.:
4.05%, 12/15/23	400,000	428,139
5.375%, 10/15/41	500,000	585,578
4.90%, 6/15/42	500,000	554,800
Tyco Electronics Group SA:
2.35%, 8/1/19	300,000	303,195
3.45%, 8/1/24	300,000	310,426
United Parcel Service, Inc., 2.45%, 10/1/22	500,000	503,440
US Bancorp, 2.95%, 7/15/22	500,000	508,632
Ventas Realty LP, 3.50%, 2/1/25	1,000,000	1,004,084
Ventas Realty LP / Ventas Capital Corp., 4.00%, 4/30/19	1,000,000	1,068,411
Viacom, Inc.:
3.875%, 4/1/24	1,375,000	1,414,685
5.25%, 4/1/44	500,000	536,494
Virgin Australia Trust:
6.00%, 4/23/22 (e)	823,632	852,459
5.00%, 4/23/25 (e)	85,905	90,415
Vornado Realty LP, 2.50%, 6/30/19	700,000	705,620
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	400,000	394,960
Walgreen Co., 1.80%, 9/15/17	600,000	606,186
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	500,000	516,976
Weingarten Realty Investors, 4.45%, 1/15/24	600,000	639,252
Wells Fargo & Co.:
1.15%, 6/2/17	1,000,000	999,697
4.10%, 6/3/26	600,000	633,041
Whirlpool Corp.:
3.70%, 3/1/23	500,000	515,780
3.70%, 5/1/25	500,000	514,662
Wisconsin Public Service Corp., 3.671%, 12/1/42	600,000	610,751
Yara International ASA, 7.875%, 6/11/19 (e)	500,000	594,780

Total Corporate Bonds (Cost $129,786,253)		132,913,727

FLOATING RATE LOANS (d) - 0.4%
Albertson’s Holdings LLC:
5.00%, 8/25/19 (r)	500,000	502,890
5.50%, 8/25/21 (r)	500,000	503,820
BJ’s Wholesale Club, Inc., 4.50%, 9/26/19 (r)	490,047	489,817
Delta Air Lines, Inc., 3.25%, 4/20/17 (r)	598,446	597,881
Michaels Stores, Inc., 4.00%, 1/28/20 (r)	598,496	598,603

Total Floating Rate Loans (Cost $2,666,422)		2,693,011

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MUNICIPAL OBLIGATIONS - 0.7%	PRINCIPAL AMOUNT	VALUE

Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	$400,000	$480,864
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	800,000	1,024,752
New York City GO Bonds, 5.206%, 10/1/31	1,275,000	1,512,086
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	1,000,000	1,264,340
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	500,000	600,100

Total Municipal Obligations (Cost $4,712,359)		4,882,142

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17 (b)(i)(r)	4,266,666	4,229,981

Total High Social Impact Investments (Cost $4,266,666)		4,229,981

U.S. TREASURY OBLIGATIONS - 4.2%
United States Treasury Bonds, 3.00%, 11/15/44	12,105,000	13,263,485
United States Treasury Notes:
0.50%, 3/31/17	3,370,000	3,366,050
1.00%, 3/15/18	1,350,000	1,354,957
1.375%, 3/31/20	3,940,000	3,940,615
1.75%, 3/31/22	3,165,000	3,173,159
2.00%, 2/15/25	4,890,000	4,920,944

Total U.S. Treasury Obligations (Cost $29,567,014)		30,019,210

SOVEREIGN GOVERNMENT BONDS - 0.0%
Export Development Canada, 0.875%, 1/30/17	175,000	175,592
Kommunalbanken AS, 0.75%, 11/21/16 (e)	100,000	100,171

Total Sovereign Government Bonds (Cost $274,820)		275,763

TIME DEPOSIT - 4.6%
State Street Bank Time Deposit, 0.088%, 4/1/15	33,096,192	33,096,192

Total Time Deposit (Cost $33,096,192)		33,096,192

TOTAL INVESTMENTS (Cost $648,095,338) - 100.0%		717,772,874
Other assets and liabilities, net - 0.0%		(349,532)
NET ASSETS - 100%		$717,423,342

See notes to statements of net assets and notes to financial statements.

40 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 17,651,523 shares outstanding	$511,612,208
Class B: 100,852 shares outstanding	4,592,404
Class C: 1,682,727 shares outstanding	51,640,569
Class I: 1,339,823 shares outstanding	41,803,486
Class Y: 144,114 shares outstanding	4,828,217
Undistributed net investment income	235,494
Accumulated net realized gain (loss)	32,894,985
Net unrealized appreciation (depreciation)	69,815,979

NET ASSETS	$717,423,342

NET ASSET VALUE PER SHARE
Class A (based on net assets of $605,979,422)	$34.33
Class B (based on net assets of $3,397,935)	$33.69
Class C (based on net assets of $56,417,008)	$33.53
Class I (based on net assets of $46,647,739)	$34.82
Class Y (based on net assets of $4,981,238)	$34.56

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
Ultra U.S. Treasury Bonds	87	6/15	$14,779,125	$300,468

Sold:
2 Year U.S. Treasury Notes	6	6/15	$1,314,938	($4,595)
5 Year U.S. Treasury Notes	97	6/15	11,660,461	(119,505)
10 Year U.S. Treasury Notes	30	6/15	3,867,188	(37,925)
Total Sold				($162,025)
See notes to statements of net assets and notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 41

BOND PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2015

ASSET-BACKED SECURITIES - 18.7%	PRINCIPAL AMOUNT	VALUE
ALM XII Ltd., 2.549%, 4/16/27 (e)(r)	$3,500,000	$3,495,450
American Credit Acceptance Receivables Trust:
1.64%, 11/15/16 (e)	39,721	39,725
2.84%, 5/15/19 (e)	1,965,000	1,978,130
2.39%, 11/12/19 (e)	1,450,000	1,455,320
American Homes 4 Rent:
2.75%, 6/17/31 (e)(r)	3,500,000	3,411,611
3.786%, 10/17/36 (e)	4,370,027	4,550,662
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	3,700,000	3,687,253
CAL Funding II Ltd., 3.35%, 3/27/28 (e)	4,000,000	4,024,896
Capital Automotive REIT, 3.66%, 10/15/44 (e)	3,350,000	3,388,883
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	5,238,000	5,407,863
CLI Funding V LLC, 3.29%, 6/18/29 (e)	2,586,753	2,619,362
DB Master Finance LLC, 3.98%, 2/20/45 (e)	2,500,000	2,553,150
Dell Equipment Finance Trust, 1.80%, 6/22/20 (e)	3,000,000	2,991,462
Element Rail Leasing I LLC:
2.299%, 4/19/44 (e)	949,502	945,579
3.668%, 4/19/44 (e)	1,900,000	1,937,115
4.406%, 4/19/44 (e)	2,200,000	2,253,684
Element Rail Leasing II LLC, 3.585%, 2/19/45 (e)	3,983,000	4,026,415
FRS I LLC:
3.08%, 4/15/43 (e)	3,574,190	3,600,353
3.96%, 4/15/43 (e)	3,987,186	4,051,682
GLC II Trust, 4.00%, 12/18/20 (e)	4,595,748	4,621,024
GLC Trust, 3.00%, 7/15/21 (e)	1,939,785	1,937,845
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	2,869,583	2,879,377
GMAT Trust, 5.00%, 2/25/44 (e)(r)	2,800,000	2,792,681
Invitation Homes Trust:
1.60%, 12/17/30 (e)(r)	300,000	297,875
3.328%, 6/17/32 (e)(r)	550,000	550,000
3.878%, 6/17/32 (e)(r)	1,250,000	1,250,000
MVW Owner Trust, 2.15%, 4/22/30 (e)	994,276	998,739
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (e)	861,456	861,427
Oak Hill Advisors Residential Loan Trust, 4.00%, 4/25/54 (e)(r)	1,200,000	1,175,146
OneMain Financial Issuance Trust, 2.43%, 6/18/24 (e)	6,800,000	6,810,268
Oxford Finance Funding Trust, 3.475%, 12/15/22 (e)	2,400,000	2,402,640
SBA Tower Trust, 3.869%, 10/15/49 (e)	3,300,000	3,434,749
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (e)(r)	2,900,046	2,871,170
Sierra Timeshare Receivables Funding LLC:
2.66%, 8/20/29 (e)	1,176,081	1,183,051
2.70%, 10/20/30 (e)	904,962	911,881
2.40%, 6/20/31 (e)	3,262,637	3,258,976
2.80%, 10/20/31 (e)	5,531,411	5,569,384
SLM Private Education Loan Trust, 3.00%, 5/16/44 (e)	2,000,000	1,971,374
SoFi Professional Loan Program LLC, 2.55%, 8/27/29 (e)	3,636,712	3,658,213

42 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

ASSET-BACKED SECURITIES - CONT'D	PRINCIPAL AMOUNT	VALUE

SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (e)	$3,591,617	$3,811,039
Series III LLC, 4.02%, 7/20/44 (e)	3,127,947	3,188,682
Series III LLC, 5.44%, 7/20/44 (e)	6,355,177	6,618,917
Spirit Master Funding LLC, 4.629%, 1/20/45 (e)	5,000,000	5,214,000
SpringCastle America Funding LLC, 5.59%, 10/25/33 (e)	900,000	905,310
Springleaf Funding Trust, 3.62%, 11/15/24 (e)	2,100,000	2,121,617
STORE Master Funding LLC, 4.21%, 4/20/44 (e)	3,883,750	4,013,856
SVO VOI Mortgage LLC, 2.00%, 9/20/29 (e)	2,689,080	2,670,246
SWAY Residential Trust, 1.477%, 1/17/32 (e)(r)	4,956,497	4,949,920
TAL Advantage V LLC:
3.55%, 11/20/38 (e)	1,820,000	1,861,114
3.51%, 2/22/39 (e)	3,388,333	3,442,875
3.33%, 5/20/39 (e)	2,366,208	2,402,593
3.97%, 5/20/39 (e)	641,667	636,379
3.27%, 11/21/39 (e)	2,320,000	2,362,245
4.15%, 11/21/39 (e)	966,667	980,143
Trinity Rail Leasing LP, 3.525%, 1/15/43 (e)	4,000,000	4,039,200
VOLT XXVII LLC, 3.375%, 8/27/57 (e)(r)	1,887,639	1,888,651
VOLT XXX LLC, 3.625%, 10/25/57 (e)(r)	5,058,943	5,068,105

Total Asset-Backed Securities (Cost $160,195,305)		162,029,307

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.2%
CAM Mortgage Trust:
2.60%, 5/15/48 (e)(r)	313,905	313,881
4.45%, 5/15/48 (e)(r)	1,800,000	1,806,282
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 2.774%, 5/25/24 (r)	4,200,000	3,837,960
CAS 2014-C03 1M2, 3.174%, 7/25/24 (r)	1,200,000	1,128,989
CAS 2014-C03 2M2, 3.074%, 7/25/24 (r)	2,600,000	2,430,301
CAS 2015-C01 1M2, 4.474%, 2/25/25 (r)	4,100,000	4,177,535
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.624%, 11/25/23 (r)	1,562,876	1,564,873
JP Morgan Mortgage Trust, 2.583%, 9/25/35 (r)	514,815	512,018
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	793,143	795,118
VML LLC:
2014-NPL1 A1, 3.875%, 4/25/54 (e)(r)	1,826,017	1,827,046
2014-NPL1 A2, 4.75%, 4/25/54 (e)(r)	950,000	914,708

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $19,654,598)		19,308,711

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	2,000,000	2,038,750
CDGJ Commercial Mortgage Trust, 2.025%, 12/15/27 (e)(r)	2,800,000	2,804,813
Citigroup Commercial Mortgage Trust, 3.575%, 9/15/17 (e)(r)	2,900,000	2,835,040
COMM Mortgage Trust, 2.175%, 6/8/30 (e)(r)	3,500,000	3,501,312
Commercial Mortgage Pass Through Certificates, 2.527%, 6/11/27 (e)(r)	2,700,000	2,697,341

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COMMERCIAL MORTGAGE-BACKED SECURITIES - CONT’D	PRINCIPAL AMOUNT	VALUE

EQTY INNS Mortgage Trust, 3.625%, 5/8/31 (e)(r)	$3,600,000	$3,591,140
Extended Stay America Trust:
3.604%, 12/5/31 (e)	5,000,000	5,207,115
5.053%, 12/5/31 (e)(r)	2,800,000	2,909,096
GRACE Mortgage Trust, 3.59%, 6/10/28 (e)(r)	400,000	389,431
GS Mortgage Securities Trust, 3.79%, 1/10/31 (e)	1,400,000	1,370,782
Hilton USA Trust:
3.714%, 11/5/30 (e)	1,200,000	1,225,292
5.222%, 11/5/30 (e)(r)	3,700,000	3,800,481
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (e)	1,750,000	1,815,476
3.805%, 6/10/27 (e)(r)	1,200,000	1,213,949
3.775%, 6/15/29 (e)(r)	3,000,000	2,996,385
1.325%, 4/15/30 (e)(r)	2,000,000	1,999,682
4.159%, 12/15/47 (r)	3,200,000	3,103,312
Morgan Stanley Capital I Trust, 3.446%, 7/13/29 (e)(r)	960,000	917,817
Motel 6 Trust:
5.00%, 2/5/30 (e)	1,950,000	1,902,504
5.279%, 2/5/30 (e)	3,300,000	3,305,056
ORES NPL LLC:
6.00%, 3/27/24 (e)	2,000,000	2,000,000
3.081%, 9/25/25 (e)	541,766	540,412
PFP III Ltd., 1.345%, 6/14/31 (e)(r)	1,619,435	1,621,986
RREF 2013-RIAL4 LLC, 3.25%, 11/27/28 (e)(r)	424,622	426,467
VFC LLC, 2.75%, 7/20/30 (e)	1,203,543	1,203,460
WFLD Mortgage Trust, 3.755%, 8/10/31 (e)(r)	2,700,000	2,775,870
WFRBS Commercial Mortgage Trust:
3.497%, 8/15/47 (e)	980,000	848,119
4.234%, 8/15/47 (r)	1,780,000	1,840,817

Total Commercial Mortgage-Backed Securities (Cost $60,341,560)		60,881,905

CORPORATE BONDS - 47.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 2.75%, 5/15/17 (e)	4,700,000	4,653,000
Agilent Technologies, Inc., 3.20%, 10/1/22	2,000,000	1,973,852
Air Lease Corp., 4.50%, 1/15/16	3,882,000	3,964,491
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	481,681	—
Ally Financial, Inc.:
4.625%, 6/26/15	2,000,000	2,010,000
3.25%, 2/13/18	3,550,000	3,514,500
4.125%, 3/30/20	1,250,000	1,242,188
Amazon.com, Inc., 3.80%, 12/5/24	2,000,000	2,101,982
America Movil SAB de CV, 4.375%, 7/16/42	1,000,000	999,860
American National Red Cross, 5.567%, 11/15/17	1,500,000	1,644,465
American Tower Corp.:
3.45%, 9/15/21	2,650,000	2,705,030
4.70%, 3/15/22	1,500,000	1,608,690
Amgen, Inc.:
3.625%, 5/22/24	350,000	368,076
5.15%, 11/15/41	900,000	1,036,584

44 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

CORPORATE BONDS - CONT’D	PRINCIPAL AMOUNT	VALUE

Apple, Inc.:
3.45%, 5/6/24	$1,500,000	$1,592,024
2.50%, 2/9/25	700,000	685,034
3.45%, 2/9/45	2,350,000	2,230,712
AT&T, Inc.:
2.375%, 11/27/18	1,000,000	1,012,872
2.30%, 3/11/19	3,000,000	3,022,971
3.875%, 8/15/21	700,000	741,574
4.35%, 6/15/45	2,650,000	2,534,669
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.75%, 3/15/20	2,000,000	2,178,800
Bank of America Corp.:
2.60%, 1/15/19	800,000	814,234
2.65%, 4/1/19	1,500,000	1,528,401
4.125%, 1/22/24	3,900,000	4,176,260
4.00%, 4/1/24	400,000	425,486
4.20%, 8/26/24	1,550,000	1,603,577
4.00%, 1/22/25	2,500,000	2,520,232
4.25%, 10/22/26	3,170,000	3,272,524
Bank of America NA, 5.30%, 3/15/17	9,400,000	10,039,125
Becton Dickinson and Co., 3.125%, 11/8/21	1,475,000	1,515,123
Bed Bath & Beyond, Inc., 5.165%, 8/1/44	2,000,000	2,205,410
Capital One Bank:
2.25%, 2/13/19	1,000,000	1,005,294
3.375%, 2/15/23	4,000,000	4,051,188
CBS Corp., 3.50%, 1/15/25	2,100,000	2,120,486
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.849%, 4/15/23	1,000,000	1,012,392
CenturyLink, Inc., 7.65%, 3/15/42	2,600,000	2,658,500
Cisco Systems, Inc., 5.50%, 1/15/40	500,000	618,237
CIT Group, Inc.:
4.25%, 8/15/17	1,000,000	1,012,500
5.25%, 3/15/18	6,875,000	7,115,625
Citigroup, Inc.:
2.50%, 9/26/18	5,200,000	5,301,920
3.75%, 6/16/24	1,000,000	1,045,162
3.875%, 3/26/25	4,400,000	4,416,526
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	1,675,000	1,871,558
Crown Castle Towers LLC:
5.495%, 1/15/37 (e)	3,000,000	3,146,418
4.883%, 8/15/40 (e)	2,000,000	2,196,030
Cummins, Inc., 4.875%, 10/1/43	1,500,000	1,779,735
CVS Pass-Through Trust, 6.036%, 12/10/28	2,295,019	2,712,937
DDR Corp., 4.75%, 4/15/18	3,000,000	3,229,638
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	1,000,000	1,022,200
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
3.95%, 1/15/25	4,000,000	4,121,108
5.15%, 3/15/42	1,800,000	1,881,130
Discover Bank, 8.70%, 11/18/19	948,000	1,167,630
Discover Financial Services:
3.85%, 11/21/22	2,435,000	2,498,222
3.95%, 11/6/24	1,500,000	1,542,610

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CORPORATE BONDS - CONT’D	PRINCIPAL AMOUNT	VALUE

Discovery Communications LLC:
3.30%, 5/15/22	$3,300,000	$3,318,833
4.875%, 4/1/43	2,800,000	2,925,768
Doric Nimrod Air Alpha Pass Through Trust, 5.25%, 5/30/25 (e)	2,364,745	2,528,622
Dr Pepper Snapple Group, Inc.:
2.00%, 1/15/20	1,000,000	992,941
3.20%, 11/15/21	1,000,000	1,039,981
2.70%, 11/15/22	1,000,000	982,439
Dun & Bradstreet Corp., 3.25%, 12/1/17	800,000	818,208
Eaton Corp.:
2.75%, 11/2/22	1,400,000	1,402,915
4.15%, 11/2/42	500,000	515,130
Enterprise Products Operating LLC:
4.85%, 8/15/42	1,300,000	1,389,799
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	8,505,000	9,194,960
EOG Resources, Inc., 3.15%, 4/1/25	1,250,000	1,274,808
ERP Operating LP, 4.625%, 12/15/21	1,300,000	1,452,126
Express Scripts Holding Co.:
4.75%, 11/15/21	2,200,000	2,475,235
3.90%, 2/15/22	800,000	849,449
FedEx Corp.:
3.20%, 2/1/25	1,000,000	1,013,515
4.10%, 2/1/45	1,000,000	998,494
Ford Motor Credit Co. LLC:
3.984%, 6/15/16	1,850,000	1,907,404
4.25%, 2/3/17	2,000,000	2,100,128
2.145%, 1/9/18	650,000	657,425
2.597%, 11/4/19	1,500,000	1,519,776
2.459%, 3/27/20	2,000,000	2,000,202
3.219%, 1/9/22	2,500,000	2,552,658
Genworth Holdings, Inc., 4.80%, 2/15/24	3,700,000	3,112,625
Gilead Sciences, Inc., 3.70%, 4/1/24	1,200,000	1,281,365
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/23	1,000,000	1,006,802
4.20%, 3/18/43	1,000,000	1,068,787
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	8,225,000	9,246,882
2.60%, 4/23/20	3,500,000	3,537,235
3.50%, 1/23/25	5,100,000	5,189,525
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (e)	1,000,000	1,078,200
3.875%, 6/27/24 (e)	1,200,000	1,231,392
4.875%, 6/27/44 (e)	1,200,000	1,214,916
Hanesbrands, Inc., 6.375%, 12/15/20	2,843,000	3,017,134
Health Care REIT, Inc., 3.75%, 3/15/23	2,000,000	2,048,526
Hewlett-Packard Co., 0.93%, 8/3/15 (e)	10,000,000	9,990,174
Home Depot, Inc.:
2.70%, 4/1/23	2,000,000	2,030,234
4.20%, 4/1/43	2,000,000	2,184,960
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,700,000	1,723,110
Illinois Tool Works, Inc., 3.90%, 9/1/42	1,000,000	1,030,696
Ingredion, Inc., 1.80%, 9/25/17	2,000,000	1,999,830

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CORPORATE BONDS - CONT’D	PRINCIPAL AMOUNT	VALUE

Intel Corp., 4.80%, 10/1/41	$1,500,000	$1,690,053
International Finance Corp., 0.625%, 11/15/16	400,000	399,866
Jabil Circuit, Inc., 7.75%, 7/15/16	4,000,000	4,290,000
Johnson Controls, Inc., 3.625%, 7/2/24	600,000	621,716
JPMorgan Chase & Co.:
2.35%, 1/28/19	4,600,000	4,675,399
3.625%, 5/13/24	5,800,000	6,030,782
3.875%, 9/10/24	2,500,000	2,564,725
3.125%, 1/23/25	4,800,000	4,814,078
Laboratory Corporation of America Holdings:
3.60%, 2/1/25	750,000	753,061
4.70%, 2/1/45	750,000	771,972
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	2,194,297
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	3,600,000	3,674,844
Lowe’s Co.’s, Inc., 4.65%, 4/15/42	750,000	859,594
Masco Corp., 4.45%, 4/1/25	850,000	877,625
Massachusetts Institute of Technology, 3.959%, 7/1/38	875,000	940,478
Medtronic, Inc., 4.625%, 3/15/45 (e)	1,250,000	1,416,840
Merck & Co., Inc.:
2.75%, 2/10/25	1,250,000	1,248,988
3.70%, 2/10/45	1,200,000	1,205,675
Methanex Corp.:
3.25%, 12/15/19	1,000,000	1,023,093
5.65%, 12/1/44	3,500,000	3,676,031
Microsoft Corp., 2.70%, 2/12/25	1,900,000	1,907,326
Morgan Stanley:
6.25%, 8/28/17	3,500,000	3,866,492
2.375%, 7/23/19	2,000,000	2,014,922
5.50%, 1/26/20	3,500,000	3,977,725
1.396%, 1/27/20 (r)	2,000,000	2,029,908
3.70%, 10/23/24	1,800,000	1,876,648
5.00%, 11/24/25	4,900,000	5,412,809
NBC Universal Enterprise, Inc., 1.974%, 4/15/19 (e)	1,700,000	1,710,657
NBC Universal Media LLC:
4.375%, 4/1/21	1,700,000	1,894,023
4.45%, 1/15/43	1,700,000	1,846,010
NII Capital Corp., 7.625%, 4/1/21 (p)*	7,314,000	2,230,770
NIKE, Inc., 3.625%, 5/1/43	2,000,000	2,012,732
Nissan Motor Acceptance Corp., 2.65%, 9/26/18 (e)	2,000,000	2,060,120
North American Development Bank:
2.30%, 10/10/18	3,100,000	3,164,734
2.40%, 10/26/22	2,750,000	2,718,149
Numericable-SFR SAS, 6.00%, 5/15/22 (e)	1,200,000	1,215,000
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.375%, 2/1/22 (e)	2,000,000	1,999,384
4.25%, 1/17/23 (e)	3,000,000	3,120,987
PepsiCo, Inc.:
2.75%, 3/5/22	1,000,000	1,020,611
2.75%, 3/1/23	500,000	505,348
Perrigo Finance plc, 3.90%, 12/15/24	1,000,000	1,036,045

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CORPORATE BONDS - CONT’D	PRINCIPAL AMOUNT	VALUE

Pioneer Natural Resources Co., 5.875%, 7/15/16	$3,200,000	$3,377,776
PNC Bank NA:
2.70%, 11/1/22	4,000,000	3,981,164
3.80%, 7/25/23	1,000,000	1,060,930
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	1,040,909
ProLogis LP, 6.875%, 3/15/20	794,000	936,381
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	1,000,000	1,062,500
Prudential Financial, Inc.:
3.50%, 5/15/24	1,200,000	1,228,296
4.60%, 5/15/44	1,000,000	1,060,261
Regency Centers LP, 3.75%, 6/15/24	1,800,000	1,855,332
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	3,000,000	3,030,654
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,500,000	2,603,125
Rogers Communications, Inc.:
3.00%, 3/15/23	2,000,000	1,990,286
5.00%, 3/15/44	2,000,000	2,204,534
SBA Communications Corp., 4.875%, 7/15/22 (e)	1,100,000	1,077,517
SBA Tower Trust, 3.722%, 4/15/48 (e)	4,150,000	4,285,859
Southwest Airlines Co., 2.75%, 11/6/19	1,100,000	1,125,040
Spencer Spirit Holdings, Inc., 9.00%, 5/1/18 (e)	3,273,000	3,318,004
Sprint Capital Corp., 6.90%, 5/1/19	1,025,000	1,059,594
Sprint Corp., 7.25%, 9/15/21	500,000	502,500
State Street Corp., 3.10%, 5/15/23	1,500,000	1,517,259
SunTrust Banks, Inc., 2.35%, 11/1/18	1,200,000	1,218,648
Sysco Corp.:
4.35%, 10/2/34	1,000,000	1,050,567
4.50%, 10/2/44	500,000	533,002
Telefonica Emisiones SAU, 3.192%, 4/27/18	2,000,000	2,085,884
TerraForm Power Operating LLC, 5.875%, 2/1/23 (e)	1,600,000	1,660,000
The TJX Co.’s, Inc.:
2.75%, 6/15/21	2,000,000	2,045,586
2.50%, 5/15/23	2,000,000	1,971,130
Thermo Fisher Scientific, Inc.:
4.15%, 2/1/24	800,000	863,766
5.30%, 2/1/44	500,000	597,216
Thomson Reuters Corp.:
3.85%, 9/29/24	500,000	517,739
5.65%, 11/23/43	500,000	593,151
Time Warner Cable, Inc., 5.50%, 9/1/41	3,250,000	3,733,411
Time Warner, Inc.:
4.05%, 12/15/23	1,000,000	1,070,348
5.375%, 10/15/41	2,650,000	3,103,566
5.35%, 12/15/43	1,000,000	1,166,885
Tyco Electronics Group SA:
2.35%, 8/1/19	500,000	505,326
3.50%, 2/3/22	1,000,000	1,043,236
3.45%, 8/1/24	500,000	517,377
US Bancorp, 2.95%, 7/15/22	1,200,000	1,220,718
Ventas Realty LP, 3.50%, 2/1/25	3,500,000	3,514,294
Ventas Realty LP / Ventas Capital Corp., 4.00%, 4/30/19	2,000,000	2,136,822

48 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

CORPORATE BONDS - CONT’D	PRINCIPAL AMOUNT	VALUE

Viacom, Inc.:
3.875%, 4/1/24	$1,750,000	$1,800,508
4.50%, 2/27/42	1,500,000	1,428,375
Virgin Australia Trust:
6.00%, 4/23/22 (e)	2,450,304	2,536,065
5.00%, 4/23/25 (e)	257,716	271,246
Vodafone Group plc, 4.375%, 2/19/43	1,200,000	1,180,314
Vornado Realty LP, 2.50%, 6/30/19	2,400,000	2,419,267
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	1,600,000	1,579,840
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	2,000,000	2,067,904
Walgreens Co., 3.10%, 9/15/22	1,000,000	1,007,997
Weingarten Realty Investors, 4.45%, 1/15/24	3,000,000	3,196,260
Wells Fargo & Co.:
3.45%, 2/13/23	1,000,000	1,023,205
4.10%, 6/3/26	2,000,000	2,110,136
Whirlpool Corp.:
3.70%, 3/1/23	2,100,000	2,166,276
3.70%, 5/1/25	1,700,000	1,749,851
5.15%, 3/1/43	1,000,000	1,135,846
Wisconsin Public Service Corp., 3.671%, 12/1/42	2,000,000	2,035,836
Yara International ASA, 7.875%, 6/11/19 (e)	1,500,000	1,784,342

Total Corporate Bonds (Cost $401,809,578)		413,661,379

MUNICIPAL OBLIGATIONS - 2.9%
Commonwealth of Massachusetts GO Bonds, 5.456%, 12/1/39	750,000	954,780
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	3,800,000	4,568,208
Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	2,990,000	3,386,354
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	3,750,000	4,803,525
Maryland Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,685,860
New York City GO Bonds, 5.206%, 10/1/31	1,030,000	1,221,528
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	3,540,000	4,475,764
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	1,253,880
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	880,000	1,099,296

Total Municipal Obligations (Cost $23,210,018)		25,449,195

FLOATING RATE LOANS (d) - 1.1%
Albertson’s Holdings LLC:
5.00%, 8/25/19 (r)	1,500,000	1,508,672
5.50%, 8/25/21 (r)	1,500,000	1,511,458
BJ’s Wholesale Club, Inc., 4.50%, 9/26/19 (r)	1,960,188	1,959,268
Delta Air Lines, Inc., 3.25%, 4/20/17 (r)	2,000,000	1,998,126
Michaels Stores, Inc., 4.00%, 1/28/20 (r)	2,094,737	2,095,112

Total Floating Rate Loans (Cost $8,988,660)		9,072,636

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SOVEREIGN GOVERNMENT BONDS - 0.1%	PRINCIPAL AMOUNT	VALUE
Export Development Canada, 0.875%, 1/30/17	$700,000	$702,367
Kommunalbanken AS, 0.75%, 11/21/16 (e)	400,000	400,686

Total Sovereign Government Bonds (Cost $1,099,280)		1,103,053

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.5%
Private Export Funding Corp., 2.125%, 7/15/16	4,000,000	4,081,096

Total U.S. Government Agencies and Instrumentalities (Cost $3,998,676)		4,081,096

U.S. TREASURY OBLIGATIONS - 18.6%
United States Treasury Bonds, 3.00%, 11/15/44	69,525,000	76,178,751
United States Treasury Notes:
0.50%, 3/31/17	13,295,000	13,279,418
1.00%, 3/15/18	16,225,000	16,284,578
1.375%, 3/31/20	27,450,000	27,454,282
1.75%, 3/31/22	11,370,000	11,399,312
2.00%, 2/15/25	16,535,000	16,639,634

Total U.S. Treasury Obligations (Cost $158,693,426)		161,235,975

HIGH SOCIAL IMPACT INVESTMENTS - 0.3%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17 (b)(i)(r)	3,087,392	3,023,604

Total High Social Impact Investments (Cost $3,087,392)		3,023,604

TIME DEPOSIT - 1.3%
State Street Bank Time Deposit, 0.088%, 4/1/15	11,329,737	11,329,737

Total Time Deposit (Cost $11,329,737)		11,329,737

TOTAL INVESTMENTS (Cost $852,408,230) - 100.3%		871,176,598
Other assets and liabilities, net - (0.3%)		(2,411,568)
NET ASSETS - 100%		$868,765,030

See notes to statements of net assets and notes to financial statements.

50 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 24,977,527 shares outstanding	$402,301,656
Class B: 37,879 shares outstanding	1,329,920
Class C: 2,119,187 shares outstanding	33,262,031
Class I: 22,264,881 shares outstanding	355,246,655
Class Y: 3,745,451 shares outstanding	60,035,436
Undistributed net investment income	71,087
Accumulated net realized gain (loss)	(2,151,421)
Net unrealized appreciation (depreciation)	18,669,666

NET ASSETS	$868,765,030

NET ASSET VALUE PER SHARE
Class A (based on net assets of $408,043,523)	$16.34
Class B (based on net assets of $613,283)	$16.19
Class C (based on net assets of $34,405,555)	$16.24
Class I (based on net assets of $364,104,044)	$16.35
Class Y (based on net assets of $61,598,625)	$16.45

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	7	6/15	$1,534,094	$3,598
Ultra U.S. Treasury Bonds	92	6/15	15,628,500	382,564
Total Purchased				$386,162

Sold:
5 Year U.S. Treasury Notes	33	6/15	$3,966,961	($47,750)
10 Year U.S. Treasury Notes	331	6/15	42,667,969	(437,114)
Total Sold				($484,864)
See notes to statements of net assets and notes to financial statements.

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EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2015

EQUITY SECURITIES - 97.5%	SHARES	VALUE
Aerospace & Defense - 0.9%
B/E Aerospace, Inc.	427,368	$27,189,152

Banks - 4.5%
SunTrust Banks, Inc.	1,194,789	49,093,880
Wells Fargo & Co.	1,491,503	81,137,763
		130,231,643

Beverages - 4.0%
PepsiCo, Inc.	352,927	33,746,880
The Coca-Cola Co.	2,031,018	82,357,780
		116,104,660

Biotechnology - 5.2%
Biogen, Inc.*	86,725	36,618,764
Gilead Sciences, Inc.*	1,154,948	113,335,047
		149,953,811

Chemicals - 2.2%
Ecolab, Inc.	329,321	37,667,736
Marrone Bio Innovations, Inc.*	255,843	990,112
Praxair, Inc.	216,901	26,188,627
		64,846,475

Communications Equipment - 2.2%
Juniper Networks, Inc.	1,184,414	26,744,068
QUALCOMM, Inc.	526,135	36,482,201
		63,226,269

Consumer Finance - 2.6%
American Express Co.	971,754	75,913,422

Diversified Financial Services - 2.5%
Intercontinental Exchange, Inc.	315,986	73,710,054

Electrical Equipment - 1.3%
Eaton Corp. plc	553,455	37,601,733

Energy Equipment & Services - 2.1%
Cameron International Corp.*	744,138	33,575,507
Core Laboratories NV	152,315	15,915,394
FMC Technologies, Inc.*	329,891	12,209,266
		61,700,167

52 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT’D	SHARES	VALUE

Food & Staples Retailing - 8.1%
Costco Wholesale Corp.	420,003	$63,628,355
CVS Health Corp.	1,337,512	138,044,613
Whole Foods Market, Inc.	635,296	33,086,216
		234,759,184

Food Products - 0.9%
The Hershey Co.	270,421	27,288,183

Health Care Providers & Services - 4.6%
CIGNA Corp.	388,416	50,276,567
Express Scripts Holding Co.*	956,567	83,001,319
		133,277,886

Hotels, Restaurants & Leisure - 4.1%
Panera Bread Co.*	157,050	25,127,215
Starbucks Corp.	985,484	93,325,335
		118,452,550

Industrial Conglomerates - 2.6%
Danaher Corp.	887,289	75,330,836

Insurance - 1.6%
Aon plc	470,143	45,190,145

Internet & Catalog Retail - 1.6%
The Priceline Group, Inc.*	40,986	47,713,852

Internet Software & Services - 5.4%
Facebook, Inc.*	360,401	29,630,368
Google, Inc., Class C*	231,246	126,722,808
		156,353,176

IT Services - 4.7%
Cognizant Technology Solutions Corp.*	719,902	44,914,686
Visa, Inc.	1,399,404	91,535,015
		136,449,701

Media - 6.0%
AMC Networks, Inc.*	486,577	37,291,261
Comcast Corp.	1,141,093	64,437,522
The Walt Disney Co.	701,362	73,565,860
		175,294,643

Multiline Retail - 1.1%
Nordstrom, Inc.	412,718	33,149,510

Oil, Gas & Consumable Fuels - 2.4%
EOG Resources, Inc.	765,876	70,223,170

Personal Products - 1.0%
The Estee Lauder Co.'s, Inc.	358,462	29,809,700

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 53

EQUITY SECURITIES - CONT’D	SHARES	VALUE

Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	1,170,750	$75,513,375
Novartis AG (ADR)	249,116	24,565,329
Perrigo Co. plc	388,012	64,235,386
		164,314,090

Road & Rail - 1.7%
Genesee & Wyoming, Inc.*	125,629	12,115,661
Kansas City Southern	359,216	36,668,769
		48,784,430

Semiconductors & Semiconductor Equipment - 2.6%
Linear Technology Corp.	626,867	29,337,376
Texas Instruments, Inc.	800,885	45,798,609
		75,135,985

Software - 1.3%
VMware, Inc.*	457,529	37,521,953

Specialty Retail - 5.1%
Lowe's Co.'s, Inc.	1,368,384	101,794,086
Ross Stores, Inc.	441,268	46,491,996
		148,286,082

Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc. (t)	958,995	119,327,748
EMC Corp.	1,613,363	41,237,558
		160,565,306

Textiles, Apparel & Luxury Goods - 2.7%
Michael Kors Holdings Ltd.*	441,060	28,999,695
Nike, Inc., Class B	482,157	48,374,812
		77,374,507

Trading Companies & Distributors - 1.1%
Fastenal Co.	745,938	30,907,941

Venture Capital - 0.2%
20/20 Gene Systems, Inc. (b)(i)*	73,397	142,023
Digital Directions International, Inc. (a)(b)(i)*	354,389	123,965
Excent Corp. (b)(i)*	600,745	231,948
Global Resource Options, Inc.:
Series A, Preferred (a)(b)(i)*	750,000	—
Series B, Preferred (a)(b)(i)*	244,371	—
Series C, Preferred (a)(b)(i)*	297,823	—
Series D, Preferred (a)(b)(i)*	228,138	1,660,740
Graduation Alliance, Inc.:
Series C, Preferred (b)(i)*	3,225,598	439,972
Series C, Preferred Warrants (strike price $0.16/share, expires 8/20/18) (b)(i)*	625,721	—
Immunology Partners, Inc., Contingent Deferred Distributions (b)(i)*	2,542,915	17,884
Ivy Capital (Proprietary) Ltd. (b)(i)*	19	511,118

54 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT’D	SHARES	VALUE

Venture Capital - Cont’d
Napo Pharmaceuticals, Inc. (b)(i)*	294,196	$97,085
New Day Farms, Inc., Series B, Preferred (a)(b)(i)*	4,547,804	—
Orteq Bioengineering Ltd., Preferred (b)(i)*	74,910	446,441
PresenceLearning, Inc.:
Series A, Preferred (b)(i)*	600,000	118,084
Series A-2, Preferred (b)(i)*	195,285	134,942
Series B, Preferred (b)(i)*	399,719	285,000
Shangri La Farms, Series A, Preferred (a)(b)(i)*	66,667	100,000
Sword Diagnostics, Series B, Preferred (b)(i)*	1,264,108	—
Village Laundry Services, Inc. (b)(i)*	9,444	—
		4,309,202

Total Equity Securities (Cost $1,871,298,287)		2,830,969,418

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.4%	ADJUSTED BASIS
Adobe Capital Social Mezzanine (b)(i)*	$155,707	102,238
Africa Renewable Energy Fund (b)(i)*	102,623	70,845
Arborview Capital Partners (b)(i)*	530,137	403,842
Blackstone Clean Technology Partners (b)(i)*	432,223	150,236
China Environment Fund 2004 (b)(i)*	—	123,854
China Environment Fund III (b)(i)*	983,226	780,450
Coastal Ventures III (a)(b)(i)*	270,745	245,918
Core Innovations Capital I (b)(i)*	687,412	598,080
DBL Equity Fund - BAEF Il (b)(i)*	884,321	956,017
DBL Partners III (b)(i)*	37,700	37,700
First Analysis Private Equity Fund V (b)(i)*	423,629	410,418
Ignia Fund I (b)(i)*	975,214	869,708
Impact Ventures II (b)(i)*	698,535	511,529
LeapFrog Financial Inclusion Fund (b)(i)*	404,481	545,827
Mainstream Brazil Impact Investing Fund (b)(i)*	18,422	941
New Markets Education Partners (b)(i)*	555,632	605,045
New Markets Venture Partners II (b)(i)*	311,009	436,942
Owl Ventures (b)(i)*	135,000	122,834
Renewable Energy Asia Fund (b)(i)*	1,727,158	1,666,443
SEAF India International Growth Fund (b)(i)*	274,667	120,146
SJF Ventures II (b)(i)*	238,714	1,236,860
SJF Ventures III (b)(i)*	496,630	465,814
Westly Capital Partners Fund II (b)(i)*	613,433	504,445

Total Venture Capital Limited Partnership Interest (Cost $10,956,618)		10,966,132

VENTURE DEBT OBLIGATIONS - 0.1%	PRINCIPAL AMOUNT
Excent Corp., Note, 7.00%, 9/30/19 (b)(i)	250,000	212,006
New Day Farms, Inc., Participation Interest Note, 9.00%, 12/31/15 (a)(b)(i)(v)(w)	6,225	—
One Earth Group Ltd.:
Convertible Note, 5.00%, 12/31/14 (b)(i)(w)(v)	100,000	33,333
Convertible Note II, 5.00%, 5/31/15 (b)(i)(w)	200,000	66,667
Orteq Bioengineering Ltd., Note, 12.00%, 7/31/17 (b)(i)	131,225	164,948

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VENTURE DEBT OBLIGATIONS - CONT'D	PRINCIPAL AMOUNT	VALUE

Quantum Intech, 14.00%, 9/10/15 (b)(i)	$86,547	$64,910
SEAF Global SME Facility:
9.00%, 12/16/14 (b)(i)(y)	1,500,000	1,350,000
9.00%, 11/5/15 (b)(i)(w)	1,000,000	—
9.00%, 3/29/16 (b)(i)	450,000	450,000
9.00%, 6/14/16 (b)(i)	400,000	143,427
9.00%, 7/13/16 (b)(i)	650,000	650,000

Total Venture Capital Debt Obligations (Cost $4,844,393)		3,135,291

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17 (b)(i)(r)	10,833,877	10,610,039

Total High Social Impact Investments (Cost $10,833,877)		10,610,039

TIME DEPOSIT - 1.6%
State Street Bank Time Deposit, 0.088%, 4/1/15	45,739,300	45,739,300

Total Time Deposit (Cost $45,739,300)		45,739,300

TOTAL INVESTMENTS (Cost $1,943,672,475) - 100.0%		2,901,420,180
Other assets and liabilities, net - 0.0%		1,022,576
NET ASSETS - 100%		$2,902,442,756

See notes to statement of net assets and notes to financial statements.

56 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 31,269,895 shares outstanding	$840,273,017
Class B: 298,240 shares outstanding	(9,694,739)
Class C: 4,950,693 shares outstanding	135,375,432
Class I: 18,389,413 shares outstanding	748,114,115
Class Y: 2,998,798 shares outstanding	115,306,411
Undistributed net investment income	5,915,436
Accumulated net realized gain (loss)	109,409,358
Net unrealized appreciation (depreciation)	957,743,726

NET ASSETS	$2,902,442,756

NET ASSET VALUE PER SHARE
Class A (based on net assets of $1,553,338,336)	$49.68
Class B (based on net assets of $11,942,243)	$40.04
Class C (based on net assets of $180,693,114)	$36.50
Class I (based on net assets of $1,004,231,707)	$54.61
Class Y (based on net assets of $152,237,356)	$50.77

See notes to statement of net assets and notes to financial statements.

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LARGE CAP CORE PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2015

EQUITY SECURITIES - 94.3%	SHARES	VALUE
Air Freight & Logistics - 5.0%
FedEx Corp.	47,433	$7,847,790
United Parcel Service, Inc., Class B	21,323	2,067,051
		9,914,841

Automobiles - 3.1%
Toyota Motor Corp. (ADR)	43,830	6,131,379

Banks - 4.8%
Wells Fargo & Co.	173,435	9,434,864

Biotechnology - 2.6%
Amgen, Inc.	32,689	5,225,337

Communications Equipment - 2.9%
Cisco Systems, Inc.	212,486	5,848,677

Consumer Finance - 3.4%
Capital One Financial Corp.	85,113	6,708,607

Diversified Financial Services - 0.9%
Moody’s Corp.	16,428	1,705,226

Diversified Telecommunication Services - 0.5%
BT Group plc (ADR)	15,682	1,021,996

Energy Equipment & Services - 2.0%
National Oilwell Varco, Inc.	78,273	3,912,867

Food & Staples Retailing - 2.4%
CVS Health Corp.	46,120	4,760,045

Food Products - 3.4%
Kellogg Co.	103,593	6,831,958

Health Care Equipment & Supplies - 9.1%
Becton Dickinson and Co.	23,061	3,311,329
Medtronic plc	114,535	8,932,585
St. Jude Medical, Inc.	89,040	5,823,216
		18,067,130

Health Care Providers & Services - 4.4%
McKesson Corp.	38,238	8,649,436

Household Products - 2.5%
Kimberly-Clark Corp.	45,529	4,876,611

Industrial Conglomerates - 2.2%
Danaher Corp.	52,096	4,422,950

58 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT’D	SHARES	VALUE

Insurance - 6.4%
Allianz SE (ADR)	66,530	$1,157,955
American Financial Group, Inc.	115,179	7,388,733
Prudential Financial, Inc.	5,544	445,239
The Travelers Co.’s, Inc.	33,514	3,623,869
		12,615,796

IT Services - 6.6%
DST Systems, Inc.	51,733	5,727,361
Western Union Co.	358,015	7,450,292
		13,177,653

Machinery - 5.6%
Cummins, Inc.	33,348	4,623,367
Deere & Co.	49,146	4,309,613
Dover Corp.	32,479	2,244,948
		11,177,928

Media - 12.3%
DIRECTV*	84,902	7,225,160
Omnicom Group, Inc.	68,672	5,355,043
Time Warner Cable, Inc.	31,465	4,715,974
Time Warner, Inc.	57,046	4,816,964
Viacom, Inc., Class B	33,584	2,293,787
		24,406,928

Oil, Gas & Consumable Fuels - 1.4%
Denbury Resources, Inc.	369,026	2,690,200

Pharmaceuticals - 6.5%
Johnson & Johnson	92,054	9,260,632
Roche Holding AG (ADR)	104,607	3,596,389
		12,857,021

Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	100,829	12,546,152

Total Equity Securities (Cost $160,936,779)		186,983,602

TIME DEPOSIT - 5.5%	PRINCIPAL AMOUNT

State Street Bank Time Deposit, 0.088%, 4/1/15	$10,999,389	10,999,389

Total Time Deposit (Cost $10,999,389)		10,999,389

TOTAL INVESTMENTS (Cost $171,936,168) - 99.8%		197,982,991
Other assets and liabilities, net - 0.2%		468,933
NET ASSETS - 100%		$198,451,924

See notes to statement of net assets and notes to financial statements.

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NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 3,228,706 shares outstanding	$61,012,484
Class B: 27,083 shares outstanding	288,796
Class C: 656,708 shares outstanding	12,013,611
Class I: 4,417,744 shares outstanding	89,149,814
Class Y: 105,695 shares outstanding	2,429,875
Undistributed net investment income	566,905
Accumulated net realized gain (loss) on investments and written options	6,943,616
Net unrealized appreciation (depreciation)	26,046,823

NET ASSETS	$198,451,924

NET ASSET VALUE PER SHARE
Class A (based on net assets of $75,700,725)	$23.45
Class B (based on net assets of $544,941)	$20.12
Class C (based on net assets of $13,817,097)	$21.04
Class I (based on net assets of $105,870,748)	$23.96
Class Y (based on net assets of $2,518,413)	$23.83

See notes to statement of net assets and notes to financial statements.

60 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

NOTES TO STATEMENT OF NET ASSETS

(a)	Affiliated company.

(b)	This security was valued under the direction of the Board of Trustees. See Note A.

(d)
Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Restricted securities represent 1.7% of the net assets for Balanced Portfolio, 0.3% for Bond Portfolio, and 1.0% for Equity Portfolio.

(p)	Security is in default and is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s)
2,500 shares of Capital One Financial Corp. held by the Balanced Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(t)
160,000 shares of Apple, Inc. held by the Equity Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(v)	Security is in default for both principal and interest.

(w)	This security is not accruing interest.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y)	Security is in default for principal.

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipts
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation
REIT: Real Estate Investment Trust

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 61

BALANCED PORTFOLIO RESTRICTED SECURITIES	ACQUISITION DATES	COST
Agraquest, Inc., Contingent Deferred Distribution	8/14/12	$—
BiddingForGood, Inc., Common	6/30/03	9,141
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners LP	6/7/96 - 6/22/00	57,944
Commons Capital LP	2/15/01 - 12/27/11	327,358
Consensus Orthopedics, Inc.:
Common Stock	2/10/06	504,331
Series A-1, Preferred	8/19/05	4,331
Series B, Preferred	2/10/06	139,576
Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV LP	2/25/02 - 7/6/11	225,317
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94 - 12/1/95	—
Infrastructure and Environmental Private Equity Fund III LP	4/16/97 - 2/12/01	45,123
Kickboard:
Common	5/23/13	—
Series A, Preferred	2/12/13 - 6/19/14	385,329
Labrador Ventures III LP	8/11/98 - 4/2/01	305,585
LearnZillion, Inc.:
Series A, Preferred	3/27/12	100,000
Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy:
Common	10/31/08	889
Series A, Preferred	5/31/02	11,426
Series B, Preferred	12/20/05	20,447
Mobius Technologies, Inc.:
Common	12/11/12	99
Series A-1, Preferred	10/18/02	9,158
Series A-4, Preferred	5/26/06	795
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC, LP	1/8/03 - 7/18/07	225,646
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc.	4/12/00 - 5/6/03	201,755
Solstice Capital LP	6/26/01 - 6/17/08	7,494
Wild Planet Entertainment, Contingent Deferred Distribution	5/14/14	316,724
Wind Harvest Co., Inc.	5/16/94	100,000

BOND PORTFOLIO RESTRICTED SECURITIES	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17	7/1/09	$3,087,392

62 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY PORTFOLIO RESTRICTED SECURITIES	ACQUISITION DATES	COST
20/20 Gene Systems, Inc., Common Stock	8/1/08 - 8/27/13	$166,890
Adobe Capital Social Mezzanine LP	2/8/13 - 1/27/15	155,707
Africa Renewable Energy Fund LP	4/17/14 - 11/10/14	102,623
Arborview Capital Parteners LP	11/13/12 - 3/30/15	530,137
Blackstone Clean Technology Partners LP	7/29/10 - 2/10/15	432,223
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17	1/1/14	10,833,877
China Environment Fund 2004 LP	9/15/05 - 4/1/09	—
China Environment Fund III LP	1/24/08 - 4/19/13	983,226
Coastal Ventures III LP	7/30/12 - 2/25/15	270,745
Core Innovations Capital I LP	1/6/11 - 3/25/15	687,412
DBL Equity Fund - BAEF Il LP	3/30/11 - 12/29/14	884,321
DBL Partners III LP LP	1/16/15	37,700
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Excent Corp.:
Common	9/28/12	250,000
Note, 7.00%, 9/30/19	9/28/12	250,000
First Analysis Private Equity Fund V LP	6/7/13 - 2/4/15	423,629
Global Resource Options, Inc.:
Series A, Preferred	9/18/06	750,000
Series B, Preferred	12/5/07	750,000
Series C, Preferred	2/13/09	1,000,000
Series D, Preferred	12/30/10 - 5/24/11	700,178
Graduation Alliance, Inc.:
Series C, Preferred	3/27/13 - 8/20/13	500,000
Series C, Preferred Warrants (strike price $0.16/share, expires 8/20/18)	9/13/13	—
Ignia Fund I LP	1/28/10 - 12/2/14	975,214
Immunology Partners, Inc., Contingent Deferred Distribution	11/30/06	305,942
Impact Ventures II LP	9/8/10 - 1/27/15	698,535
Ivy Capital (Proprietary) Ltd.	9/12/12 - 5/14/14	557,010
LeapFrog Financial Inclusion Fund LP	1/20/10 - 1/22/15	404,481
Mainstream Brazil Impact Investing Fund LP	3/25/15	18,422
Napo Pharmaceuticals, Inc., Common Stock	2/21/07 - 9/23/09	419,720
New Day Farms, Inc.:
Series B, Preferred	3/12/09	500,000
Participation Interest Note, 9.00%, 12/31/15	11/25/09	6,225
New Markets Education Partners LP	9/27/11 - 3/18/15	555,632
New Markets Venture Partners II LP	7/21/08 - 1/27/15	311,009
One Earth Group Ltd.:
Convertible Note, 5.00%, 12/31/14	12/21/12	100,000
Convertible Note II, 5.00%, 5/31/15	5/15/13	200,000
Orteq Bioengineering Ltd.:
Preferred	7/19/07	998,102
Note, 12.00%, 7/31/17	7/22/13	201,621
Owl Ventures LP	1/29/15	135,000

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EQUITY PORTFOLIO RESTRICTED SECURITIES - CONT'D	ACQUISITION DATES	COST
PresenceLearning, Inc.:
Series A, Preferred	9/29/11	$300,000
Series A-2, Preferred	5/2/12	134,942
Series B, Preferred	4/4/13	285,000
Quantum Intech, 14.00%, 3/31/19	10/5/10 - 9/30/11	86,547
Renewable Energy Asia Fund LP	9/29/10 - 3/13/15	1,727,158
SEAF Global SME Facility:
9.00%, 12/16/14	12/16/09	1,500,000
9.00%, 11/5/15	11/5/10	1,000,000
9.00%, 3/29/16	3/29/11	450,000
9.00%, 6/14/16	6/14/11	400,000
9.00%, 7/13/16	7/13/11	650,000
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	274,667
Shangri La Farms, Series A, Preferred	2/1/13	200,000
SJF Ventures II LP	2/14/06 - 11/20/12	238,714
SJF Ventures III LP	2/6/12 - 3/13/15	496,630
Sword Diagnostics, Series B, Preferred	12/26/06	432,473
Village Laundry Services, Inc.	7/22/09	500,000
Westly Capital Partners Fund II LP	12/27/11 - 9/22/14	613,433

64 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2015

NET INVESTMENT INCOME	BALANCED PORTFOLIO	BOND PORTFOLIO
Investment Income:
Interest income	$3,972,482	$14,047,573
Dividend income (net of foreign taxes withheld of $36,671 and $0, respectively)	4,342,961	—
Total investment income	8,315,443	14,047,573

Expenses:
Investment advisory fee	1,391,062	1,442,714
Transfer agency fees and expenses	470,110	481,331
Administrative fees	914,985	896,005
Distribution Plan expenses:
Class A	692,500	391,418
Class B	18,733	3,646
Class C	261,503	170,402
Trustees' fees and expenses	36,163	44,737
Custodian fees	62,739	48,856
Registration fees	35,331	35,177
Reports to shareholders	56,211	31,374
Professional fees	41,599	38,840
Miscellaneous	46,706	14,870
Total expenses	4,027,642	3,599,370
Reimbursement from Advisor:
Class B	(5,531)	(10,544)
Class Y	(969)	—
Net expenses	4,021,142	3,588,826

NET INVESTMENT INCOME	4,294,301	10,458,747

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	37,796,970	9,729,303
Futures	(46,835)	(1,439,403)
	37,750,135	8,289,900
Change in unrealized appreciation (depreciation) on:
Investments	(4,874,414)	12,439,043
Futures	210,784	87,951
	(4,663,630)	12,526,994

NET REALIZED AND UNREALIZED GAIN (LOSS)	33,086,505	20,816,894

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,380,806	$31,275,641

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 65

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2015

NET INVESTMENT INCOME	EQUITY PORTFOLIO	LARGE CAP CORE PORTFOLIO
Investment Income:
Dividend income (net of foreign taxes withheld of $111,967 and $20,914, respectively)	$19,734,998	$1,957,019
Interest income	599,072	3,451
Total investment income	20,334,070	1,960,470

Expenses:
Investment advisory fee	7,092,067	572,556
Transfer agency fees and expenses	1,637,210	79,991
Administrative fees	2,385,245	117,790
Distribution Plan expenses:
Class A	1,947,427	91,875
Class B	67,955	3,223
Class C	878,486	66,058
Trustees' fees and expenses	164,925	8,914
Custodian fees	74,926	17,398
Registration fees	37,004	33,461
Reports to shareholders	114,457	7,171
Professional fees	120,173	14,871
Miscellaneous	122,147	5,408
Total expenses	14,642,022	1,018,716
Reimbursement from Advisor:
Class B	(1,892)	(6,764)
Class Y	—	(2,302)
Fees waived	(221,659)	(95,426)
Net expenses	14,418,471	914,224

NET INVESTMENT INCOME	5,915,599	1,046,246

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	204,130,277	7,556,414
Foreign currency transactions	(676)	—
Written Options	—	29,050
	204,129,601	7,585,464
Changes in unrealized appreciation (depreciation) on:
Investments	33,963,735	4,212,169
Assets and Liabilities denominated in foreign currencies	(3,136)
	33,960,599	4,212,169

NET REALIZED AND UNREALIZED GAIN (LOSS)	238,090,200	11,797,633

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$244,005,799	$12,843,879
See notes to financial statements.

66 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

BALANCED PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2015	YEAR ENDED SEPTEMBER 30, 2014
Operations:
Net investment income	$4,294,301	$6,108,543
Net realized gain (loss)	37,750,135	58,808,271
Change in unrealized appreciation (depreciation)	(4,663,630)	(3,065,958)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,380,806	61,850,856

Distributions to shareholders from:
Net investment income:
Class A shares	(3,701,255)	(5,304,856)
Class B shares	(1,733)	—
Class C shares	(128,721)	(99,987)
Class I shares	(402,697)	(615,361)
Class Y shares	(35,748)	(7,237)
Net realized gain:
Class A shares	(6,263,382)	(59,531,819)
Class B shares	(41,852)	(654,385)
Class C shares	(569,186)	(4,834,002)
Class I shares	(490,451)	(4,216,972)
Class Y shares	(46,766)	(18,339)
Total distributions	(11,681,791)	(75,282,958)

Capital share transactions
Shares sold:
Class A shares	41,140,277	80,444,308
Class B shares	23,456	141,730
Class C shares	7,730,388	12,590,457
Class I shares	3,422,967	12,052,536
Class Y shares	3,469,400	3,268,809
Reinvestment of distributions:
Class A shares	9,351,114	60,882,417
Class B shares	42,067	628,477
Class C shares	593,425	4,111,012
Class I shares	893,148	4,832,332
Class Y shares	71,347	24,598
Redemption fees:
Class A shares	496	1,181
Class C shares	66	1,566
Class I shares	—	1
See notes to financial statements.
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BALANCED PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS - CONT'D	SIX MONTHS ENDED MARCH 31, 2015	YEAR ENDED SEPTEMBER 30, 2014
Shares redeemed:
Class A shares	($28,099,227)	($64,966,914)
Class B shares	(799,708)	(2,332,593)
Class C shares	(2,638,542)	(4,740,292)
Class I shares	(2,936,043)	(8,323,829)
Class Y shares	(1,979,870)	(90,231)
Total capital share transactions	30,284,761	98,525,565

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,983,776	85,093,463

NET ASSETS
Beginning of period	661,439,566	576,346,103
End of period (including undistributed net investment income of $235,494 and $211,347, respectively)	$717,423,342	$661,439,566

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	1,213,220	2,455,271
Class B shares	712	4,485
Class C shares	233,305	394,421
Class I shares	99,363	363,211
Class Y shares	101,494	97,776
Reinvestment of distributions:
Class A shares	275,127	1,957,563
Class B shares	1,267	20,667
Class C shares	17,922	135,801
Class I shares	25,881	152,765
Class Y shares	2,083	779
Shares redeemed:
Class A shares	(828,645)	(1,986,322)
Class B shares	(23,979)	(72,694)
Class C shares	(79,721)	(149,531)
Class I shares	(85,193)	(245,814)
Class Y shares	(57,075)	(2,864)
Total capital share activity	895,761	3,125,514

See notes to financial statements.

68 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

BOND PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2015	YEAR ENDED SEPTEMBER 30, 2014
Operations:
Net investment income	$10,458,747	$18,920,011
Net realized gain (loss)	8,289,900	2,333,723
Change in unrealized appreciation (depreciation)	12,526,994	13,116,441

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,275,641	34,370,175

Distributions to shareholders from:
Net investment income:
Class A shares	(4,481,440)	(9,549,804)
Class B shares	(4,399)	(19,068)
Class C shares	(253,074)	(564,887)
Class I shares	(4,938,172)	(7,664,863)
Class Y shares	(755,835)	(1,104,915)
Net realized gain:
Class A shares	—	(776,153)
Class B shares	—	(3,821)
Class C shares	—	(71,127)
Class I shares	—	(445,539)
Class Y shares	—	(78,698)
Total distributions	(10,432,920)	(20,278,875)

Capital share transactions
Shares sold:
Class A shares	48,996,879	63,138,680
Class B shares	42,764	18,065
Class C shares	2,714,811	3,954,755
Class I shares	78,146,800	97,401,600
Class Y shares	13,007,108	39,078,206
Reinvestment of distributions:
Class A shares	4,058,510	9,370,208
Class B shares	4,337	20,949
Class C shares	198,921	498,930
Class I shares	4,849,587	7,990,705
Class Y shares	627,619	918,119
Redemption fees:
Class A shares	2,761	2,931
Class C shares	1	168
Class I shares	—	41
Class Y shares	10	306
See notes to financial statements.

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BOND PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS - CONT'D	SIX MONTHS ENDED MARCH 31, 2015	YEAR ENDED SEPTEMBER 30, 2014
Shares redeemed:
Class A shares	($33,322,359)	($111,124,751)
Class B shares	(266,506)	(1,529,598)
Class C shares	(3,349,769)	(8,804,808)
Class I shares	(27,931,824)	(30,021,447)
Class Y shares	(7,117,936)	(26,380,893)
Total capital share transactions	80,661,714	44,532,166

TOTAL INCREASE (DECREASE) IN NET ASSETS	101,504,435	58,623,466

NET ASSETS
Beginning of period	767,260,595	708,637,129
End of period (including undistributed net investment income of $71,087 and $45,260, respectively)	$868,765,030	$767,260,595

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	3,032,435	3,993,210
Class B shares	2,689	1,155
Class C shares	169,429	251,071
Class I shares	4,832,485	6,134,575
Class Y shares	799,473	2,439,348
Reinvestment of distributions:
Class A shares	251,075	591,803
Class B shares	271	1,340
Class C shares	12,383	31,729
Class I shares	299,589	503,605
Class Y shares	38,561	57,646
Shares redeemed:
Class A shares	(2,062,777)	(7,013,679)
Class B shares	(16,661)	(97,741)
Class C shares	(208,773)	(560,997)
Class I shares	(1,729,450)	(1,897,311)
Class Y shares	(437,325)	(1,655,066)
Total capital share activity	4,983,404	2,780,688

See notes to financial statements.

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EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2015	YEAR ENDED SEPTEMBER 30, 2014
Operations:
Net investment income	$5,915,599	$4,963,288
Net realized gain (loss)	204,129,601	285,519,073
Change in unrealized appreciation (depreciation)	33,960,599	177,060,740

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	244,005,799	467,543,101

Distributions to shareholders from:
Net investment income:
Class A shares	(583,663)	(1,953,127)
Class I shares	(3,716,273)	(3,745,006)
Class Y shares	(367,049)	(487,144)
Net realized gain:
Class A shares	(143,281,964)	(70,302,560)
Class B shares	(1,563,454)	(1,071,098)
Class C shares	(21,308,533)	(9,026,764)
Class I shares	(85,041,426)	(32,430,735)
Class Y shares	(12,579,166)	(5,862,296)
Total distributions	(268,441,528)	(124,878,730)

Capital share transactions:
Shares sold:
Class A shares	84,224,642	181,343,324
Class B shares	73,926	103,346
Class C shares	10,274,158	13,114,597
Class I shares	86,530,548	170,032,648
Class Y shares	26,827,484	54,707,533
Reinvestment of distributions:
Class A shares	127,526,593	65,706,126
Class B shares	1,472,454	1,003,386
Class C shares	17,142,692	7,262,330
Class I shares	83,957,252	33,778,840
Class Y shares	9,676,039	5,024,984
Redemption fees:
Class A shares	1,386	15,288
Class B shares	24	—
Class C shares	9	3,922
Class I shares	314	4,098
Class Y shares	(22)	1,125
See notes to financial statements.

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EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS - CONT'D	SIX MONTHS ENDED MARCH 31, 2015	YEAR ENDED SEPTEMBER 30, 2014
Shares redeemed:
Class A shares	($236,651,360)	($456,412,832)
Class B shares	(3,797,015)	(10,020,398)
Class C shares	(11,355,284)	(24,087,844)
Class I shares	(124,758,203)	(150,836,878)
Class Y shares	(22,611,470)	(73,422,994)
Total capital share transactions	48,534,167	(182,679,399)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,098,438	159,984,972

NET ASSETS
Beginning of period	2,878,344,318	2,718,359,346
End of period (including undistributed net investment income of $5,915,436 and $4,666,822, respectively)	$2,902,442,756	$2,878,344,318

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	1,701,311	3,781,038
Class B shares	1,898	2,619
Class C shares	283,615	358,101
Class I shares	1,587,118	3,249,592
Class Y shares	532,049	1,101,345
Reinvestment of distributions:
Class A shares	2,668,760	1,419,460
Class B shares	38,127	26,048
Class C shares	487,424	205,267
Class I shares	1,594,308	668,196
Class Y shares	197,781	106,264
Shares redeemed:
Class A shares	(4,708,598)	(9,453,202)
Class B shares	(93,702)	(250,224)
Class C shares	(306,239)	(653,106)
Class I shares	(2,310,061)	(2,874,842)
Class Y shares	(444,156)	(1,508,018)
Total capital share activity	1,229,635	(3,821,462)

See notes to financial statements.

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LARGE CAP CORE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2015	YEAR ENDED SEPTEMBER 30, 2014
Operations:
Net investment income	$1,046,246	$1,487,435
Net realized gain (loss)	7,585,464	19,841,943
Change in unrealized appreciation (depreciation)	4,212,169	(2,451,235)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,843,879	18,878,143

Distributions to shareholders from:
Net investment income:
Class A shares	(504,911)	(437,328)
Class I shares	(1,020,644)	(789,160)
Class Y shares	—	(4)
Net realized gain:
Class A shares	(3,951,277)	(4,763,060)
Class B shares	(41,418)	(90,768)
Class C shares	(790,513)	(862,640)
Class I shares	(5,331,738)	(4,772,867)
Class Y shares	(106,779)	(859)
Total distributions	(11,747,280)	(11,716,686)

Capital share transactions:
Shares sold:
Class A shares	8,406,431	15,823,784
Class B shares	34,023	13,669
Class C shares	2,010,439	3,074,906
Class I shares	6,433,963	33,768,971
Class Y shares	953,645	1,525,979
Reinvestment of distributions:
Class A shares	4,025,238	4,637,941
Class B shares	40,569	86,132
Class C shares	539,152	616,426
Class I shares	6,352,382	5,562,027
Class Y shares	106,778	863
Redemption fees:
Class A shares	4,509	287
Class C shares	78	5
See notes to financial statements.

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LARGE CAP CORE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS - CONT'D	SIX MONTHS ENDED MARCH 31, 2015	YEAR ENDED SEPTEMBER 30, 2014
Shares redeemed:
Class A shares	($6,661,349)	($12,440,925)
Class B shares	(239,538)	(506,330)
Class C shares	(1,164,886)	(1,105,584)
Class I shares	(2,794,536)	(7,320,989)
Class Y shares	(123,245)	(38,445)
Total capital share transactions	17,923,653	43,698,717

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,020,252	50,860,174

NET ASSETS
Beginning of period	179,431,672	128,571,498
End of period (including undistributed net investment income of $566,905 and $1,046,214, respectively)	$198,451,924	$179,431,672

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	357,500	700,388
Class B shares	1,740	698
Class C shares	95,441	150,448
Class I shares	268,013	1,451,840
Class Y shares	39,818	67,910
Reinvestment of distributions:
Class A shares	173,169	216,336
Class B shares	2,040	4,621
Class C shares	25,983	31,989
Class I shares	266,863	253,491
Class Y shares	4,558	40
Shares redeemed:
Class A shares	(283,905)	(552,621)
Class B shares	(11,762)	(25,621)
Class C shares	(55,619)	(54,289)
Class I shares	(117,283)	(317,406)
Class Y shares	(5,146)	(1,680)
Total capital share activity	761,410	1,926,144

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Social Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with seven separate portfolios, four of which are reported herein: Balanced, Bond, Equity, and Large Cap Core. Balanced, Equity, and Large Cap Core are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately. Balanced, Bond, Equity, and Large Cap Core each offer Class A, Class B, Class C, Class I, and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class B shares were closed effective April 20, 2015. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund, except Special Equities investments, to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties. Special Equities investments, as described in the Fund’s prospectus and statement of additional information, are fair valued by the Board’s Audit Committee (prior to January 1, 2015, by the Special Equities Committee).
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its

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next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Funds’ investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Options are valued at their closing price on the exchange they are traded on. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of

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business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Venture capital securities for which market quotations are not readily available are fair valued by the Board and are categorized as Level 3 in the hierarchy. Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information, as a practical expedient. In the absence of a reported LP unit value it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner. In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee or, with respect to Special Equities investments, by the Audit Committee using the venture capital methodologies described above.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be

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material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2015, the following securities were fair valued in good faith under the direction of the Board:

	TOTAL FAIR VALUE INVESTMENTS	% OF NET ASSETS
Balanced	$12,503,168	1.7%
Bond	$3,023,604	0.3%
Equity	$29,020,664	1.0%
The following table summarizes the market value of the Fund’s holdings as of March 31, 2015, based on the inputs used to value them:

BALANCED	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-backed securities	—	$45,725,868	—	$45,725,868
Collateralized mortgage-backed obligations	—	4,781,881	—	4,781,881
Commercial mortgage-backed securities	—	16,469,133	—	16,469,133
Corporate debt	—	132,913,727	__	132,913,727
Equity securities*	$434,395,579	—	__	434,395,579**
Municipal obligations	—	4,882,142	—	4,882,142
Other debt obligations	—	40,294,947	—	40,294,947
U.S. government obligations	—	30,019,210	—	30,019,210
Venture capital	17,200	—	$8,273,187	8,290,387
TOTAL	$434,412,779	$275,086,908	$8,273,187	$717,772,874
Other financial instruments***	$138,443	—	—	$138,443

*     For further breakdown of equity securities by industry, please refer to the Statement of Net Assets.
**     Exclusive of $5,591,628 venture capital equity shown in the venture capital heading.
***    Other financial instruments are derivative instruments not reflected in the Total Investments in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	VENTURE CAPITAL	TOTAL
Balance as of 9/30/14	$9,512,245	$9,512,245
Accrued discounts/premiums	—	—
Realized gain (loss)	1,309,608	1,309,608
Change in unrealized appreciation (depreciation)	(1,167,921)	(1,167,921)
Purchases	—	—
Sales	(1,380,745)	(1,380,745)
Transfers in and/or out of Level 3[1]	—	—
Balance as of 3/31/15	$8,273,187	$8,273,187

[1] The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

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For the six months ended March 31, 2015, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $1,167,921. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

BOND	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-backed securities	—	$162,029,307	—	$162,029,307
Collateralized mortgage-backed obligations	—	19,308,711	—	19,308,711
Commercial mortgage-backed securities	—	60,881,905	—	60,881,905
Corporate debt	—	413,661,379	**	413,661,379
Municipal obligations	—	25,449,195	—	25,449,195
U.S. government obligations	—	165,317,071	—	165,317,071
Other debt obligations	—	24,529,030	—	25,529,030
TOTAL	—	$871,176,598	**	$871,176,598
Other financial instruments***	($98,702)	—	—	($98,702)

*    For a complete listing of investments, please refer to the Statement of Net Assets.
**    Level 3 securities were valued at $0 and represent 0.00% of net assets.
***    Other financial instruments are derivative instruments not reflected in the Total Investments in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

EQUITY	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities*	$2,826,660,216	—	—	$2,826,660,216**
Other debt obligations	—	$56,349,339	—	56,349,339
Venture capital	—	—	$18,410,625	18,410,625
TOTAL	$2,826,660,216	$56,349,339	$18,410,625***	$2,901,420,180

*    For further breakdown of equity securities by industry, please refer to the Statement of Net Assets.
**    Exclusive of $4,309,202 venture capital equity shown in the venture capital heading.
***    Level 3 securities represent 0.6% of net assets.

LARGE CAP CORE	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities*	$186,983,602	—	—	$186,983,602
Other debt obligations	—	$10,999,389	—	10,999,389
TOTAL	$186,983,602	$10,999,389	—	$197,982,991

* For further breakdown of equity securities by industry, please refer to the Statement of Net Assets.

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Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge, as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio, or to provide market exposure to the Portfolio’s uncommitted cash balances. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations and market index futures contracts. The Fund is subject to interest rate risk and market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates and the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, Balanced and Bond used U.S. Treasury Notes futures contracts to hedge against interest rate changes and to manage overall duration of the portfolios. Balanced also used futures contracts as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio and implement tactical asset allocation decisions. The Funds’ futures contracts at period end are presented in the Statements of Net Assets.
During the period, Balanced invested in 2 year, 5 year, 10 year, 30 year, and Ultra U.S. Treasury Bond and Notes futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 68 contracts and $1,364,891 weighted average notional value.

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During the period, Bond invested in 2 year, 5 year, 10 year, 30 year, and Ultra U.S. Treasury Bond and Notes futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 333 contracts and $20,165,914 weighted average notional value.
Options: The Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund's portfolio, on broad-based securities indexes, or certain ETFs.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. Unrealized gain (loss) is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.
Options written by the Fund do not typically give rise to counterparty credit risk since options written obligate the Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default.
The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2015 was as follows:

LARGE CAP CORE
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS UNDER GAAP	PRIMARY RISK EXPOSURE	LOCATION OF GAIN ON DERIVITIEVES RECOGNIZED IN INCOME	REALIZED AND UNREALIZED GAIN (LOSS) ON LIABILTIY DERIVITIVES RECOGNIZED IN INCOME
Options written	Equity Risk	Net realized gain from options written	$29,050
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included after the Notes to Statements of Net Assets.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be

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reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Notes to Statements of Net Assets on page 59). A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on investments.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced, and annually by Equity and Large Cap Core. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: Balanced, Bond, Equity, and Large Cap Core each charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio. This fee was eliminated effective February 2, 2015.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

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NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates.
For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

BALANCED
First $500 Million	.41%
Next $500 Million	.385%
Over $1 Billion	.35%

BOND
First $1 Billion	.35%
Over $1 Billion	.325%

EQUITY
First $2 Billion	.50%
Next $1 Billion	.475%
Over $3 Billion	.45%

LARGE CAP CORE
First $250 Million	.60%
Over $250 Million	.55%
At period end, $244,379, $253,067, $1,188,540, and $84,470 was payable for Balanced, Bond, Equity, and Large Cap Core, respectively.
For the six months ended March 31, 2015, the Advisor voluntarily waived $221,659 and $95,426 of its fee for Equity and Large Cap Core, respectively.
The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2016 for Balanced Class I, Balanced Class Y, Bond Class Y, Equity Class Y, Large Cap Core Class I, and Large Cap Core Class Y. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit any acquired fund fees and expenses, if any. At period end, $1,572 and $2,928 was receivable from the Advisor for Balanced, and Large Cap Core, respectively.
The contractual expense caps are as follows: .72% for Balanced Class I, .955% for Balanced Class Y, .92% for Bond Class Y, .96% for Equity Class Y, .81% for Large Cap Core Class I, and 1.07% for Large Cap Core Class Y.
During the six months ended March 31, 2015, the Advisor voluntarily reimbursed expenses of $5,531, $10,544, $1,892 and $6,764 for Class B shares of Balanced, Bond, Equity and Large Cap Core.

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Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services for the Fund for an annual fee, payable monthly, based on the following annual rates of average daily net assets:

Balanced (Class A, B, C, & Y)	.275%
Balanced (Class I)	.125%
Bond (Class A, B, C & Y)	.30%
Bond (Class I)	.10%
Equity (Class A, B, C & Y)	.20%
Equity (Class I)	.10%
Large Cap Core (Class A, B, C, & Y)	.15%
Large Cap Core (Class I)	.10%
Under the terms of the agreement $161,057, $158,222, $412,102, and $20,848 was payable at period end for Balanced, Bond, Equity, and Large Cap Core, respectively.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund has adopted a Distribution Plan that permits each Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid for Class A may not exceed .35% of the annual average daily net assets of Balanced and Bond and .25% of those of Equity and Large Cap Core. The amount actually paid by Class A of Balanced, Bond, Equity, and Large Cap Core is an annualized fee, payable monthly, of .25% (for Balanced only on assets over $30 million), .20%, .25%, and .25%, respectively, of each Classes’ average daily net assets. The expenses paid for Class B and Class C may not exceed 1.00% of the annual average daily net assets of Balanced, Bond, Equity, and Large Cap Core. The amount actually paid, is an annualized fee, payable monthly of 1.00%, of each Classes’ average daily net assets. Class I and Class Y do not have Distribution Plan expenses. Under the terms of the agreement $172,339, $98,431, $499,000, and $28,341 was payable at period end for Balanced, Bond, Equity, and Large Cap Core, respectively.
CID received the following amounts as its portion of the commissions charged on sales of the Fund’s Class A shares for the six months ended March 31, 2015: $120,900 for Balanced, $30,857 for Bond, $86,649 for Equity, and $12,994 for Large Cap Core.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received fees of $73,110, $44,597, $137,415, and $10,232 for the six months ended March 31, 2015 for Balanced, Bond, Equity, and Large Cap Core, respectively. Under the terms of the agreement, $12,293, $7,460, $22,446 and $1,759 was payable at period end for Balanced, Bond, Equity, and Large Cap Core, respectively.
The Fund invests in Community Investment Notes issued by the Calvert Social Investment Foundation (the “CSI Foundation”). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from Calvert and its subsidiaries. The Fund has received an exemptive order from the Securities and Exchange Commission permitting the Fund to make investments in these notes under certain conditions.
Each Trustee of the Funds who is not an employee of the Advisor or its affiliates receives an annual retainer of $52,000 ($48,000 prior to January 1, 2015) plus a meeting fee of up to $3,000 for each regular Board meeting attended. Additional fees of up to $6,000 ($5,000 prior to January 1, 2015) annually may be paid to the Committee chairs ($10,000 for the Board chair and Special Equities Committee chair) and $2,500 annually may be paid to Committee

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members, plus a Committee meeting fee of $500 for each regular Committee meeting attended. Trustees’ fees are allocated to each of the funds served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than U.S. Government and short-term securities, were:

	BALANCED	BOND	EQUITY	LARGE CAP CORE
Purchases	$176,957,013	$372,300,130	$459,932,550	$20,053,748
Sales	181,190,982	414,997,087	632,602,563	11,262,824
U.S. Government security purchases and sales were:

	BALANCED	BOND
Purchases	$180,968,874	$816,211,046
Sales	162,883,854	697,723,724
A summary of option contracts written by the Portfolio during the six months ended March 31, 2015 were as follows:

CALL OPTIONS
	NUMBER OF OPTIONS	OPTION PREMIUMS
Options outstanding at beginning of period	—	—
Options written	351	$67,903
Options exercised	—	—
Options expired	—	—
Options closed	351	$67,903
Options outstanding at the end of period	—	—

* One option contract is equivalent to one hundred shares of common stock.

CAPITAL LOSS CARRYFORWARD

EXPIRATION DATE	EQUITY
30-Sep-17	($62,878,773)

NO EXPIRATION DATE	BOND
Long-term	($9,961,029)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their characters as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. Equity’s use of net capital losses acquired from reorganizations may be limited under certain tax provisions.

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As of March 31, 2015, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

	BALANCED	BOND

Unrealized appreciation	$84,415,340	$22,072,526
Unrealized (depreciation)	(18,646,999)	(3,764,764)
Net unrealized appreciation/(depreciation)	$65,768,341	$18,307,762

Federal income tax cost of investments	$652,004,533	$852,868,837

	EQUITY	LARGE CAP CORE

Unrealized appreciation	$995,930,133	$32,386,796
Unrealized (depreciation)	(39,578,134)	(6,343,906)
Net unrealized appreciation/(depreciation)	$956,351,999	$26,042,890

Federal income tax cost of investments	$1,945,068,181	$171,940,101
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Funds had no loans outstanding pursuant to this line of credit at March 31, 2015. The Balanced, Bond and Large Cap Core Funds had no borrowings under the agreement during the six months ended March 31, 2014.
For the six months ended March 31, 2015, borrowings by Equity under the agreement were as follows:

PORTFOLIO	AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
Equity	$961,740	1.37%	$25,000,000	December 2014
NOTE E — AFFILIATED COMPANIES
An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power 5 percent or more of the outstanding voting shares.
Affiliated companies of the Balanced Portfolio as of March 31, 2015 are as follows:

AFFILIATES	COST	VALUE
GEEMF Partners LP	—	$86,241
Kickboard, Inc.	$385,329	418,896
TOTALS	$385,329	$505,137
Affiliated companies of the Equity Portfolio as of March 31, 2015 are as follows:

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AFFILIATES	COST	VALUE
Coastal Ventures III, LP	$270,745	$245,918
Digital Directions International, Inc.	683,778	123,965
Global Resource Options, Inc.	3,200,178	1,660,740
New Day Farms, Inc.	506,225	—
Shangri La Farms, Ltd.	200,000	100,000
TOTALS	$4,860,926	$2,130,623
NOTE F — CAPITAL COMMITMENTS
In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities. As of March 31, 2015, the aggregate amount of the future capital commitments totals were $60,000 and $6,337,600 for Balanced and Equity, respectively.
NOTE G — REGULATORY MATTERS
In October 2011, the Advisor determined that it was necessary to change the price at which one of the Balanced and Bond portfolio securities was then being fair valued. The Advisor and the Board of Trustees subsequently determined it was appropriate to change the fair value prices at which that security and certain related securities had been carried from March 2008 through September 30, 2011. These fair value revisions had the effect of changing the net asset value per share at which shareholder subscriptions and redemptions were executed during the affected period. Accordingly, in December 2011, pursuant to an agreement (“the Agreement”) with the Board of Trustees, the Advisor contributed $206,623 and $3,320,907 to the Balanced and Bond Portfolios, respectively, to adjust shareholder trades occurring during the respective period for the benefit of affected shareholders.
Subsequent to the Agreement, the Securities and Exchange Commission (“SEC”) conducted a compliance examination of the Advisor and the Calvert Funds (“the Funds”). In a letter dated November 1, 2013, the SEC communicated its examination findings that included various deficiencies and weaknesses and concerns regarding whether the contribution and shareholder disbursement, discussed above, was properly calculated and distributed to certain shareholders.
Management of the Advisor and the Funds responded to the SEC examination and believe a number of corrective actions have been taken since October 2011 to address the matters raised in the examination. Also, in management’s opinion, the contribution noted above was properly calculated and distributed by the Balanced and Bond Portfolios to benefit the affected shareholders and was in accordance with the Agreement. The SEC is continuing its examination of these matters. It is also management’s opinion that the resolution of the examination matters will not have a material adverse effect on the financial position or results of operations of the Balanced and Bond Portfolios.
NOTE H — SUBSEQUENT EVENTS
All existing Class B shares of the Fund were automatically converted to Class A shares of the Fund at the close of business on April 20, 2015, without the imposition of the applicable Class A sales load or the Class B contingent deferred sales charge. Class B shares were closed at that time and are no longer available.
In preparing the financial statements as of March 31, 2015, no other subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS A SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$33.06	$34.13	$30.81
Income from investment operations:
Net investment income	.22	.33	.24
Net realized and unrealized gain (loss)	1.63	3.02	3.32
Total from investment operations	1.85	3.35	3.56
Distributions from:
Net investment income	(.21)	(.32)	(.24)
Net realized gain	(.37)	(4.10)	—
Total distributions	(.58)	(4.42)	(.24)
Total increase (decrease) in net asset value	1.27	(1.07)	3.32
Net asset value, ending	$34.33	$33.06	$34.13

Total return*	5.62%	10.77%	11.60%
Ratios to average net assets: A
Net investment income	1.27% (a)	1.02%	.76%
Total expenses	1.13% (a)	1.17%	1.18%
Expenses before offsets	1.13% (a)	1.16%	1.18%
Net expenses	1.13% (a)	1.16%	1.18%
Portfolio turnover	52%	124%	114%
Net assets, ending (in thousands)	$605,979	$561,809	$497,160

		YEARS ENDED
CLASS A SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010 (z)
Net asset value, beginning	$26.19	$25.94	$24.02
Income from investment operations:
Net investment income	.23	.29	.27
Net realized and unrealized gain (loss)	4.62	.22	1.91
Total from investment operations	4.85	.51	2.18
Distributions from:
Net investment income	(.23)	(.26)	(.26)
Net realized gain	—	—	—
Total distributions	(.23)	(.26)	(.26)
Total increase (decrease) in net asset value	4.62	.25	1.92
Net asset value, ending	$30.81	$26.19	$25.94

Total return*	18.58%	1.94%	9.12%
Ratios to average net assets: A
Net investment income	.78%	1.04%	1.08%
Total expenses	1.22%	1.22%	1.23%
Expenses before offsets	1.22%	1.22%	1.23%
Net expenses	1.22%	1.22%	1.23%
Portfolio turnover	145%	100%	75%
Net assets, ending (in thousands)	$447,678	$405,716	$419,363
See notes to financial highlights.

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BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS B SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$32.46	$33.63	$30.47
Income from investment operations:
Net investment income (loss)	.02	(.04)	(.11)
Net realized and unrealized gain (loss)	1.60	2.97	3.27
Total from investment operations	1.62	2.93	3.16
Distributions from:
Net investment income	(.02)	—	—
Net realized gain	(.37)	(4.10)	—
Total distributions	(.39)	(4.10)	—
Total increase (decrease) in net asset value	1.23	(1.17)	3.16
Net asset value, ending	$33.69	$32.46	$33.63

Total return*	4.99%	9.53%	10.37%
Ratios to average net assets: A
Net investment income (loss)	.10% (a)	(.13%)	(.34%)
Total expenses	2.59% (a)	2.32%	2.30%
Expenses before offsets	2.29% (a)	2.29%	2.29%
Net expenses	2.29% (a)	2.29%	2.29%
Portfolio turnover	52%	124%	114%
Net assets, ending (in thousands)	$3,398	$3,988	$5,731

		YEARS ENDED
CLASS B SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010 (z)
Net asset value, beginning	$25.96	$25.73	$23.83
Income from investment operations:
Net investment income (loss)	(.07)	**	.01
Net realized and unrealized gain (loss)	4.58	.23	1.90
Total from investment operations	4.51	.23	1.91
Distributions from:
Net investment income	***	—	(.01)
Net realized gain	—	—	—
Total distributions	—	—	(.01)
Total increase (decrease) in net asset value	4.51	.23	1.90
Net asset value, ending	$30.47	$25.96	$25.73

Total return*	17.39%	.89%	8.02%
Ratios to average net assets: A
Net investment income (loss)	(.23%)	.01%	.04%
Total expenses	2.23%	2.24%	2.27%
Expenses before offsets	2.23%	2.24%	2.27%
Net expenses	2.23%	2.24%	2.27%
Portfolio turnover	145%	100%	75%
Net assets, ending (in thousands)	$7,835	$9,306	$12,127
See notes to financial highlights.

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BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS C SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$32.30	$33.45	$30.23
Income from investment operations:
Net investment income (loss)	.08	.08	(.02)
Net realized and unrealized gain (loss)	1.60	2.94	3.25
Total from investment operations	1.68	3.02	3.23
Distributions from:
Net investment income	(.08)	(.07)	(.01)
Net realized gain	(.37)	(4.10)	—
Total distributions	(.45)	(4.17)	(.01)
Total increase (decrease) in net asset value	1.23	(1.15)	3.22
Net asset value, ending	$33.53	$32.30	$33.45

Total return*	5.21%	9.89%	10.71%
Ratios to average net assets: A
Net investment income (loss)	.50% (a)	.24%	(.06%)
Total expenses	1.92% (a)	1.95%	1.99%
Expenses before offsets	1.92% (a)	1.94%	1.99%
Net expenses	1.92% (a)	1.94%	1.99%
Portfolio turnover	52%	124%	114%
Net assets, ending (in thousands)	$56,417	$48,814	$37,812

		YEARS ENDED
CLASS C SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010 (z)
Net asset value, beginning	$25.72	$25.47	$23.58
Income from investment operations:
Net investment income (loss)	(.02)	.05	.05
Net realized and unrealized gain (loss)	4.54	.23	1.88
Total from investment operations	4.52	.28	1.93
Distributions from:
Net investment income	(.01)	(.03)	(.04)
Net realized gain	—	—	—
Total distributions	(.01)	(.03)	(.04)
Total increase (decrease) in net asset value	4.51	.25	1.89
Net asset value, ending	$30.23	$25.72	$25.47

Total return*	17.60%	1.08%	8.17%
Ratios to average net assets: A
Net investment income (loss)	(.05%)	.18%	.19%
Total expenses	2.05%	2.07%	2.12%
Expenses before offsets	2.05%	2.07%	2.12%
Net expenses	2.05%	2.07%	2.12%
Portfolio turnover	145%	100%	75%
Net assets, ending (in thousands)	$29,605	$24,335	$24,269
See notes to financial highlights.

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BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS I SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$33.53	$34.55	$31.19
Income from investment operations:
Net investment income	.31	.51	.41
Net realized and unrealized gain (loss)	1.65	3.06	3.35
Total from investment operations	1.96	3.57	3.76
Distributions from:
Net investment income	(.30)	(.49)	(.40)
Net realized gain	(.37)	(4.10)	—
Total distributions	(.67)	(4.59)	(.40)
Total increase (decrease) in net asset value	1.29	(1.02)	3.36
Net asset value, ending	$34.82	$33.53	$34.55

Total return*	5.88%	11.35%	12.13%
Ratios to average net assets: A
Net investment income	1.78% (a)	1.53%	1.26%
Total expenses	.63% (a)	.66%	.68%
Expenses before offsets	.63% (a)	.66%	.68%
Net expenses	.63% (a)	.66%	.68%
Portfolio turnover	52%	124%	114%
Net assets, ending (in thousands)	$46,648	$43,579	$35,578

		YEARS ENDED
CLASS I SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010 (z)
Net asset value, beginning	$26.49	$26.22	$24.25
Income from investment operations:
Net investment income	.45	.43	.42
Net realized and unrealized gain (loss)	4.61	.23	1.93
Total from investment operations	5.06	.66	2.35
Distributions from:
Net investment income	(.36)	(.39)	(.38)
Net realized gain	—	—	—
Total distributions	(.36)	(.39)	(.38)
Total increase (decrease) in net asset value	4.70	.27	1.97
Net asset value, ending	$31.19	$26.49	$26.22

Total return*	19.16%	2.45%	9.72%
Ratios to average net assets: A
Net investment income	1.43%	1.54%	1.62%
Total expenses	.83%	1.33%	1.09%
Expenses before offsets	.70%	.72%	.72%
Net expenses	.70%	.72%	.72%
Portfolio turnover	145%	100%	75%
Net assets, ending (in thousands)	$29,601	$1,820	$1,518
See notes to financial highlights.

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BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS Y SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z) #
Net asset value, beginning	$33.29	$34.25	$32.60
Income from investment operations:
Net investment income	.26	.38	.18
Net realized and unrealized gain (loss)	1.63	3.04	1.48
Total from investment operations	1.89	3.42	1.66
Distributions from:
Net investment income	(.25)	(.28)	(.01)
Net realized gain	(.37)	(4.10)	—
Total distributions	(.62)	(4.38)	(.01)
Total increase (decrease) in net asset value	1.27	(.96)	1.65
Net asset value, ending	$34.56	$33.29	$34.25

Total return*	5.70%	10.97%	5.11%
Ratios to average net assets: A
Net investment income	1.49% (a)	1.27%	.71% (a)
Total expenses	1.00% (a)	3.32%	61.96% (a)
Expenses before offsets	.95% (a)	.96%	.97% (a)
Net expenses	.95% (a)	.96%	.97% (a)
Portfolio turnover	52%	124%	114%
Net assets, ending (in thousands)	$4,981	$3,250	$66

See notes to financial highlights.

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BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS A SHARES	MARCH 31, 2015	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$15.92	$15.61	$16.58
Income from investment operations:
Net investment income	.18	.38	.33
Net realized and unrealized gain (loss)	.42	.34	(.69)
Total from investment operations	.60	.72	(.36)
Distributions from:
Net investment income	(.18)	(.38)	(.35)
Net realized gain	—	(.03)	(.26)
Total distributions	(.18)	(.41)	(.61)
Total increase (decrease) in net asset value	.42	.31	(.97)
Net asset value, ending	$16.34	$15.92	$15.61

Total return*	3.81%	4.66%	(2.27%)
Ratios to average net assets: A
Net investment income	2.30% (a)	2.40%	2.05%
Total expenses	1.11% (a)	1.12%	1.11%
Expenses before offsets	1.11% (a)	1.12%	1.11%
Net expenses	1.11% (a)	1.12%	1.11%
Portfolio turnover	140%	187%	214%
Net assets, ending (in thousands)	$408,044	$378,269	$408,823

		YEARS ENDED
CLASS A SHARES	SEPTEMBER 30, 2012	SEPTEMBER 30, 2011	SEPTEMBER 30, 2010 ^
Net asset value, beginning	$15.85	$16.00^	$15.12^
Income from investment operations:
Net investment income	.40	.42	.41
Net realized and unrealized gain (loss)	.91	.02^	.95^
Total from investment operations	1.31	.44	1.36
Distributions from:
Net investment income	(.41)	(.43)	(.38)
Net realized gain	(.17)	(.16)	(.10)
Total distributions	(.58)	(.59)	(.48)
Total increase (decrease) in net asset value	.73	(.15)	.88
Net asset value, ending	$16.58	$15.85	$16.00^

Total return*	8.47%	2.83%^	9.19%^
Ratios to average net assets: A
Net investment income	2.52%	2.63%	2.63%
Total expenses	1.16%	1.13%	1.14%
Expenses before offsets	1.16%	1.13%	1.14%
Net expenses	1.16%	1.13%	1.14%
Portfolio turnover	228%	203%	78%
Net assets, ending (in thousands)	$473,995	$516,884	$592,736^
See notes to financial highlights.

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BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS B SHARES	MARCH 31, 2015	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$15.78	$15.49	$16.45
Income from investment operations:
Net investment income	.09	.21	.16
Net realized and unrealized gain (loss)	.42	.33	(.69)
Total from investment operations	.51	.54	(.53)
Distributions from:
Net investment income	(.10)	(.22)	(.17)
Net realized gain	—	(.03)	(.26)
Total distributions	(.10)	(.25)	(.43)
Total increase (decrease) in net asset value	.41	.29	(.96)
Net asset value, ending	$16.19	$15.78	$15.49

Total return*	3.24%	3.50%	(3.28%)
Ratios to average net assets: A
Net investment income	1.21% (a)	1.32%	.96%
Total expenses	5.08% (a)	2.90%	2.36%
Expenses before offsets	2.19% (a)	2.19%	2.19%
Net expenses	2.19% (a)	2.19%	2.19%
Portfolio turnover	140%	187%	214%
Net assets, ending (in thousands)	$613	$814	$2,274

		YEARS ENDED
CLASS B SHARES	SEPTEMBER 30, 2012	SEPTEMBER 30, 2011	SEPTEMBER 30, 2010 ^
Net asset value, beginning	$15.74	$15.89^	$15.03^
Income from investment operations:
Net investment income	.24	.26	.25
Net realized and unrealized gain (loss)	.89	.02^	.93^
Total from investment operations	1.13	.28	1.18
Distributions from:
Net investment income	(.25)	(.27)	(.22)
Net realized gain	(.17)	(.16)	(.10)
Total distributions	(.42)	(.43)	(.32)
Total increase (decrease) in net asset value	.71	(.15)	.86
Net asset value, ending	$16.45	$15.74	$15.89^

Total return*	7.32%	1.78%^	7.98%^
Ratios to average net assets: A
Net investment income	1.50%	1.57%	1.60%
Total expenses	2.31%	2.21%	2.18%
Expenses before offsets	2.19%	2.19%	2.18%
Net expenses	2.19%	2.19%	2.18%
Portfolio turnover	228%	203%	78%
Net assets, ending (in thousands)	$4,265	$5,635	$8,845^
See notes to financial highlights.

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BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS C SHARES	MARCH 31, 2015	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$15.82	$15.52	$16.48
Income from investment operations:
Net investment income	.12	.25	.20
Net realized and unrealized gain (loss)	.42	.33	(.68)
Total from investment operations	.54	.58	(.48)
Distributions from:
Net investment income	(.12)	(.25)	(.22)
Net realized gain	—	(.03)	(.26)
Total distributions	(.12)	(.28)	(.48)
Total increase (decrease) in net asset value	.42	.30	(.96)
Net asset value, ending	$16.24	$15.82	$15.52

Total return*	3.42%	3.78%	(3.01%)
Ratios to average net assets: A
Net investment income	1.49% (a)	1.60%	1.26%
Total expenses	1.91% (a)	1.92%	1.90%
Expenses before offsets	1.91% (a)	1.92%	1.90%
Net expenses	1.91% (a)	1.92%	1.90%
Portfolio turnover	140%	187%	214%
Net assets, ending (in thousands)	$34,406	$33,963	$37,620

		YEARS ENDED
CLASS C SHARES	SEPTEMBER 30, 2012	SEPTEMBER 30, 2011	SEPTEMBER 30, 2010 ^
Net asset value, beginning	$15.76	$15.90^	$15.04^
Income from investment operations:
Net investment income	.27	.29	.29
Net realized and unrealized gain (loss)	.90	.03^	.93^
Total from investment operations	1.17	.32	1.22
Distributions from:
Net investment income	(.28)	(.30)	(.26)
Net realized gain	(.17)	(.16)	(.10)
Total distributions	(.45)	(.46)	(.36)
Total increase (decrease) in net asset value	.72	(.14)	.86
Net asset value, ending	$16.48	$15.76	$15.90^

Total return*	7.58%	2.08%^	8.24%^
Ratios to average net assets: A
Net investment income	1.73%	1.83%	1.85%
Total expenses	1.96%	1.93%	1.91%
Expenses before offsets	1.96%	1.93%	1.91%
Net expenses	1.96%	1.93%	1.91%
Portfolio turnover	228%	203%	78%
Net assets, ending (in thousands)	$45,974	$47,123	$54,230^
See notes to financial highlights.

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BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS I SHARES	MARCH 31, 2015	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$15.94	$15.62	$16.59
Income from investment operations:
Net investment income	.23	.48	.43
Net realized and unrealized gain (loss)	.41	.35	(.70)
Total from investment operations	.64	.83	(.27)
Distributions from:
Net investment income	(.23)	(.48)	(.44)
Net realized gain	—	(.03)	(.26)
Total distributions	(.23)	(.51)	(.70)
Total increase (decrease) in net asset value	.41	.32	(.97)
Net asset value, ending	$16.35	$15.94	$15.62

Total return*	4.04%	5.35%	(1.69%)
Ratios to average net assets: A
Net investment income	2.91% (a)	3.01%	2.66%
Total expenses	.50% (a)	.50%	.51%
Expenses before offsets	.50% (a)	.50%	.51%
Net expenses	.50% (a)	.50%	.51%
Portfolio turnover	140%	187%	214%
Net assets, ending (in thousands)	$364,104	$300,602	$220,621

		YEARS ENDED
CLASS I SHARES	SEPTEMBER 30, 2012	SEPTEMBER 30, 2011	SEPTEMBER 30, 2010 ^
Net asset value, beginning	$15.85	$16.01^	$15.13^
Income from investment operations:
Net investment income	.50	.51	.50
Net realized and unrealized gain (loss)	.92	.01^	.96^
Total from investment operations	1.42	.52	1.46
Distributions from:
Net investment income	(.51)	(.52)	(.48)
Net realized gain	(.17)	(.16)	(.10)
Total distributions	(.68)	(.68)	(.58)
Total increase (decrease) in net asset value	.74	(.16)	.88
Net asset value, ending	$16.59	$15.85	$16.01^

Total return*	9.21%	3.39%^	9.84%^
Ratios to average net assets: A
Net investment income	3.12%	3.25%	3.24%
Total expenses	.56%	.52%	.52%
Expenses before offsets	.56%	.52%	.52%
Net expenses	.56%	.52%	.52%
Portfolio turnover	228%	203%	78%
Net assets, ending (in thousands)	$202,799	$224,792	$213,395^
See notes to financial highlights.

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BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS Y SHARES	MARCH 31, 2015	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$16.03	$15.70	$16.67
Income from investment operations:
Net investment income	.21	.42	.38
Net realized and unrealized gain (loss)	.42	.35	(.70)
Total from investment operations	.63	.77	(.32)
Distributions from:
Net investment income	(.21)	(.41)	(.39)
Net realized gain	—	(.03)	(.26)
Total distributions	(.21)	(.44)	(.65)
Total increase (decrease) in net asset value	.42	.33	(.97)
Net asset value, ending	$16.45	$16.03	$15.70

Total return*	3.96%	4.98%	(1.97%)
Ratios to average net assets: A
Net investment income	2.63% (a)	2.66%	2.36%
Total expenses	.77% (a)	.85%	.81%
Expenses before offsets	.77% (a)	.85%	.81%
Net expenses	.77% (a)	.85%	.81%
Portfolio turnover	140%	187%	214%
Net assets, ending (in thousands)	$61,599	$53,613	$39,300

		YEARS ENDED
CLASS Y SHARES	SEPTEMBER 30, 2012	SEPTEMBER 30, 2011	SEPTEMBER 30, 2010 ^
Net asset value, beginning	$15.93	$16.06^	$15.16^
Income from investment operations:
Net investment income	.45	.46	.41
Net realized and unrealized gain (loss)	.92	.03^	.98^
Total from investment operations	1.37	.49	1.39
Distributions from:
Net investment income	(.46)	(.46)	(.39)
Net realized gain	(.17)	(.16)	(.10)
Total distributions	(.63)	(.62)	(.49)
Total increase (decrease) in net asset value	.74	(.13)	.90
Net asset value, ending	$16.67	$15.93	$16.06^

Total return*	8.79%	3.17%^	9.34%^
Ratios to average net assets: A
Net investment income	2.81%	2.91%	2.71%
Total expenses	.87%	.83%	1.00%
Expenses before offsets	.87%	.83%	.92%
Net expenses	.87%	.83%	.92%
Portfolio turnover	228%	203%	78%
Net assets, ending (in thousands)	$35,396	$26,987	$14,321^
See notes to financial highlights.

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EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS A SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$50.33	$44.68	$38.48
Income from investment operations:
Net investment income	.06	.02	.07
Net realized and unrealized gain (loss)	4.13	7.67	6.19
Total from investment operations	4.19	7.69	6.26
Distributions from:
Net investment income	(.02)	(.05)	(.01)
Net realized gain	(4.82)	(1.99)	(.05)
Total distributions	(4.84)	(2.04)	(.06)
Total increase (decrease) in net asset value	(.65)	5.65	6.20
Net asset value, ending	$49.68	$50.33	$44.68

Total return*	8.70%	17.63%	16.30%
Ratios to average net assets: A
Net investment income	.26% (a)	.05%	.18%
Total expenses	1.17% (a)	1.15%	1.21%
Expenses before offsets	1.15% (a)	1.14%	1.20%
Net expenses	1.15% (a)	1.14%	1.20%
Portfolio turnover	16%	24%	32%
Net assets, ending (in thousands)	$1,553,338	$1,590,823	$1,602,401

		YEARS ENDED
CLASS A SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010 (z)
Net asset value, beginning	$32.91	$32.56	$29.25
Income from investment operations:
Net investment income (loss)	(.05)	(.09)	(.04)
Net realized and unrealized gain (loss)	7.32	.44	3.39
Total from investment operations	7.27	.35	3.35
Distributions from:
Net investment income	—	—	(.04)
Net realized gain	(1.70)	—	—
Total distributions	(1.70)	—	(.04)
Total increase (decrease) in net asset value	5.57	.35	3.31
Net asset value, ending	$38.48	$32.91	$32.56

Total return*	22.75%	1.07%	11.44%
Ratios to average net assets: A
Net investment income (loss)	(.15%)	(.25%)	(.13%)
Total expenses	1.21%	1.20%	1.22%
Expenses before offsets	1.21%	1.20%	1.22%
Net expenses	1.21%	1.20%	1.22%
Portfolio turnover	36%	41%	39%
Net assets, ending (in thousands)	$1,500,089	$1,297,315	$980,605
See notes to financial highlights.

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EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS B SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$41.64	$37.58	$32.65
Income from investment operations:
Net investment income (loss)	(.15)	(.36)	(.23)
Net realized and unrealized gain (loss)	3.37	6.41	5.21
Total from investment operations	3.22	6.05	4.98
Distributions from:
Net investment income	—	—	—
Net realized gain	(4.82)	(1.99)	(.05)
Total distributions	(4.82)	(1.99)	(.05)
Total increase (decrease) in net asset value	(1.60)	4.06	4.93
Net asset value, ending	$40.04	$41.64	$37.58

Total return*	8.15%	16.53%	15.29%
Ratios to average net assets: A
Net investment income (loss)	(.74%) (a)	(.89%)	(.67%)
Total expenses	2.18% (a)	2.09%	2.08%
Expenses before offsets	2.14% (a)	2.08%	2.07%
Net expenses	2.14% (a)	2.08%	2.07%
Portfolio turnover	16%	24%	32%
Net assets, ending (in thousands)	$11,942	$14,654	$21,554

		YEARS ENDED
CLASS B SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010 (z)
Net asset value, beginning	$28.40	$28.34	$25.67
Income from investment operations:
Net investment income (loss)	(.31)	(.36)	(.28)
Net realized and unrealized gain (loss)	6.26	.42	2.95
Total from investment operations	5.95	.06	2.67
Distributions from:
Net investment income	—	—	—
Net realized gain	(1.70)	—	—
Total distributions	(1.70)	—	—
Total increase (decrease) in net asset value	4.25	.06	2.67
Net asset value, ending	$32.65	$28.40	$28.34

Total return*	21.66%	.21%	10.40%
Ratios to average net assets: A
Net investment income (loss)	(1.02%)	(1.14%)	(1.03%)
Total expenses	2.09%	2.08%	2.13%
Expenses before offsets	2.08%	2.08%	2.13%
Net expenses	2.08%	2.08%	2.13%
Portfolio turnover	36%	41%	39%
Net assets, ending (in thousands)	$28,391	$35,852	$35,761
See notes to financial highlights.

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EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS C SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$38.31	$34.66	$30.06
Income from investment operations:
Net investment income (loss)	(.08)	(.25)	(.17)
Net realized and unrealized gain (loss)	3.09	5.89	4.82
Total from investment operations	3.01	5.64	4.65
Distributions from:
Net investment income	—	—	—
Net realized gain	(4.82)	(1.99)	(.05)
Total distributions	(4.82)	(1.99)	(.05)
Total increase (decrease) in net asset value	(1.81)	3.65	4.60
Net asset value, ending	$36.50	$38.31	$34.66

Total return*	8.33%	16.76%	15.51%
Ratios to average net assets: A
Net investment income (loss)	(.44%) (a)	(.68%)	(.52%)
Total expenses	1.87% (a)	1.88%	1.91%
Expenses before offsets	1.86% (a)	1.87%	1.90%
Net expenses	1.86% (a)	1.87%	1.90%
Portfolio turnover	16%	24%	32%
Net assets, ending (in thousands)	$180,693	$171,869	$158,591

		YEARS ENDED
CLASS C SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010 (z)
Net asset value, beginning	$26.24	$26.15	$23.65
Income from investment operations:
Net investment income (loss)	(.25)	(.29)	(.23)
Net realized and unrealized gain (loss)	5.77	.38	2.73
Total from investment operations	5.52	.09	2.50
Distributions from:
Net investment income	—	—	—
Net realized gain	(1.70)	—	—
Total distributions	(1.70)	—	—
Total increase (decrease) in net asset value	3.82	.09	2.50
Net asset value, ending	$30.06	$26.24	$26.15

Total return*	21.82%	.34%	10.57%
Ratios to average net assets: A
Net investment income (loss)	(.87%)	(1.01%)	(.92%)
Total expenses	1.94%	1.95%	2.01%
Expenses before offsets	1.93%	1.95%	2.01%
Net expenses	1.93%	1.95%	2.01%
Portfolio turnover	36%	41%	39%
Net assets, ending (in thousands)	$150,000	$132,658	$97,961
See notes to financial highlights.

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EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS I SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$54.90	$48.48	$41.55
Income from investment operations:
Net investment income	.21	.29	.32
Net realized and unrealized gain (loss)	4.51	8.34	6.70
Total from investment operations	4.72	8.63	7.02
Distributions from:
Net investment income	(.19)	(.22)	(.04)
Net realized gain	(4.82)	(1.99)	(.05)
Total distributions	(5.01)	(2.21)	(.09)
Total increase (decrease) in net asset value	(.29)	6.42	6.93
Net asset value, ending	$54.61	$54.90	$48.48

Total return*	8.97%	18.23%	16.95%
Ratios to average net assets: A
Net investment income	.79% (a)	.56%	.72%
Total expenses	.64% (a)	.64%	.66%
Expenses before offsets	.63% (a)	.62%	.65%
Net expenses	.63% (a)	.62%	.65%
Portfolio turnover	16%	24%	32%
Net assets, ending (in thousands)	$1,004,232	$961,680	$798,677

		YEARS ENDED
CLASS I SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010 (z)
Net asset value, beginning	$35.22	$34.66	$31.04
Income from investment operations:
Net investment income	.16	.10	.14
Net realized and unrealized gain (loss)	7.87	.46	3.59
Total from investment operations	8.03	.56	3.73
Distributions from:
Net investment income	—	—	(.11)
Net realized gain	(1.70)	—	—
Total distributions	(1.70)	—	(.11)
Total increase (decrease) in net asset value	6.33	.56	3.62
Net asset value, ending	$41.55	$35.22	$34.66

Total return*	23.44%	1.62%	12.04%
Ratios to average net assets: A
Net investment income	.40%	.28%	.42%
Total expenses	.67%	.67%	.68%
Expenses before offsets	.66%	.67%	.68%
Net expenses	.66%	.67%	.68%
Portfolio turnover	36%	41%	39%
Net assets, ending (in thousands)	$667,246	$535,829	$198,553
See notes to financial highlights.

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EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS Y SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$51.35	$45.51	$39.06
Income from investment operations:
Net investment income	.16	.18	.23
Net realized and unrealized gain (loss)	4.21	7.81	6.30
Total from investment operations	4.37	7.99	6.53
Distributions from:
Net investment income	(.13)	(.16)	(.03)
Net realized gain	(4.82)	(1.99)	(.05)
Total distributions	(4.95)	(2.15)	(.08)
Total increase (decrease) in net asset value	(.58)	5.84	6.45
Net asset value, ending	$50.77	$51.35	$45.51

Total return*	8.90%	17.99%	16.76%
Ratios to average net assets: A
Net investment income	.62% (a)	.36%	.56%
Total expenses	.81% (a)	.83%	.82%
Expenses before offsets	.79% (a)	.82%	.81%
Net expenses	.79% (a)	.82%	.81%
Portfolio turnover	16%	24%	32%
Net assets, ending (in thousands)	$152,237	$139,319	$137,137

		YEARS ENDED
CLASS Y SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010 (z)
Net asset value, beginning	$33.25	$32.78	$29.35
Income from investment operations:
Net investment income	.09	.04	.02
Net realized and unrealized gain (loss)	7.42	.43	3.42
Total from investment operations	7.51	.47	3.44
Distributions from:
Net investment income	—	—	(.01)
Net realized gain	(1.70)	—	—
Total distributions	(1.70)	—	(.01)
Total increase (decrease) in net asset value	5.81	.47	3.43
Net asset value, ending	$39.06	$33.25	$32.78

Total return*	23.26%	1.43%	11.73%
Ratios to average net assets: A
Net investment income	.25%	.10%	.08%
Total expenses	.82%	.84%	1.14%
Expenses before offsets	.81%	.84%	.96%
Net expenses	.81%	.84%	.96%
Portfolio turnover	36%	41%	39%
Net assets, ending (in thousands)	$106,723	$66,377	$11,811
See notes to financial highlights.

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LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS A SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$23.31	$22.35	$18.49
Income from investment operations:
Net investment income	.11	.18	.15
Net realized and unrealized gain (loss)	1.50	2.70	3.87
Total from investment operations	1.61	2.88	4.02
Distributions from:
Net investment income	(.16)	(.15)	(.14)
Net realized gain	(1.31)	(1.77)	(.02)
Total distributions	(1.47)	(1.92)	(.16)
Total increase (decrease) in net asset value	.14	.96	3.86
Net asset value, ending	$23.45	$23.31	$22.35

Total return*	6.98%	13.72%	21.91%
Ratios to average net assets: A
Net investment income	.91% (a)	.81%	.74%
Total expenses	1.25% (a)	1.30%	1.32%
Expenses before offsets	1.15% (a)	1.20%	1.22%
Net expenses	1.15% (a)	1.20%	1.22%
Portfolio turnover	6%	68%	59%
Net assets, ending (in thousands)	$75,701	$69,499	$58,507

		YEARS ENDED
CLASS A SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010 (z)
Net asset value, beginning	$15.16	$15.02	$13.62
Income from investment operations:
Net investment income	.15	.11	.07
Net realized and unrealized gain (loss)	3.31	.11	1.44
Total from investment operations	3.46	.22	1.51
Distributions from:
Net investment income	(.13)	(.08)	(.11)
Net realized gain	—	—	—
Total distributions	(.13)	(.08)	(.11)
Total increase (decrease) in net asset value	3.33	.14	1.40
Net asset value, ending	$18.49	$15.16	$15.02

Total return*	22.91%	1.43%	11.10%
Ratios to average net assets: A
Net investment income	.83%	.68%	.47%
Total expenses	1.40%	1.44%	1.48%
Expenses before offsets	1.30%	1.34%	1.38%
Net expenses	1.30%	1.34%	1.38%
Portfolio turnover	48%	111%	109%
Net assets, ending (in thousands)	$41,334	$32,184	$34,563
See notes to financial highlights.

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LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS B SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$20.20	$19.74	$16.46
Income from investment operations:
Net investment income (loss)	(.07)	(.13)	(.13)
Net realized and unrealized gain (loss)	1.30	2.36	3.43
Total from investment operations	1.23	2.23	3.30
Distributions from:
Net investment income	—	—	—
Net realized gain	(1.31)	(1.77)	(.02)
Total distributions	(1.31)	(1.77)	(.02)
Total increase (decrease) in net asset value	(.08)	.46	3.28
Net asset value, ending	$20.12	$20.20	$19.74

Total return*	6.15%	12.07%	20.11%
Ratios to average net assets: A
Net investment income (loss)	(.67%) (a)	(.64%)	(.69%)
Total expenses	4.87% (a)	3.32%	3.16%
Expenses before offsets	2.67% (a)	2.67%	2.67%
Net expenses	2.67% (a)	2.67%	2.67%
Portfolio turnover	6%	68%	59%
Net assets, ending (in thousands)	$545	$708	$1,093

		YEARS ENDED
CLASS B SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010 (z)
Net asset value, beginning	$13.57	$13.57	$12.36
Income from investment operations:
Net investment income (loss)	(.08)	(.10)	(.11)
Net realized and unrealized gain (loss)	2.97	.10	1.32
Total from investment operations	2.89	—	1.21
Distributions from:
Net investment income	—	—	—
Net realized gain	—	—	—
Total distributions	—	—	—
Total increase (decrease) in net asset value	2.89	—	1.21
Net asset value, ending	$16.46	$13.57	$13.57

Total return*	21.30%	.00%	9.79%
Ratios to average net assets: A
Net investment income (loss)	(.49%)	(.65%)	(.82%)
Total expenses	2.95%	2.80%	2.78%
Expenses before offsets	2.67%	2.67%	2.67%
Net expenses	2.67%	2.67%	2.67%
Portfolio turnover	48%	111%	109%
Net assets, ending (in thousands)	$1,383	$1,704	$2,329
See notes to financial highlights.

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LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS C SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$20.99	$20.32	$16.84
Income from investment operations:
Net investment income (loss)	.01	—	(.02)
Net realized and unrealized gain (loss)	1.35	2.44	3.52
Total from investment operations	1.36	2.44	3.50
Distributions from:
Net investment income	—	—	—
Net realized gain	(1.31)	(1.77)	(.02)
Total distributions	(1.31)	(1.77)	(.02)
Total increase (decrease) in net asset value	.05	.67	3.48
Net asset value, ending	$21.04	$20.99	$20.32

Total return*	6.55%	12.80%	20.84%
Ratios to average net assets: A
Net investment income (loss)	.10% (a)	.02%	(.09%)
Total expenses	2.05% (a)	2.09%	2.16%
Expenses before offsets	1.95% (a)	1.99%	2.06%
Net expenses	1.95% (a)	1.99%	2.06%
Portfolio turnover	6%	68%	59%
Net assets, ending (in thousands)	$13,817	$12,404	$9,403

		YEARS ENDED
CLASS C SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010 (z)
Net asset value, beginning	$13.82	$13.75	$12.48
Income from investment operations:
Net investment income (loss)	—	(.03)	(.06)
Net realized and unrealized gain (loss)	3.02	.10	1.33
Total from investment operations	3.02	.07	1.27
Distributions from:
Net investment income	—	—	—
Net realized gain	—	—	—
Total distributions	—	—	—
Total increase (decrease) in net asset value	3.02	.07	1.27
Net asset value, ending	$16.84	$13.82	$13.75

Total return*	21.85%	.51%	10.18%
Ratios to average net assets: A
Net investment income (loss)	(.03%)	(.22%)	(.46%)
Total expenses	2.26%	2.33%	2.42%
Expenses before offsets	2.16%	2.23%	2.32%
Net expenses	2.16%	2.23%	2.32%
Portfolio turnover	48%	111%	109%
Net assets, ending (in thousands)	$7,199	$5,962	$6,297
See notes to financial highlights.
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LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS I SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$23.81	$22.80	$18.84
Income from investment operations:
Net investment income	.16	.30	.26
Net realized and unrealized gain (loss)	1.54	2.75	3.92
Total from investment operations	1.70	3.05	4.18
Distributions from:
Net investment income	(.24)	(.27)	(.20)
Net realized gain	(1.31)	(1.77)	(.02)
Total distributions	(1.55)	(2.04)	(.22)
Total increase (decrease) in net asset value	.15	1.01	3.96
Net asset value, ending	$23.96	$23.81	$22.80

Total return*	7.21%	14.25%	22.47%
Ratios to average net assets: A
Net investment income	1.38% (a)	1.31%	1.24%
Total expenses	.78% (a)	.81%	.82%
Expenses before offsets	.68% (a)	.71%	.72%
Net expenses	.68% (a)	.71%	.72%
Portfolio turnover	6%	68%	59%
Net assets, ending (in thousands)	$105,871	$95,258	$59,564

		YEARS ENDED
CLASS I SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010 (z)
Net asset value, beginning	$15.45	$15.29	$13.83
Income from investment operations:
Net investment income	.24	.21	.15
Net realized and unrealized gain (loss)	3.37	.11	1.47
Total from investment operations	3.61	.32	1.62
Distributions from:
Net investment income	(.22)	(.16)	(.16)
Net realized gain	—	—	—
Total distributions	(.22)	(.16)	(.16)
Total increase (decrease) in net asset value	3.39	.16	1.46
Net asset value, ending	$18.84	$15.45	$15.29

Total return*	23.57%	2.02%	11.77%
Ratios to average net assets: A
Net investment income	1.37%	1.22%	1.04%
Total expenses	.87%	.89%	.91%
Expenses before offsets	.77%	.79%	.81%
Net expenses	.77%	.79%	.81%
Portfolio turnover	48%	111%	109%
Net assets, ending (in thousands)	$43,940	$31,035	$30,524
See notes to financial highlights.

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LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS Y SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z) #
Net asset value, beginning	$23.51	$22.36	$21.09
Income from investment operations:
Net investment income	.12	.21	.08
Net realized and unrealized gain (loss)	1.51	2.71	1.19
Total from investment operations	1.63	2.92	1.27
Distributions from:
Net investment income	—	**	—
Net realized gain	(1.31)	(1.77)	—
Total distributions	(1.31)	(1.77)	—
Total increase (decrease) in net asset value	.32	1.15	1.27
Net asset value, ending	$23.83	$23.51	$22.36

Total return*	7.01%	13.86%	6.02%
Ratios to average net assets: A
Net investment income	1.02% (a)	.95%	.58% (a)
Total expenses	1.39% (a)	2.96%	612.15% (a)
Expenses before offsets	1.07% (a)	1.07%	1.15% (a)
Net expenses	1.07% (a)	1.07%	1.15% (a)
Portfolio turnover	6%	68%	59%
Net assets, ending (in thousands)	$2,518	$1,562	$4

See notes to financial highlights.

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A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(a)    Annualized.
(z)    Per share figures are calculated using the Average Shares Method.
*    Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
**    Amount was less than $.01 per share.
***    Distribution was less than $.01 per share.
#    From April 30, 2013 inception.
^    The Financial Highlights for the year ended 2010 have been restated to reflect an immaterial pricing adjustment made in 2011.
See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date -values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.
FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio—how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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BASIS FOR BOARD’S APPROVAL OF INVESTMENT ADVISORY CONTRACTS
Bond Portfolio and Large Cap Core Portfolio
At a meeting held on December 9, 2014, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between Calvert Social Investment Fund and the Advisor with respect to each Portfolio.
In evaluating the Investment Advisory Agreement with respect to the Portfolios, the Board considered, on a Portfolio-by-Portfolio basis, a variety of information relating to the Portfolios and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Portfolios by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Portfolios, and a separate report prepared by an independent third party, which provided a statistical analysis comparing each Portfolio's investment performance, expenses, and fees to comparable mutual funds.
The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement with respect to each Portfolio. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with respect to each Portfolio with management and also met in private sessions with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Investment Advisory Agreement with respect to the Portfolios, the Board considered, on a Portfolio-by-Portfolio basis, the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor's financial condition; the level and method of computing each Portfolio's advisory fee; comparative performance, fee and expense information for each Portfolio; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with each Portfolio; the effect of each Portfolio's growth and size on the Portfolio's performance and expenses; the affiliated distributor's process for monitoring sales load breakpoints, if applicable; the Advisor's compliance programs and policies; the Advisor's performance of substantially similar duties for other funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services provided to the Portfolios by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor's investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies for each Portfolio, as applicable, as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor's administrative capabilities, including its ability to supervise the other service providers for each Portfolio, were also considered. The Board also took into account the environmental, social, sustainability and governance research and analysis provided by the Advisor to the Portfolios. The Board

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observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Portfolios’ and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Portfolios and the Advisor. The Board concluded that it was satisfied with the nature, extent and quality of services provided to each Portfolio by the Advisor under the Investment Advisory Agreement.
In considering each Portfolio’s performance, the Board noted that it reviewed on a quarterly basis detailed information about each Portfolio’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement with respect to each Portfolio, including, among other information, a comparison of each Portfolio’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group or peer universe, as applicable, by an independent third party in its report. This data, and the conclusions of the Board with respect to that data, included the following:
Bond Portfolio. For the one- and three-year periods ended June 30, 2014, the Portfolio performed above the median of its peer group, and for the five-year period ended June 30, 2014, the Portfolio performed below the median of its peer group. The Portfolio underperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2014. The Board took into account management’s discussion of the Portfolio’s recent improved performance relative to its peer group and management’s continued monitoring of the Portfolio’s performance. Based upon its review, the Board concluded that appropriate action had been taken to address the Portfolio’s performance.
Large Cap Core Portfolio. For the one- and three-year periods ended June 30, 2014, the Portfolio performed below the median of its peer universe and for the same five-year period, the Portfolio performed above the median of its peer universe. The Portfolio underperformed its Lipper index for the one- and three-year periods ended June 30, 2014, and outperformed its Lipper Index for the same five-year period. The Board took into account management’s discussion of the Portfolio’s performance and management’s continued monitoring of the Portfolio’s performance. Based upon its review, the Board concluded that appropriate action had been taken to address the Portfolio’s performance.
In considering the Portfolios’ fees and expenses, the Board compared each Portfolio’s fees and total expense ratio with various comparative data for the funds in its peer group or peer universe, as applicable. This data, and the conclusions of the Board with respect to that data, included the following:
Bond Portfolio. The Portfolio’s advisory fee (after taking into account waivers and/or reimbursements) was below the median of its peer group and total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Portfolio’s peer group. The Board took into account the Advisor’s current undertaking to maintain expense limitations for Portfolio. The Board noted that the Advisor was not currently reimbursing any portfolio expenses under the expense limitation, however, the Advisor was voluntarily reimbursing the Portfolio’s Class B shares. In addition, the Board took into account the fees the Advisor charged to its other clients and considered these fee comparisons in light of the differences in managing these other accounts. The Board noted management’s discussion of the Portfolio’s

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expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board determined that the advisory fee was reasonable in view of the quality of services received by the Portfolio from the Advisor and the other factors considered.
Large Cap Core Portfolio. The Portfolio’s advisory fee (after taking into account waivers and/or reimbursements) was above the median of its peer group and total expenses (net of waivers and/or reimbursements) were above the median of its peer universe. The Board noted that the allocation of advisory and administrative fees may vary among the Portfolio’s peer universe. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Portfolio. The Board noted that the Advisor was reimbursing a portion of the Portfolio’s expenses. The Board also noted that the Advisor agreed to voluntarily waive a portion of its advisory fee. The Board also noted management’s discussion of the Portfolio’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board determined that the advisory fee was reasonable in view of the quality of services received by the Portfolio from the Advisor and the other factors considered.
The Board reviewed the Advisor’s profitability on a Portfolio-by-Portfolio basis. In reviewing the overall profitability of each advisory fee to the Portfolios’ Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to each Portfolio for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with each Portfolio in terms of the total amount of annual advisory fees it received with respect to that Portfolio and whether the Advisor had the financial wherewithal to continue to provide services to the Portfolio. The Board noted that the Advisor was reimbursing a portion of the expenses of Calvert Large Cap Core Portfolio, and had agreed to waive a portion of its advisory fee. With respect to each Portfolio, the Trustees also noted the Advisor’s current undertaking to maintain expense limitations for the Portfolio and that the Advisor was voluntarily reimbursing the Bond Portfolio’s Class B shares. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with each Portfolio. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with each Portfolio was reasonable.
The Board considered the effect of each Portfolio’s current size and its potential growth on its performance and fees. The Board took into account that each of the Bond Portfolio’s and Large Cap Core Portfolio’s advisory fee schedule contained breakpoints that would reduce the advisory fee rate on assets above certain specified assets levels as the Portfolio’s assets increased. The Board noted that neither the Bond Portfolio nor the Large Cap Core Portfolio had yet reached the specified asset level at which a breakpoint to its advisory fee would be triggered. With respect to both of the Portfolios, the Board also noted that if a Portfolio’s assets increased over time, the Portfolio might realize other economies of scale if assets increased proportionally more than certain other expenses.
In reapproving the Investment Advisory Agreement with respect to each Portfolio, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. The Board evaluated all

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information available to it on a Portfolio-by-Portfolio basis, and its determinations were made separately with respect to each Portfolio.
Conclusions
The Board reached the following conclusions regarding the Investment Advisory Agreement with respect to each Portfolio, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) with respect to each of the Portfolios, appropriate action has been taken to address the Portfolios’ performance; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) each Portfolio's advisory fee is reasonable in view of the quality of services received by the Portfolio from the Advisor. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of each Portfolio and its shareholders.
Balanced Portfolio and Equity Portfolio
At a meeting held on December 9, 2014, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved with respect to each Portfolio the continuance of the Investment Advisory Agreement between Calvert Social Investment Fund and the Advisor and the respective Investment Subadvisory Agreement between the Advisor and the respective Subadvisor.
In evaluating the Investment Advisory Agreement with respect to the Portfolios, the Board considered, on a Portfolio-by-Portfolio basis, a variety of information relating to the Portfolios and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Portfolios by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Portfolios, and a separate report prepared by an independent third party, which provided a statistical analysis comparing each Portfolio's investment performance, expenses, and fees to comparable mutual funds.
The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement and the Investment Subadvisory Agreements. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Investment Subadvisory Agreements with management and also met in private sessions with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Investment Advisory Agreement with respect to the Portfolios, the Board considered, on a Portfolio-by-Portfolio basis, the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor's financial condition; the level and method of computing each Portfolio's advisory fee; comparative performance, fee and expense information for each Portfolio; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the allocation of each Portfolio's brokerage, including the Advisor's process for monitoring "best execution"; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with each Portfolio; the effect of each Portfolio's growth and size on the Portfolio's performance and expenses; the affiliated distributor's process for monitoring sales load breakpoints; the Advisor's compliance programs and policies; the Advisor's performance of substantially similar duties for other funds; and any possible conflicts of interest.

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In considering the nature, extent and quality of the services provided to the Portfolios by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor's investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. With respect to the Balanced Portfolio, the Board considered the Advisor’s management style and its performance in employing its investment strategies for the fixed-income and equity portions of the Portfolio, as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor's administrative capabilities, including its ability to supervise the other service providers for each Portfolio, were also considered. The Board also took into account the environmental, social, sustainability and governance research and analysis provided by the Advisor to the Portfolios. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Portfolios’ and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Portfolios and the Advisor. The Board discussed the Advisor’s effectiveness in monitoring the performance of each Portfolio’s Subadvisor and its timeliness in responding to performance issues. The Board concluded that it was satisfied with the nature, extent and quality of services provided to each Portfolio by the Advisor under the Investment Advisory Agreement.
In considering the Portfolios’ performance, the Board noted that it reviewed on a quarterly basis detailed information about each Portfolio’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement with respect to each Portfolio, including, among other information, a comparison of each Portfolio’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This data, and the conclusions of the Board with respect to that data, included the following:
Balanced Portfolio. For the one- and five-year periods ended June 30, 2014, the Portfolio performed below the median of its peer group and for the same three-year period, the Portfolio performed at the median of its peer group. The Portfolio underperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2014. The Board took into account management’s discussion of the Portfolio’s performance, noting that the Advisor had assumed day-to-day management of a portion of the equity portion of the Portfolio effective September 11, 2013, as well as management’s continued monitoring of the Portfolio’s performance. Based upon its review, the Board concluded that appropriate action was being taken to address the Portfolio’s performance.
Equity Portfolio. For the one-, three- and five-year periods ended June 30, 2014, the Portfolio performed below the median of its peer group. The Portfolio underperformed its Lipper Index for the one-, three- and five-year periods ended June 30, 2014. The Board considered management’s discussion of the Portfolio’s performance and management’s

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continued monitoring of the Portfolio’s performance. Based upon its review, the Board concluded that appropriate action was being taken to address the Portfolio’s performance.
In considering the Portfolios’ fees and expenses, the Board compared each Portfolio’s fees and total expense ratio with various comparative data for the funds in its peer group. This data and the conclusions of the Board with respect to that data, included the following:
Balanced Portfolio. The Portfolio’s advisory fee (after taking into account waivers and/or reimbursements) was below the median of its peer group and total expenses (net of waivers and/or reimbursements) were at the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Portfolio’s peer group. The Board took into account the Advisor’s current undertaking to maintain expense limitations for the Portfolio, and that the Advisor was reimbursing a portion of the Portfolio’s expenses under the expense limitation and voluntarily reimbursing Class B shares. The Board also noted management’s discussion of the Portfolio’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board determined that the advisory fee was reasonable in view of the quality of services received by the Portfolio from the Advisor and the other factors considered.
Equity Portfolio. The Portfolio’s advisory fee (after taking into account waivers and/or reimbursements) was below and total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Portfolio’s peer group. In addition, the Board took into account the fees the Advisor charged to its other clients and considered these fee comparisons in light of the differences in managing these other accounts. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Portfolio. The Advisor is not reimbursing expenses under the expense limitation, however, the Advisor was voluntarily reimbursing the Portfolio’s Class B shares and waiving a portion of its advisory fee. The Board also noted management’s discussion of the Portfolio’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board determined that the advisory fee was reasonable in view of the quality of services received by the Portfolio from the Advisor and the other factors considered.
The Board reviewed the Advisor’s profitability on a Portfolio-by-Portfolio basis. In reviewing the overall profitability of each advisory fee to the Portfolios’ Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to each Portfolio for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with each Portfolio in terms of the total amount of annual advisory fees it received with respect to that Portfolio and whether the Advisor had the financial wherewithal to continue to provide services to the Portfolio. With respect to each Portfolio, the Board noted the Advisor’s current undertaking to maintain expense limitations for the Portfolio. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with each Portfolio. The Board also noted that the Advisor paid the Subadvisors’ subadvisory fees out of the advisory fees it received from the Portfolios. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with each Portfolio was reasonable.

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The Board considered the effect of each Portfolio’s current size and its potential growth on its performance and fees. The Board took into account that each Portfolio’s advisory fee schedule contained breakpoints that would reduce the advisory fee rate on assets above specified asset levels as the Portfolio’s assets increased. The Board noted that both Portfolios were currently realizing economies of scale in their respective advisory fees. With respect to both of the Portfolios, the Board also noted that if a Portfolio’s assets increased over time, the Portfolio might realize other economies of scale if assets increased proportionally more than certain other expenses.
In reapproving the Investment Advisory Agreement with respect to each Portfolio, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. The Board evaluated all information available to it on a Portfolio-by-Portfolio basis, and its determinations were made separately with respect to each Portfolio.
In evaluating the Investment Subadvisory Agreement with respect to each Portfolio, the disinterested Trustees reviewed information provided by each Subadvisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other information, each Subadvisor provided biographical information on portfolio management and other professional staff, performance information for itself, and descriptions of its investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices.
The Board reapproved the Investment Subadvisory Agreement between the Advisor and each Subadvisor based on a number of factors relating to the Subadvisor's ability to perform under the Investment Subadvisory Agreement. In the course of its deliberations, the Board evaluated on a Portfolio-by-Portfolio basis, among other factors: the nature, extent and the quality of the services provided by each Subadvisor; each Subadvisor's management style and long-term performance record; the performance record of the Portfolio that each Subadvisor subadvised and each Subadvisor's performance in employing its investment strategies; each Subadvisor's current level of staffing and its overall resources; the qualifications and experience of each Subadvisor's personnel; each Subadvisor's financial condition with respect to its ability to perform the services required under the respective Investment Subadvisory Agreement; each Subadvisor’s risk management processes; each Subadvisor's compliance systems, including those related to personal investing; and any disciplinary history. Based upon its review, the Board concluded that it was satisfied with the nature, extent and quality of services provided to each Portfolio under its respective Investment Subadvisory Agreement.
As noted above, the Board considered each Portfolio’s performance during the one-, three- and five-year periods ended June 30, 2014 as compared to that Portfolio’s peer group and noted that it reviewed on a quarterly basis detailed information about each Portfolio’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor.
In considering the cost of services provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the respective Portfolio, the Board noted that the subadvisory fees under the Investment Subadvisory Agreements were paid by the Advisor out of the advisory fees that the Advisor received under the Investment Advisory Agreement. The Board also relied on the ability of the Advisor to negotiate the Investment Subadvisory Agreements and the corresponding subadvisory fees at arm’s length. In addition, the Board took into account the fees the Portfolios’ Subadvisors charged to their other clients and considered these fee comparisons in light of the differences in managing these other accounts.

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Based upon its review, the Board determined that the subadvisory fees were reasonable in view of the services received by the Portfolios from the respective Subadvisor. Because the Advisor pays the respective Subadvisor’s subadvisory fee and the subadvisory fee was negotiated at arm’s length by the Advisor, the cost of services provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the respective Portfolio were not material factors in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Subadvisor’s management of the respective Portfolio to be a material factor in its consideration, although the Board noted that the subadvisory fees for each Subadvisor contained breakpoints.
In reapproving each Investment Subadvisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. The Board evaluated all information available to it on a Portfolio-by-Portfolio basis, and its determinations were made separately with respect to each Portfolio.
Conclusions
The Board reached the following conclusions regarding the Investment Advisory Agreement and the Investment Subadvisory Agreement with respect to each Portfolio, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor (with respect to the fixed income portion and part of the equity portion of the Balanced Portfolio) and the Subadvisor are qualified to manage the respective Portfolio's assets in accordance with the Portfolio’s investment objectives and policies; (c) the Advisor and the Subadvisor maintain appropriate compliance programs; (d) the Advisor (with respect to the fixed income portion and part of the equity portion of Balanced Portfolio) and the Subadvisor are likely to execute their investment strategies consistently over time; (e) with respect to each Portfolio, appropriate action is being taken to address the Portfolio’s performance; and (f) each Portfolio's advisory and subadvisory fees are reasonable in view of the services received by the Portfolios from the Advisor and Subadvisor, respectively, and the other factors considered. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement and the Investment Subadvisory Agreement with respect to each Portfolio would be in the best interests of the Portfolio and its shareholders.

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CALVERT SOCIAL INVESTMENT FUND	CALVERT’S FAMILY OF FUNDS

Municipal Funds
Tax-Free Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Large Cap Value Fund
Social Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Equity Income Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit www. calvert.com.
Printed on recycled paper using soy inks.

Calvert Asset Allocation Funds • Conservative Allocation Fund • Moderate Allocation Fund • Aggressive Allocation Fund

Semi-Annual Report March 31, 2015 E-Delivery Sign-Up — Details Inside

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TABLE OF CONTENTS

4	President's Letter
6	Portfolio Management Discussion
16	Shareholder Advocacy Update
17	Shareholder Expense Example
19	Schedule of Investments
22	Statement of Assets and Liabilities
25	Statements of Operations
26	Statements of Changes in Net Assets
32	Notes to Financial Statements
38	Financial Highlights
45	Explanation of Financial Tables
46	Proxy Voting
46	Availability of Quarterly Portfolio Holdings
47	Basis for Board’s Approval of Investment Advisory Contract

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Calvert Shareowner,
The United States economy improved throughout 2014 and into the first quarter of 2015, while major economies in other regions of the world struggled to regain momentum or saw slowing growth. It is still too early to declare victory, but one may say that while the United States led the world into financial crisis nearly eight years ago, the innovative and aggressive responses to the crisis by our policymakers are allowing the United States to recover more quickly. Granted, the United States has the benefit of possessing the world’s reserve currency and our monetary maneuvers in our self-interest are not without cost to economies in other regions.
As 2014 drew to a close, the United States was winding down the quantitative easing portion of its post-crisis monetary policy while the European and Japanese central banks were finding it necessary to increase their own forms of quantitative easing in efforts to support asset prices and spur economic growth.
The impact of modestly improving economic activity in the U.S. and ongoing low global interest rates on financial assets in 2014 created positive returns for most stocks and bonds for the previous 12 months, a condition that gave benefit to most Calvert Funds. The exceptions are assets tied to the price of oil, which collapsed during the second half of the year. Energy industries and natural resource based companies, including renewable energy companies and water related companies, saw their stock valuations drop in reaction.
Across our fixed income and equity strategies, Calvert finds more utility in conducting fundamental research in order to find relative values in securities of individual companies than we do in attempting to anticipate or time changes in global economic indicators. Broadly, we are mindful of the fact that stocks and bonds have benefitted substantially from the easy monetary policies and ultra-low interest rates of the post-crisis era. We believe markets are more or less fairly valued and we have taken steps seeking to moderate the risk across our portfolios.
As I take the helm at Calvert and look back at the 39 years since the firm’s founding in 1976, I note the substantial growth in the world’s population, the massive increase in the industrialization of our global society, and the associated change in the role of corporations in societal and environmental outcomes for our future.

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Public companies have created tremendous net benefits to society through advances in health care, food systems, energy efficiency, communications and technology, and access to finance and other products and services too vast to detail. Hundreds of millions of people throughout the world have seen their standard of living increased through benefits created by corporate activity.
Along with the obvious net benefits to society, we are aware of the substantial stresses placed upon society and the environment from corporate behaviors. At the same time, society has awarded corporations an increasingly prominent role in the day-to-day outcomes of our lives and in the societal and environmental outcomes that will determine the future direction of the world.
Calvert, as a global investment management firm and a steward of client assets, has a growing and evolving role as a leader in responsible investing. Calvert has a rich history as a socially responsible investor and has made many contributions to public policy and corporate governance. Today we are bringing Calvert’s deep expertise in socially responsible investing, public and private policy work, and investment management to a new level with a focus on developing principles and setting standards for use in our investment management processes, our active ownership and engagement discipline and within our investment risk management processes.
As a long-term investor with unique insights into environmental, social, and governance activities of companies throughout the world, Calvert is able to develop a holistic view of companies’ operations. Our ability to use our insights for the benefit of the stewardship of client assets, both to produce desirable investment outcomes for our clients and to assist companies in evolving their role in society along a responsible path has never been more important.
As fellow shareowners of Calvert Funds, you and I know that it is essential to pursue the type of enduring value that Calvert seeks to create, through excellence in financial results balanced with the evolving needs of society and the environment.
Thank you for your share ownership in Calvert Funds; all of us at Calvert Investments, Inc. appreciate the confidence and trust you have placed in us.
John Streur
April 2015

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PORTFOLIO MANAGEMENT DISCUSSION

Natalie A. Trunow Senior Vice President and Chief Investment Officer, Equities
Equity market returns over the six-month reporting period largely reflected macroeconomic trends, with solid gains for U.S. stocks relative to international equity markets. Improving economic conditions in the United States remained in stark contrast to the sluggish growth outlook in much of the rest of the world, particularly in Europe. However, U.S. equity markets faced several headwinds at the start of 2015 as another harsh winter weighed on economic activity and the stronger dollar contributed to negative earnings revisions for companies deriving larger portions of their earnings from overseas. International equity markets underperformed for the period, but recouped some of their losses in the first quarter of 2015 as central banks in Europe and Japan maintained quantitative-easing programs and emerging markets were buoyed by stimulus announcements from China.
For the six-month period ended March 31, 2015, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 5.93%, 6.55%, 14.46%, 1.29%, and -2.26%, respectively.
From an investment-style perspective, growth stocks outperformed value stocks, and domestic small-cap stocks, which have less exposure to foreign markets and are less dependent on global growth, outperformed their large-cap counterparts. Looking at sector performance, Health Care, Consumer Discretionary, and Consumer Staples were the top-performing sectors within the Russell 1000 Index during the period, while the Energy, Telecommunication Services, and Materials sectors lagged.
U.S. Economic Recovery Hits Soft Patch, but Outpaces Rest of Developed World
The U.S. economy continued to outperform other developed countries, with U.S. gross domestic product (GDP) growing at a 2.2% annualized rate in the fourth quarter of 2014. More recent U.S. macroeconomic data has been weaker, however, with the slowdown largely attributed to poor weather and the strength of the dollar. A labor dispute between West Coast ports and dockworkers also resulted in a modest drag on economic activity. The U.S. ISM Manufacturing Purchasing Manufacturers Index (PMI)1 ended the period at 51.5, firmly in expansion territory, but has declined for five consecutive months. Housing activity, while remaining on an upward trend, has been disappointing of late.
Although the most recent jobs report for March was less than stellar, the job market has continued to improve, adding an average of 260,000 jobs per month over the last year. This helped push the unemployment rate down to 5.5% from 6.6% this time a year ago, though this has been aided by a drop in the labor-force participation rate. Wage growth is taking longer to materialize than in past recoveries, but recent data has been encouraging, showing modest gains in average hourly earnings and the Employment Cost Index.

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Consumer confidence reached a nine-year high during the reporting period, due in part to lower gasoline prices, which should lead to a pick-up in consumer spending and housing activity over the remainder of the year.
Decline in Oil Prices a Positive for U.S. Economy Overall
The price of crude oil fell nearly 50% over the six-month reporting period. Weakening demand due to slowing global growth and a strategic decision by Saudi Arabia, the world’s largest oil producer, to not cut oil production in the face of increased U.S. supplies, were key drivers of the dramatic price decline.
Some economies and sectors stand to benefit from the significant price decline in oil while others will undoubtedly continue to come under pressure. Countries which import a large portion of their energy are the clear winners, with the United States, Europe, Japan, and China benefiting. Within the U.S., states such as North Dakota and Texas will be hurt by lower oil prices; however energy capital expenditure (CapEx) represents less than 2% of GDP and we believe the overall impact of lower energy prices is positive for the U.S. economy as a whole due to the significant cost savings its creates in a majority of sectors and the multiplier effect it has throughout the economy.
Global Easing Continues Amid Low Inflation and Stronger Dollar
The U.S. dollar strengthened throughout the period, hitting a 7-year high vs. the Japanese Yen and a 12-year high against the euro. Since most commodities are priced globally in U.S. dollars, a stronger dollar relative to foreign currencies typically correlates with lower commodity prices, which has kept a lid on inflation.
More than half the central banks in the G20 economies implemented some type of monetary easing policy during the period, which provided additional support for global equities.

CALVERT CONSERVATIVE ALLOCATION FUND
MARCH 31, 2015

ASSET ALLOCATION		% OF TOTAL INVESTMENTS
Domestic Equity Mutual Funds		33%
International and Global Equity Mutual Funds		8%
Fixed Income Mutual Funds		55%
Short-Term Investments		4%
Total		100%

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS ENDED 3/31/15	12 MONTHS ENDED 3/31/1
Class A	5.46%	7.49%
Class C	4.98%	6.44%

Barclays U.S. Credit Index	3.96%	6.74%

Conservative Allocation Composite Benchmark**	4.18%	6.84%

Lipper Mixed-Asset Target Allocation Conservative Funds Average	2.44%	4.10%

*    Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.
**    Calvert Conservative Allocation Composite Benchmark: An internally constructed benchmark comprised of a blend of 22% Russell 3000 Index, 7% MSCI EAFE Investable Market Index, 1% MSCI Emerging Markets Index, 60% Barclays US Credit Index, and 10% T-Bill 3-Month Index. Prior to 3/3/15 the blend was comprised of: 22% Russell 3000 Index, 8% MSCI EAFE Investable Market Index, 60% Barclays US Credit Index, and 10% T-Bill 3-Month Index.

Most notably, the Bank of Japan announced a massive stimulus policy and the European Central Bank (ECB) followed with a strong quantitative easing (QE) program of its own.

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CALVERT MODERATE ALLOCATION FUND
MARCH 31, 2015

ASSET ALLOCATION		% OF TOTAL INVESTMENTS
Domestic Equity Mutual Funds		55%
International and Global Equity Mutual Funds		18%
Fixed Income Mutual Funds		26%
Short-Term Investments		1%
Total		100%

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS ENDED 3/31/15	12 MONTHS ENDED 3/31/15
Class A	6.47%	8.18%
Class C	6.10%	7.39%

Russell 3000 Index	7.13%	12.37%

Moderate Allocation Composite Benchmark**	4.96%	7.84%

Lipper Mixed-Asset Target Allocation Growth Funds Average	4.21%	6.75%

*    Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.
**     Calvert Moderate Allocation Composite Benchmark: An internally constructed benchmark comprised of a blend of 47% Russell 3000 Index, 15% MSCI EAFE Investable Market Index, 3% MSCI Emerging Markets Index, 30% Barclays US Credit Index, and 5% T-Bill 3-Month Index. Prior to 3/3/15 the blend was comprised of: 47% Russell 3000 Index, 18% MSCI EAFE Investable Market Index, 30% Barclays US Credit Index, and 5% T-Bill 3-Month Index.

CALVERT AGGRESSIVE ALLOCATION FUND
MARCH 31, 2015

ASSET ALLOCATION		% OF TOTAL INVESTMENTS
Domestic Equity Mutual Funds		69%
International and Global Equity Mutual Funds		26%
Fixed Income Mutual Funds		5%
Total		100%

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS ENDED 3/31/15	12 MONTHS ENDED 3/31/15
Class A	7.16%	8.63%
Class C	6.55%	7.47%

Russell 3000 Index	7.13%	12.37%

Aggressive Allocation Composite Benchmark***	5.46%	8.45%

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average	4.89%	6.59%

*    Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.
*** Calvert Aggressive Allocation Composite Benchmark: An internally constructed benchmark comprised of a blend of 64% Russell 3000 Index, 21% MSCI EAFE Investable Market Index, 5% MSCI Emerging Markets Index and 10% Barclays U.S. Credit Index. Prior to 3/3/15 the blend was comprised of: 64% Russell 3000 Index, 26% MSCI EAFE Investable Market Index, and 10% Barclays U.S. Credit Index.

8 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

Interest Rate Hikes by the Fed on the Horizon
With the U.S. economy improving, both market sentiment and Federal Reserve officials seem divided on the optimal timing of the Fed’s interest-rate increases. However, consistently low inflation and recent softness in U.S. macroeconomic data—as well as the rapid increase in the dollar’s strength, which has hurt U.S. exports and the manufacturing sector—makes it more likely that the Fed will delay raising rates until later in the year or possibly even next year.
Eurozone Economic Struggles Continue but QE Offers Some Respite
Economic conditions continued to deteriorate in the eurozone through the end of 2014 as inflation turned negative, prompting the ECB to launch its massive QE program. The program has been successful thus far in decreasing the value of the euro in an attempt to stimulate exports and eurozone economies. Manufacturing PMIs, credit demand, and consumer confidence all have been showing signs of modest improvement, indicating a potential positive effect from QE as well as a potential bottoming out of eurozone economic malaise. Despite these marginally positive developments, we are skeptical that central bankers’ efforts will meaningfully reinvigorate those economies unless accompanied by structural economic reforms. Possible risks from Greece exiting the eurozone and political turmoil emerging in other euro-area countries also remain a lingering concern and may re-surface later in the year.
Stimulus Measures Boost Chinese Stocks but Economic Challenges Remain
Despite Manufacturing PMI weakening throughout the period, Chinese equities rallied on the back of several stimulus measures and investor expectations that the government would continue stimulus measures to offset slowing, though still robust, economic growth. China is also benefiting from cheaper oil, which essentially acts as another form of stimulus.

The Services PMI held up better than expected, indicating some very modest progress in transitioning away from an investment-driven economy to a more consumer-oriented one. However, structural improvements in social welfare programs, such as health care and retirement planning, will be needed in order to encourage Chinese consumers to spend more and bring down their notoriously high savings rate. Given these challenges, as well as ongoing concerns regarding a potential property-bubble burst, stimulus does not mean the Chinese economy is out of the woods. A hard economic landing remains a possibility down the road.
Outlook
While we may see some continued softness in U.S. macroeconomic data during the first half of the year, we believe U.S. economic growth will continue to exceed growth from other developed countries and we remain positive on the U.S. economy longer-term. We believe the significant positive multiplier effect from lower gas prices hasn’t yet been fully reflected in U.S. economic data, and we are likely to see the additional positive impact in the coming quarters.
In our view, U.S. stocks can still post decent performance, but probably not as good as what we saw in the past couple of years because of higher valuations, slower earnings growth, and potentially having reached peak margins. The stronger dollar, combined with lower commodity prices, tends to benefit consumers and hurt industrial companies, especially those with heavy sales outside the United States, or those directly involved in the energy sector. This is one reason why we continue to favor small-cap stocks on the domestic front.
With lower commodity prices, a stronger dollar, and little wage growth, inflation in the United States will likely remain low for some time to come, while deflationary threats are very real in other parts of the world. This may lead the Federal Reserve to raise interest rates less quickly than

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currently expected, since challenging global economic conditions can have a significant impact on the U.S. economy. Our position remains that when the Fed does decide to raise rates, the tightening process will be slow and gradual, with the Fed keeping a close eye on interest-rate volatility and its impact on mortgage rates. Even with a gradual tightening, monetary policy should still remain accommodative for an extended period of time. That said, we expect market volatility to increase as we grow closer to the inevitability of higher interest rates.
Calvert Investment Management, Inc.
April 2015

CALVERT CONSERVATIVE ALLOCATION FUND
MARCH 31, 2015

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(WITH MAX. LOAD)
One year	2.37%
Five year	6.61%
Since inception (4/29/2005)	5.15%

CLASS C SHARES	(WITH MAX. LOAD)
One year	5.44%
Five year	6.53%
Since inception (4/29/2005)	4.42%

1. The Institute for Supply Management (ISM) Manufacturing PMI is published monthly and shows business conditions in the U.S. manufacturing sector, and is considered a significant indicator of overall economic conditions. The ISM index includes prices paid for all purchases including import purchases and purchases of food and energy, excluding crude oil. A result above 50 indicates that the manufacturing economy is generally expanding; below 50 indicates that it is generally declining.

10 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Class A and C shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge.

$20,000
$15,000
$10,000
$5,000
4/05
3/06
3/07
3/08
3/09
3/10
3/11
3/12
3/13
3/14
3/15
Calvert Conservative Allocation Fund (A Share) - $16,463
Calvert Conservative Allocation Fund (C Share) - $15,362
Barclays U.S. Credit Index - $17,339
Conservative Allocation Composite Benchmark - $18,718
Lipper Mixed-Asset Target Alloc. Conservative Funds Average - $15,868

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.29%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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CALVERT MODERATE ALLOCATION FUND
MARCH 31, 2015

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(WITH MAX. LOAD)
One year	3.06%
Five year	8.08%
Since inception (4/29/2005)	5.23%

CLASS C SHARES	(WITH MAX. LOAD)
One year	6.39%
Five year	8.34%
Since inception (4/29/2005)	4.90%

12 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Class A and C shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge.

$25,000
$20,000
$15,000
$10,000
$5,000
4/05
3/06
3/07
3/08
3/09
3/10
3/11
3/12
3/13
3/14
3/15
Calvert Moderate Allocation Fund (A Share) - $16,581
Calvert Moderate Allocation Fund (C Share) - $16,083
Russell 3000 Index - $22,850
Moderate Allocation Composite Benchmark - $20,864
Lipper Mixed-Asset Target Alloc. Growth Funds Average - $18,464

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.38%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 13

CALVERT AGGRESSIVE ALLOCATION FUND
MARCH 31, 2015

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(WITH MAX. LOAD)
One year	3.46%
Five year	9.57%
Since inception (6/30/2005)	5.24%

CLASS C SHARES	(WITH MAX. LOAD)
One year	6.47%
Five year	9.31%
Since inception (6/30/2005)	4.45%

14 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Class A and C shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge.

$25,000
$20,000
$15,000
$10,000
$5,000
6/05
3/06
3/07
3/08
3/09
3/10
3/11
3/12
3/13
3/14
3/15
Calvert Aggressive Allocation Fund (A Share) - $16,466
Calvert Aggressive Allocation Fund (C Share) - $15,299
Russell 3000 Index - $21,864
Aggressive Allocation Composite Benchmark - $21,236
Lipper Mixed-Asset Target Alloc. Agg. Growth Funds Average - $17,751

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.59%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 15

SHAREHOLDER ADVOCACY UPDATE
2014 Corporate Diversity Report Findings Released
In March, Calvert published its 2014 survey findings on the corporate diversity practices of the largely multinational companies that make up the Standard & Poor’s 100 Index (S&P 100), in follow-up to reports published in 2012 and 2010. Calvert believes companies that fully commit to providing a fair and equitable working environment will recognize gains in both the workplace and marketplace.
Key findings from the 2014 survey include:

•
Milestone for women in the board room. In 2014, every company in the S&P 100 had at least one woman on its board of directors. In addition, there was a 17% increase in companies with three or more women and/or minorities on their boards.

•
Diversity commitment on the rise. In the past two years, top scores related to overall corporate commitment have increased by 45%.This stems primarily from greater board oversight of diversity initiatives and increased CEO and/or chair involvement.

•	LGBT policies have advanced overall. However, initiatives for persons with disabilities continue to fall behind other groups.
Overall, in 2014, we saw growing commitment to women and minority employees, momentum around family-friendly work environments, and accelerated progress in support of LGBT employees. Looking ahead, we hope to see enhanced corporate diversity commitments, greater representation of women and minorities on boards, improved EEO1-disclosure, and expanded diversity initiatives for persons with disabilities.
To learn the highest- and lowest-rated companies in the report, A Survey of Corporate Diversity Practices of the S&P 100, and to find out more about the report’s methodology and findings, visit www.calvert.com.
2015 Shareholder Resolutions
Building on our initiatives from 2014, Calvert was the lead filer on 38 shareholder resolutions for the 2015 proxy season, and co-filer on another 18 proposals. Key topics include “big data” and civil rights issues, sustainability reporting, board of director oversight of environmental and social matters, water risk, climate change and greenhouse gas emissions reductions, supply chain labor issues, and board diversity.
Specifically, Calvert asked 14 companies to set a goal and a timeline for reducing their greenhouse gas emissions and filed seven proposals asking companies to issue a sustainability report describing their environmental, social and governance (ESG) performance and goals. To push for improved boardroom diversity, Calvert filed six proposals with companies requesting they report on their plans to increase minority and women Board representation and assess the effectiveness of these efforts. We also filed seven proposals requesting that companies assess and manage the civil rights’ risks related to their use of big data, which refers to data sets so large or complex that traditional data processing applications are inadequate. We also filed proposals on water risk in the agricultural supply chain and on developing a sustainable agriculture policy.
To keep abreast of the outcomes of these 2015 shareholder resolutions, as well as Calvert’s proxy voting and public policy initiatives, visit the “Resources” section on www.calvert.com.

16 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CONSERVATIVE	BEGINNING ACCOUNT VALUE 10/1/14	ENDING ACCOUNT VALUE 3/31/15	EXPENSES PAID DURING PERIOD* 10/1/14 - 3/31/15
CLASS A
Actual	$1,000.00	$1,054.61	$2.25
Hypothetical	$1,000.00	$1,022.74	$2.22
(5% return per year before expenses)

CLASS C
Actual	$1,000.00	$1,049.75	$7.08
Hypothetical	$1,000.00	$1,018.03	$6.97
(5% return per year before expenses)

* Expenses for Conservative are equal to the annualized expense ratios of 0.44% and 1.38% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Calvert funds in which the Fund invests are not included in the annualized expense ratios.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 17

MODERATE	BEGINNING ACCOUNT VALUE 10/1/14	ENDING ACCOUNT VALUE 3/31/15	EXPENSES PAID DURING PERIOD* 10/1/14 - 3/31/15
CLASS A
Actual	$1,000.00	$1,064.70	$3.20
Hypothetical	$1,000.00	$1,021.83	$3.13
(5% return per year before expenses)

CLASS C
Actual	$1,000.00	$1,061.02	$7.07
Hypothetical	$1,000.00	$1,018.07	$6.92
(5% return per year before expenses)

* Expenses for Moderate are equal to the annualized expense ratios of 0.62% and 1.38% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Calvert funds in which the Fund invests are not included in the annualized expense ratios.

AGGRESSIVE	BEGINNING ACCOUNT VALUE 10/1/14	ENDING ACCOUNT VALUE 3/31/15	EXPENSES PAID DURING PERIOD* 10/1/14 - 3/31/15
CLASS A
Actual	$1,000.00	$1,071.62	$2.22
Hypothetical	$1,000.00	$1,022.79	$2.17
(5% return per year before expenses)

CLASS C
Actual	$1,000.00	$1,065.50	$7.82
Hypothetical	$1,000.00	$1,017.36	$7.64
(5% return per year before expenses)

* Expenses for Aggressive are equal to the annualized expense ratios of 0.43% and 1.52% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Calvert funds in which the Fund invests are not included in the annualized expense ratios.

18 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

MUTUAL FUNDS - 96.0%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	368,535	$9,073,331
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	236,896	4,619,464
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I (a)	4,556,327	74,495,942
Calvert Equity Portfolio, Class I	199,081	10,871,806
Calvert Large Cap Core Portfolio, Class I	586,336	14,048,606
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	138,993	5,762,664
Calvert Emerging Markets Equity Fund, Class I	191,171	2,492,870
Calvert International Equity Fund, Class I	319,600	5,692,079
Calvert International Opportunities Fund, Class I	202,238	3,098,286

Total Mutual Funds (Cost $122,819,350)		130,155,048

TIME DEPOSIT - 3.6%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 4/1/15	$4,858,400	4,858,400

Total Time Deposit (Cost $4,858,400)		4,858,400

TOTAL INVESTMENTS (Cost $127,677,750) - 99.6%		135,013,448
Other assets and liabilities, net - 0.4%		549,648
NET ASSETS - 100%		$135,563,096

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index	17	6/15	$1,751,680	($6,633)
E-Mini MSCI EAFE Index	28	6/15	2,561,860	14,337
Total Purchased				$7,704

Sold:
E-Mini MSCI Emerging Markets Index	26	6/15	$1,264,120	($46,765)
E-Mini Russell 2000 Index	26	6/15	3,247,140	(36,122)
Total Sold				($82,887)
(a)    The Fund's investment in the Calvert Social Investment Fund Bond Portfolio, Class I represents 55% of the Fund's total investments. The Calvert Conservative Allocation Fund seeks current income and capital appreciation, consistent with the preservation of capital. For further financial information, available upon request at no charge, on the Calvert Social Investment Fund Bond Portfolio please go to the U.S. Securities and Exchange Commission's website at http://www.sec.gov or call 1-800-368-2745.
See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 19

MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

MUTUAL FUNDS - 98.5%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	995,368	$24,505,957
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	332,618	6,486,058
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	3,661,964	59,873,110
Calvert Equity Portfolio, Class I	717,761	39,196,949
Calvert Large Cap Core Portfolio, Class I	1,872,124	44,856,088
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	313,802	13,010,249
Calvert Emerging Markets Equity Fund, Class I	648,882	8,461,427
Calvert International Equity Fund, Class I	1,137,919	20,266,333
Calvert International Opportunities Fund, Class I	778,221	11,922,342

Total Mutual Funds (Cost $196,817,975)		228,578,513

TIME DEPOSIT - 1.2%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 4/1/15	$2,715,883	2,715,883

Total Time Deposit (Cost $2,715,883)		2,715,883

TOTAL INVESTMENTS (Cost $199,533,858) - 99.7%		231,294,396
Other assets and liabilities, net - 0.3%		629,255
NET ASSETS - 100%		$231,923,651

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index	34	6/15	$3,503,360	($13,266)
E-Mini MSCI EAFE Index	74	6/15	6,770,630	37,891
Total Purchased				$24,625

Sold:
E-Mini MSCI Emerging Markets Index	67	6/15	$3,257,540	($120,510)
E-Mini Russell 2000 Index	58	6/15	7,243,620	(80,579)
Total Sold				($201,089)

See notes to financial statements.

20 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015

MUTUAL FUNDS - 99.6%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	507,792	$12,501,827
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	189,839	3,701,856
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	303,166	4,956,759
Calvert Equity Portfolio, Class I	450,536	24,603,782
Calvert Large Cap Core Portfolio, Class I	1,160,906	27,815,319
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	179,711	7,450,833
Calvert Emerging Markets Equity Fund, Class I	384,557	5,014,627
Calvert International Equity Fund, Class I	765,657	13,636,359
Calvert International Opportunities Fund, Class I	637,666	9,769,046

Total Mutual Funds (Cost $91,317,401)		109,450,408

TIME DEPOSIT - 0.2%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 4/1/15	$217,252	217,252

Total Time Deposit (Cost $217,252)		217,252

TOTAL INVESTMENTS (Cost $91,534,653) - 99.8%		109,667,660
Other assets and liabilities, net - 0.2%		255,967
NET ASSETS - 100%		$109,923,627

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index	15	6/15	$1,545,600	($5,852)
E-Mini MSCI EAFE Index	29	6/15	2,653,355	14,849
Total Purchased				$8,997

Sold:
E-Mini MSCI Emerging Markets Index	31	6/15	$1,507,220	($55,758)
E-Mini Russell 2000 Index	22	6/15	2,747,580	(30,565)
Total Sold				($86,323)
See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 21

CONSERVATIVE ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2015

ASSETS
Investments in securities, at value (Cost $127,677,750) - see accompanying schedule	$135,013,448
Cash collateral at broker	241,375
Receivable from Calvert Investment Management, Inc.	18,579
Receivable for shares sold	544,288
Interest receivable	12
Other assets	16,782
Total assets	135,834,484

LIABILITIES
Payable for securities purchased	104,917
Payable for shares redeemed	29,477
Payable for futures variation margin	44,330
Payable to Calvert Investment Administrative Services, Inc	17,026
Payable to Calvert Investment Services, Inc	1,716
Payable to Calvert Investment Distributors, Inc	46,257
Accrued expenses and other liabilities	27,665
Total liabilities	271,388

NET ASSETS	$135,563,096

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 6,206,611 shares outstanding	$99,304,409
Class C: 1,669,848 shares outstanding	26,415,076
Undistributed net investment income	11,849
Accumulated net realized gain (loss)	2,571,247
Net unrealized appreciation (depreciation)	7,260,515

NET ASSETS	$135,563,096

NET ASSET VALUE PER SHARE
Class A (based on net assets of $107,038,845)	$17.25
Class C (based on net assets of $28,524,251)	$17.08

See notes to financial statements.

22 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

MODERATE ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2015

ASSETS
Investments in securities, at value (Cost $199,533,858) - see accompanying schedule	$231,294,396
Cash collateral at broker	532,512
Receivable for shares sold	562,968
Interest receivable	7
Other assets	21,026
Total assets	232,410,909

LIABILITIES
Payable for securities purchased	34,281
Payable for shares redeemed	185,244
Payable for futures variation margin	112,195
Payable to Calvert Investment Administrative Services, Inc.	29,426
Payable to Calvert Investment Services, Inc.	4,049
Payable to Calvert Investment Distributors, Inc.	75,080
Accrued expenses and other liabilities	46,983
Total liabilities	487,258

NET ASSETS	$231,923,651

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 9,581,964 shares outstanding	$162,483,552
Class C: 2,138,132 shares outstanding	35,620,744
Undistributed net investment income	317,173
Accumulated net realized gain (loss)	1,918,108
Net unrealized appreciation (depreciation)	31,584,074

NET ASSETS	$231,923,651

NET ASSET VALUE PER SHARE
Class A (based on net assets of $190,768,865)	$19.91
Class C (based on net assets of $41,154,786)	$19.25

See notes to financial statements.

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AGGRESSIVE ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2015

ASSETS
Investments in securities, at value (Cost $91,534,653) - see accompanying schedule	$109,667,660
Cash collateral at broker	214,037
Receivable for shares sold	162,279
Receivable from Calvert Investment Management, Inc.	24,045
Interest receivable	1
Other assets	21,923
Total assets	110,089,945

LIABILITIES
Payable for securities purchased	9,886
Payable for shares redeemed	16,228
Payable for futures variation margin	44,765
Payable to Calvert Investment Administrative Services, Inc.	13,878
Payable to Calvert Investment Services, Inc.	2,903
Payable to Calvert Investment Distributors, Inc.	33,576
Accrued expenses and other liabilities	45,082
Total liabilities	166,318

NET ASSETS	$109,923,627

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 4,533,566 shares outstanding	$77,213,701
Class C: 890,936 shares outstanding	14,523,016
Undistributed net investment income (loss)	(72,977)
Accumulated net realized gain (loss)	204,206
Net unrealized appreciation (depreciation)	18,055,681

NET ASSETS	$109,923,627

NET ASSET VALUE PER SHARE
Class A (based on net assets of $93,467,545)	$20.62
Class C (based on net assets of $16,456,082)	$18.47

See notes to financial statements.

24 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2015

NET INVESTMENT INCOME	CONSERVATIVE ALLOCATION FUND	MODERATE ALLOCATION FUND	AGGRESSIVE ALLOCATION FUND
Investment Income:
Dividend income	$1,747,409	$3,212,048	$1,537,322
Interest income	2,449	1,675	86
Total investment income	1,749,858	3,213,723	1,537,408

Expenses:
Transfer agency fees and expenses	88,180	161,782	106,559
Administrative fees	93,759	165,083	77,050
Distribution Plan expenses:
Class A	122,841	226,460	109,109
Class C	133,694	194,720	77,233
Trustees' fees and expenses	6,262	11,315	5,347
Custodian fees	3,181	3,181	3,181
Registration fees	13,214	14,592	13,965
Reports to shareholders	5,796	13,900	9,447
Professional fees	13,562	16,198	13,087
Accounting fees	19,902	19,890	19,642
Miscellaneous	2,694	3,775	2,478
Total expenses	503,085	830,896	437,098
Reimbursement from Advisor:
Class A	(101,751)	—	(132,159)
Net expenses	401,334	830,896	304,939

NET INVESTMENT INCOME	1,348,524	2,382,827	1,232,469

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	3,174,022	10,020,981	6,057,417
Futures	2,440	52,282	33,996
	3,176,462	10,073,263	6,091,413
Change in unrealized appreciation (depreciation) on:
Investments	2,055,121	1,405,275	(230,920)
Futures	(75,183)	(176,464)	(77,326)
	1,979,938	1,228,811	(308,246)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,156,400	11,302,074	5,783,167

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,504,924	$13,684,901	$7,015,636
See notes to financial statements.

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CONSERVATIVE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2015	YEAR ENDED SEPTEMBER 30, 2014
Operations:
Net investment income	$1,348,524	$1,637,858
Net realized gain (loss)	3,176,462	4,806,317
Change in unrealized appreciation (depreciation)	1,979,938	225,620

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,504,924	6,669,795

Distributions to shareholders from:
Net investment income:
Class A shares	(1,159,127)	(1,467,668)
Class C shares	(189,215)	(169,992)
Net realized gain:
Class A shares	(3,780,010)	(2,282,398)
Class C shares	(1,053,301)	(616,051)
Total distributions	(6,181,653)	(4,536,109)

Capital share transactions:
Shares sold:
Class A shares	17,364,940	29,423,449
Class C shares	3,884,795	6,270,596
Reinvestment of distributions:
Class A shares	4,658,368	3,541,158
Class C shares	1,072,540	673,268
Redemption fees:
Class A shares	15	1,193
Shares redeemed:
Class A shares	(7,400,103)	(15,801,069)
Class C shares	(1,753,282)	(2,810,131)
Total capital share transactions	17,827,273	21,298,464

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,150,544	23,432,150

NET ASSETS
Beginning of period	117,412,552	93,980,402
End of period (including undistributed net investment income of $11,849 and $11,667, respectively)	$135,563,096	$117,412,552

See notes to financial statements.

26 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

CONSERVATIVE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2015	YEAR ENDED SEPTEMBER 30, 2014
Shares sold:
Class A shares	1,011,092	1,724,481
Class C shares	228,149	370,321
Reinvestment of distributions:
Class A shares	275,082	210,763
Class C shares	64,080	40,651
Shares redeemed:
Class A shares	(431,992)	(926,428)
Class C shares	(102,854)	(165,862)
Total capital share activity	1,043,557	1,253,926

See notes to financial statements.

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MODERATE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2015	YEAR ENDED SEPTEMBER 30, 2014
Operations:
Net investment income	$2,382,827	$1,734,403
Net realized gain (loss)	10,073,263	10,919,707
Change in unrealized appreciation (depreciation)	1,228,811	2,035,390

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,684,901	14,689,500

Distributions to shareholders from:
Net investment income:
Class A shares	(1,802,293)	(1,491,712)
Class C shares	(280,360)	(217,504)
Net realized gain:
Class A shares	(8,361,092)	(4,517,127)
Class C shares	(1,848,044)	(1,023,846)
Total distributions	(12,291,789)	(7,250,189)

Capital share transactions:
Shares sold:
Class A shares	17,103,001	34,029,580
Class C shares	3,944,258	8,656,647
Reinvestment of distributions:
Class A shares	9,618,431	5,732,265
Class C shares	1,905,017	1,094,023
Redemption fees:
Class A shares	260	1,011
Class C shares	13	292
Shares redeemed:
Class A shares	(9,409,868)	(16,965,773)
Class C shares	(2,200,064)	(4,874,836)
Total capital share transactions	20,961,048	27,673,209

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,354,160	35,112,520

NET ASSETS
Beginning of period	209,569,491	174,456,971
End of period (including undistributed net investment income of $317,173 and $16,999, respectively)	$231,923,651	$209,569,491

See notes to financial statements.

28 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

MODERATE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2015	YEAR ENDED SEPTEMBER 30, 2014
Shares sold:
Class A shares	865,424	1,740,847
Class C shares	206,677	456,426
Reinvestment of distributions:
Class A shares	495,018	300,455
Class C shares	101,462	59,073
Shares redeemed:
Class A shares	(477,923)	(864,804)
Class C shares	(114,631)	(255,379)
Total capital share activity	1,076,027	1,436,618

See notes to financial statements.

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AGGRESSIVE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2015	YEAR ENDED SEPTEMBER 30, 2014
Operations:
Net investment income	$1,232,469	$663,469
Net realized gain (loss)	6,091,413	6,950,409
Change in unrealized appreciation (depreciation)	(308,246)	551,980

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,015,636	8,165,858

Distributions to shareholders from:
Net investment income:
Class A shares	(898,881)	(706,578)
Class C shares	(118,856)	(74,556)
Net realized gain:
Class A shares	(5,217,327)	(1,504,077)
Class C shares	(1,034,039)	(251,734)
Total distributions	(7,269,103)	(2,536,945)

Capital share transactions:
Shares sold:
Class A shares	9,280,711	16,914,037
Class C shares	1,682,437	4,019,843
Reinvestment of distributions:
Class A shares	5,872,115	2,115,262
Class C shares	1,072,226	301,866
Redemption fees:
Class A shares	119	154
Class C shares	1	35
Shares redeemed:
Class A shares	(4,613,906)	(13,301,630)
Class C shares	(682,460)	(1,663,919)
Total capital share transactions	12,611,243	8,385,648

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,357,776	14,014,561

NET ASSETS
Beginning of period	97,565,851	83,551,290
End of period (including distributions in excess of net investment income of $72,977 and $287,709, respectively)	$109,923,627	$97,565,851

See notes to financial statements.

30 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

AGGRESSIVE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2015	YEAR ENDED SEPTEMBER 30, 2014
Shares sold:
Class A shares	452,137	830,574
Class C shares	90,548	216,526
Reinvestment of distributions:
Class A shares	292,742	106,523
Class C shares	59,646	16,723
Shares redeemed:
Class A shares	(225,303)	(655,026)
Class C shares	(37,365)	(89,492)
Total capital share activity	632,405	425,828

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Investment Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with seven separate portfolios, three of which are reported herein: Calvert Conservative Allocation Fund ("Conservative"), Calvert Moderate Allocation Fund ("Moderate"), and Calvert Aggressive Allocation Fund ("Aggressive") (the “Funds”). The Funds are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees ("the Board") to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Funds to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Funds' investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

32 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Funds' investments by major category are as follows:
Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
At March 31, 2015, no securities were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Funds' holdings as of March 31, 2015, based on the inputs used to value them:

CONSERVATIVE:	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual funds	$130,155,048	—	—	$130,155,048
Other debt obligations	—	$4,858,400	—	4,858,400
TOTAL	$130,155,048	$4,858,400	—	$135,013,448
Other financial instruments**	($75,183)	—	—	($75,183)

MODERATE:	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual funds	$228,578,513	—	—	$228,578,513
Other debt obligations	—	$2,715,883	—	2,715,883
TOTAL	$228,578,513	$2,715,883	—	$231,294,396
Other financial instruments**	($176,464)	—	—	($176,464)

AGGRESSIVE:	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual funds	$109,450,408	—	—	$109,450,408
Other debt obligations	—	$217,252	—	217,252
TOTAL	$109,450,408	$217,252	—	$109,667,660
Other financial instruments**	($77,326)	—	—	($77,326)

* For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation of the instrument.

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Futures Contracts: The Funds may purchase and sell futures contracts to facilitate the periodic rebalancing of the portfolios in order to maintain their target asset allocation, to make tactical asset allocations, and to assist in managing cash. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations and market index futures contracts. The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds. During the period, the Funds used market index futures contracts as a substitute for direct investment in a particular asset class to facilitate rebalancing and implement tactical asset allocations. The Funds' futures contracts at period end are presented in the Schedules of Investments.
During the period, Conservative invested in E-Mini MSCI EAFE Index, E-Mini MSCI Emerging Markets Index, E-Mini Russell 2000 Index, and E-Mini S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 7 contracts and $282,813 weighted average notional value.
During the period, Moderate invested in E-Mini MSCI EAFE Index, E-Mini MSCI Emerging Markets Index, E-Mini Russell 2000 Index, and E-Mini S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 17 contracts and $745,009 weighted average notional value.
During the period, Aggressive invested in E-Mini MSCI EAFE Index, E-Mini MSCI Emerging Markets Index, E-Mini Russell 2000 Index, and E-Mini S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 8 contracts and $281,977 weighted average notional value.
Security Transactions and Net Investment Income: Security transactions, normally purchases and sales of shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each of the Funds and do not include any expenses associated with the Underlying Funds.

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Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund. This fee was eliminated effective February 2, 2015.
Federal Income Taxes: No provision for federal income or excise tax is required since the Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code and to distribute substantially all taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services for the Funds and the Underlying Funds in which the Funds invest. The Advisor also pays the salaries and fees of officers and Trustees of the Funds who are employees of the Advisor or its affiliates. The Funds do not pay advisory fees to the Advisor for performing investment advisory services. The Advisor, however, does receive advisory fees for managing the Underlying Funds.
The Advisor has contractually agreed to limit direct ordinary operating expenses through January 31, 2016. The contractual expense caps are .44%, .80%, and .43% for Class A shares of Conservative, Moderate, and Aggressive, respectively. The contractual expense caps are 2.00% for Class C shares of each of the Funds. This expense limitation does not include the Underlying Fund expenses indirectly incurred by the Funds. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses.
Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Funds for an annual fee. Classes A and C of each of the Funds pay an annualized rate, payable monthly, of .15% of the average daily net assets.
Calvert Investment Distributors, Inc. ("CID"), an affiliate of the Advisor, is the distributor and principal underwriter for the Funds. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Funds have adopted Distribution Plans that permit the Funds to pay certain expenses associated with the distribution and servicing of their shares. The expenses paid may

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not exceed .35% and 1.00% annually of average daily net assets of Class A and C, respectively, for each of the Funds. The amount actually paid by the Funds is an annualized fee, payable monthly, of .25% and 1.00% of the Funds’ average daily net assets of Class A and C, respectively.
CID received $35,485, $60,887, and $33,219 as its portion of the commissions charged on the sales of Conservative, Moderate, and Aggressive Class A shares, respectively, for the six months ended March 31, 2015.
Calvert Investment Services, Inc. ("CIS"), an affiliate of the Advisor, acts as shareholder servicing agent for the Funds. For its services, CIS received fees of $9,662, $23,620, and $16,854 for the six months ended March 31, 2015 for Conservative, Moderate, and Aggressive, respectively. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Trustee of the Funds who is not an employee of the Advisor or its affiliates receives an annual retainer of $52,000 ($48,000 prior to January 1, 2015) plus a meeting fee of up to $3,000 for each Board meeting attended. Additional fees of $6,000 ($5,000 prior to January 1, 2015) annually may be paid to the Committee chairs ($10,000 for the Board chair and the Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Trustees' fees are allocated to each of the funds served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of the Underlying Funds were:

	CONSERVATIVE	MODERATE	AGGRESSIVE
Purchases	$24,687,758	$31,290,611	$14,402,728
Sales	2,073,302	3,497,509	1,937,430
Aggressive intends to elect to defer net ordinary losses of $287,709 incurred from January 1, 2014 through September 30, 2014 and treat them as arising in the fiscal year ending September 30, 2015.
As of March 31, 2015, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

	CONSERVATIVE	MODERATE	AGGRESSIVE
Unrealized appreciation	$6,805,679	$24,852,872	$13,945,687
Unrealized (depreciation)	—	(1,057,977)	(1,539,459)
Net unrealized appreciation/(depreciation)	$6,805,679	$23,794,895	$12,406,228

Federal income tax cost of investments	$128,207,769	$207,499,501	$97,261,432
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused

36 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

portion of the committed facility, which is allocated to all participating funds. The Funds had no borrowings under the agreement during the six months ended March 31, 2015.
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of March 31, 2015, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 37

CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS A SHARES	MARCH 31, 2015	SEPTEMBER 30, 2014	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$17.22	$16.88	$16.45
Income from investment operations:
Net investment income	.20	.29	.38
Net realized and unrealized gain (loss)	.72	.83	.74
Total from investment operations	.92	1.12	1.12
Distributions from:
Net investment income	(.20)	(.29)	(.39)
Net realized gain	(.69)	(.49)	(.30)
Total distributions	(.89)	(.78)	(.69)
Total increase (decrease) in net asset value	.03	.34	.43
Net asset value, ending	$17.25	$17.22	$16.88

Total return*	5.46%	6.78%	7.07%
Ratios to average net assets: A, B
Net investment income	2.36% (a)	1.71%	2.31%
Total expenses	.65% (a)	.68%	.68%
Expenses before offsets	.44% (a)	.44%	.44%
Net expenses	.44% (a)	.44%	.44%
Portfolio turnover	2%	17%	31%
Net assets, ending (in thousands)	$107,039	$92,150	$73,305

		YEARS ENDED
CLASS A SHARES	SEPTEMBER 30, 2012	SEPTEMBER 30, 2011	SEPTEMBER 30, 2010
Net asset value, beginning	$15.01	$15.17	$14.29
Income from investment operations:
Net investment income	.40	.42	.35
Net realized and unrealized gain (loss)	1.65	(.13)	.88
Total from investment operations	2.05	.29	1.23
Distributions from:
Net investment income	(.40)	(.45)	(.35)
Net realized gain	(.21)	—	—
Total distributions	(.61)	(.45)	(.35)
Total increase (decrease) in net asset value	1.44	(.16)	.88
Net asset value, ending	$16.45	$15.01	$15.17

Total return*	13.96%	1.86%	8.69%
Ratios to average net assets: A, B
Net investment income	2.53%	2.65%	2.37%
Total expenses	.77%	.84%	.90%
Expenses before offsets	.44%	.44%	.44%
Net expenses	.44%	.44%	.44%
Portfolio turnover	26%	22%	9%
Net assets, ending (in thousands)	$53,431	$38,329	$32,565
See notes to financial highlights.

38 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS C SHARES	MARCH 31, 2015	SEPTEMBER 30, 2014	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$17.06	$16.74	$16.32
Income from investment operations:
Net investment income	.12	.13	.21
Net realized and unrealized gain (loss)	.71	.81	.74
Total from investment operations	.83	.94	.95
Distributions from:
Net investment income	(.12)	(.13)	(.23)
Net realized gain	(.69)	(.49)	(.30)
Total distributions	(.81)	(.62)	(.53)
Total increase (decrease) in net asset value	.02	.32	.42
Net asset value, ending	$17.08	$17.06	$16.74

Total return*	4.98%	5.71%	6.02%
Ratios to average net assets: A, B
Net investment income	1.42% (a)	.73%	1.30%
Total expenses	1.38% (a)	1.40%	1.44%
Expenses before offsets	1.38% (a)	1.40%	1.44%
Net expenses	1.38% (a)	1.40%	1.44%
Portfolio turnover	2%	17%	31%
Net assets, ending (in thousands)	$28,524	$25,263	$20,675

		YEARS ENDED
CLASS C SHARES	SEPTEMBER 30, 2012	SEPTEMBER 30, 2011	SEPTEMBER 30, 2010
Net asset value, beginning	$14.90	$15.10	$14.23
Income from investment operations:
Net investment income	.24	.25	.17
Net realized and unrealized gain (loss)	1.62	(.14)	.87
Total from investment operations	1.86	.11	1.04
Distributions from:
Net investment income	(.23)	(.31)	(.17)
Net realized gain	(.21)	—	—
Total distributions	(.44)	(.31)	(.17)
Total increase (decrease) in net asset value	1.42	(.20)	.87
Net asset value, ending	$16.32	$14.90	$15.10

Total return*	12.73%	.67%	7.39%
Ratios to average net assets: A, B
Net investment income	1.45%	1.47%	1.12%
Total expenses	1.51%	1.59%	1.68%
Expenses before offsets	1.51%	1.59%	1.68%
Net expenses	1.51%	1.59%	1.68%
Portfolio turnover	26%	22%	9%
Net assets, ending (in thousands)	$15,209	$10,492	$8,393
See notes to financial highlights.

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MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS A SHARES	MARCH 31, 2015	SEPTEMBER 30, 2014	SEPTEMBER 30, 2013
Net asset value, beginning	$19.80	$19.04	$16.89
Income from investment operations:
Net investment income	.22	.20	.20
Net realized and unrealized gain (loss)	1.02	1.34	2.14
Total from investment operations	1.24	1.54	2.34
Distributions from:
Net investment income	(.19)	(.19)	(.19)
Net realized gain	(.94)	(.59)	—
Total distributions	(1.13)	(.78)	(.19)
Total increase (decrease) in net asset value	.11	.76	2.15
Net asset value, ending	$19.91	$19.80	$19.04

Total return*	6.47%	8.27%	14.02%
Ratios to average net assets: A, B
Net investment income	2.30% (a)	1.01%	1.12%
Total expenses	.62% (a)	.64%	.69%
Expenses before offsets	.62% (a)	.64%	.69%
Net expenses	.62% (a)	.64%	.69%
Portfolio turnover	2%	10%	27%
Net assets, ending (in thousands)	$190,769	$172,244	$143,215

		YEARS ENDED
CLASS A SHARES	SEPTEMBER 30, 2012	SEPTEMBER 30, 2011	SEPTEMBER 30, 2010
Net asset value, beginning	$14.51	$14.87	$13.94
Income from investment operations:
Net investment income	.21	.15	.16
Net realized and unrealized gain (loss)	2.36	(.29)	.92
Total from investment operations	2.57	(.14)	1.08
Distributions from:
Net investment income	(.19)	(.20)	(.15)
Net realized gain	—	—	—
In excess of net investment income	—	(.02)	—
Total distributions	(.19)	(.22)	(.15)
Total increase (decrease) in net asset value	2.38	(.36)	.93
Net asset value, ending	$16.89	$14.51	$14.87

Total return*	17.89%	(1.03%)	7.76%
Ratios to average net assets: A, B
Net investment income	1.28%	.97%	1.06%
Total expenses	.72%	.73%	.76%
Expenses before offsets	.72%	.73%	.76%
Net expenses	.72%	.73%	.76%
Portfolio turnover	25%	18%	7%
Net assets, ending (in thousands)	$117,550	$95,930	$92,913
See notes to financial highlights.

40 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS C SHARES	MARCH 31, 2015	SEPTEMBER 30, 2014	SEPTEMBER 30, 2013
Net asset value, beginning	$19.19	$18.55	$16.52
Income from investment operations:
Net investment income	.17	.09	.09
Net realized and unrealized gain (loss)	.97	1.26	2.08
Total from investment operations	1.14	1.35	2.17
Distributions from:
Net investment income	(.14)	(.12)	(.14)
Net realized gain	(.94)	(.59)	—
Total distributions	(1.08)	(.71)	(.14)
Total increase (decrease) in net asset value	.06	.64	2.03
Net asset value, ending	$19.25	$19.19	$18.55

Total return*	6.10%	7.44%	13.21%
Ratios to average net assets: A, B
Net investment income	1.53% (a)	.28%	.38%
Total expenses	1.38% (a)	1.38%	1.42%
Expenses before offsets	1.38% (a)	1.38%	1.42%
Net expenses	1.38% (a)	1.38%	1.42%
Portfolio turnover	2%	10%	27%
Net assets, ending (in thousands)	$41,155	$37,326	$31,242

		YEARS ENDED
CLASS C SHARES	SEPTEMBER 30, 2012	SEPTEMBER 30, 2011	SEPTEMBER 30, 2010
Net asset value, beginning	$14.26	$14.65	$13.79
Income from investment operations:
Net investment income	.09	.04	.05
Net realized and unrealized gain (loss)	2.31	(.29)	.90
Total from investment operations	2.40	(.25)	.95
Distributions from:
Net investment income	(.14)	(.13)	(.09)
Net realized gain	—	—	—
In excess of net investment income	—	(.01)	—
Total distributions	(.14)	(.14)	(.09)
Total increase (decrease) in net asset value	2.26	(.39)	.86
Net asset value, ending	$16.52	$14.26	$14.65

Total return*	16.96%	(1.79%)	6.95%
Ratios to average net assets: A, B
Net investment income	.55%	.24%	.30%
Total expenses	1.45%	1.48%	1.52%
Expenses before offsets	1.45%	1.48%	1.52%
Net expenses	1.45%	1.48%	1.52%
Portfolio turnover	25%	18%	7%
Net assets, ending (in thousands)	$24,869	$20,842	$20,883
See notes to financial highlights.

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AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS A SHARES	MARCH 31, 2015	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013
Net asset value, beginning	$20.68	$19.38	$16.15
Income from investment operations:
Net investment income	.25	.18	.11
Net realized and unrealized gain (loss)	1.18	1.70	3.23
Total from investment operations	1.43	1.88	3.34
Distributions from:
Net investment income	(.21)	(.18)	(.11)
Net realized gain	(1.28)	(.40)	—
Total distributions	(1.49)	(.58)	(.11)
Total increase (decrease) in net asset value	(.06)	1.30	3.23
Net asset value, ending	$20.62	$20.68	$19.38

Total return*	7.16%	9.85%	20.82%
Ratios to average net assets: A, B
Net investment income	2.56% (a)	.88%	.62%
Total expenses	.73% (a)	.76%	.81%
Expenses before offsets	.43% (a)	.43%	.43%
Net expenses	.43% (a)	.43%	.43%
Portfolio turnover	2%	15%	31%
Net assets, ending (in thousands)	$93,468	$83,009	$72,318

		YEARS ENDED
CLASS A SHARES	SEPTEMBER 30, 2012	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010
Net asset value, beginning	$13.47	$13.94	$13.03
Income from investment operations:
Net investment income	.12	.05	.09
Net realized and unrealized gain (loss)	2.68	(.49)	.90
Total from investment operations	2.80	.44	.99
Distributions from:
Net investment income	(.12)	(.03)	(.08)
Net realized gain	—	—	—
Total distributions	(.12)	(.03)	(.08)
Total increase (decrease) in net asset value	2.68	(.47)	.91
Net asset value, ending	$16.15	$13.47	$13.94

Total return*	20.88%	(3.19%)	7.61%
Ratios to average net assets: A, B
Net investment income	.80%	.33%	.66%
Total expenses	.86%	.86%	.92%
Expenses before offsets	.43%	.43%	.43%
Net expenses	.43%	.43%	.43%
Portfolio turnover	24%	16%	8%
Net assets, ending (in thousands)	$60,495	$51,103	$52,132
See notes to financial highlights.

42 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS C SHARES	MARCH 31, 2015	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013
Net asset value, beginning	$18.71	$17.71	$14.89
Income from investment operations:
Net investment income (loss)	.20	(.06)	(.05)
Net realized and unrealized gain (loss)	.98	1.58	2.93
Total from investment operations	1.18	1.52	2.88
Distributions from:
Net investment income	(.14)	(.12)	(.06)
Net realized gain	(1.28)	(.40)	—
Total distributions	(1.42)	(.52)	(.06)
Total increase (decrease) in net asset value	(.24)	1.00	2.82
Net asset value, ending	$18.47	$18.71	$17.71

Total return*	6.55%	8.66%	19.39%
Ratios to average net assets: A, B
Net investment income (loss)	1.50% (a)	(.30%)	(.61%)
Total expenses	1.52% (a)	1.53%	1.63%
Expenses before offsets	1.52% (a)	1.53%	1.63%
Net expenses	1.52% (a)	1.53%	1.63%
Portfolio turnover	2%	15%	31%
Net assets, ending (in thousands)	$16,456	$14,557	$11,234

		YEARS ENDED
CLASS C SHARES	SEPTEMBER 30, 2012	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010
Net asset value, beginning	$12.57	$13.18	$12.49
Income from investment operations:
Net investment income (loss)	(.07)	(.14)	(.08)
Net realized and unrealized gain (loss)	2.50	(.44)	.85
Total from investment operations	2.43	(.58)	.77
Distributions from:
Net investment income	(.11)	(.03)	(.08)
Net realized gain	—	—	—
Total distributions	(.11)	(.03)	(.08)
Total increase (decrease) in net asset value	2.32	(.61)	.69
Net asset value, ending	$14.89	$12.57	$13.18

Total return*	19.43%	(4.45%)	6.14%
Ratios to average net assets: A, B
Net investment income (loss)	(.46%)	(.93%)	(.66%)
Total expenses	1.69%	1.70%	1.77%
Expenses before offsets	1.69%	1.70%	1.77%
Net expenses	1.69%	1.70%	1.77%
Portfolio turnover	24%	16%	8%
Net assets, ending (in thousands)	$8,381	$7,229	$8,174
See notes to financial highlights.

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A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
B     Amounts do not include the activity of the Underlying Funds.
(a)    Annualized.
(z)    Per share figures are calculated using the Average Shares Method.
*    Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
See notes to financial statements.

44 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date -values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements may be used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.
FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio—how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

46 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACT
At a meeting held on December 9, 2014, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between Calvert Social Investment Fund and the Advisor with respect to each Fund.
In evaluating the Investment Advisory Agreement with respect to the Funds, the Board considered, on a Fund-by-Fund basis, a variety of information relating to the Funds and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Funds by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s cost of providing services to the Funds, and a separate report prepared by an independent third party, which provided a statistical analysis comparing each Fund’s investment performance and fees to comparable mutual funds.
The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement with respect to each Fund. Prior to voting, the disinterested Trustees reviewed with respect to each Fund the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Investment Advisory Agreement with respect to the Funds, the Board considered, on a Fund-by-Fund basis, the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor's financial condition; comparative performance and fee information for each Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with each Fund; the effect of each Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor's process for monitoring sales load breakpoints; the Advisor's compliance programs and policies; the Advisor's performance of substantially similar duties for other funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services provided to the Funds by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor's investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance with the underlying Calvert funds in which the Funds invested and its experience with the Subadvisors of those underlying funds as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor's administrative capabilities, including its ability to supervise the other service providers for each Fund, were also considered. The Board also took into account the environmental, social, sustainability and governance research and analysis provided by the Advisor to each Fund. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Funds’ and Advisor’s processes, policies and procedures and the Advisor’s personnel.

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The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Funds and the Advisor. The Board concluded that it was satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.
In considering each Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. With respect to the underlying Calvert funds in which the Funds invested, the Board also noted that it reviewed on a quarterly basis detailed information about each underlying Calvert fund's performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement with respect to each Fund, including, among other information, a comparison of each Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This data, and the conclusions of the Board with respect to that data, included the following:
Conservative Allocation Fund. For the one-year period ended June 30, 2014, the Fund performed at the median of its peer group and for the same three- and five-year periods, the Fund performed above the median of its peer group. The Fund outperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2014. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.
Moderate Allocation Fund. For the one- and five-year periods ended June 30, 2014, the Portfolio performed below the median of its peer group and for the three-year period ended June 30, 2014, the Portfolio performed at the median of its peer group. The Fund underperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2014. The Board took into account management’s discussion of the performance of the Fund and that of the underlying Calvert funds in which the Fund invested. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.
Aggressive Allocation Fund. For the one- and five-year periods ending June 30, 2014, the Fund performed below the median of its peer group and for the three-year period ended June 30, 2014, the Fund performed above the median of its peer group. The Fund underperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2014. The Board took into account management’s discussion of the performance of the Fund and that of the underlying Calvert funds in which the Fund invested. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.
In considering the Funds’ fees and expenses, the Board noted that none of the Funds paid an advisory fee directly to the Advisor for performing advisory services but that each Fund incurred a proportional share of the expenses of the underlying Calvert funds in which it invested, including the advisory expenses of those underlying funds. The Board also noted that each Fund paid an independent third party a consulting fee to provide guidance to the Advisor on the allocation strategy for the Fund. The Board compared each Fund’s total expense ratio with various comparative data for the funds in its peer group. This data, and the considerations of the Board with respect the Funds’ fees and expenses, included the following:

48 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

Conservative Allocation Fund. The Fund’s total expenses (net of expense reimbursements) were below the median of its peer group. The Board took into account the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board noted that the Advisor was reimbursing a portion of the Fund’s expenses. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor.
Moderate Allocation Fund. The Fund’s total expenses were below the median of its peer group. The Board took into account the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board noted that the Advisor is not currently reimbursing any of the Fund’s expenses. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor.
Aggressive Allocation Fund. The Fund’s total expenses (net of expense reimbursements) were below the median of its peer group. The Board took into account the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board noted that the Advisor was reimbursing a portion of the Fund’s expenses. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor.
The Board reviewed the Advisor’s profitability on a Fund-by-Fund basis. In reviewing the overall profitability of the Funds to the Advisor, the Board noted that none of the Funds paid an advisory fee to the Advisor but that the Advisor received advisory fees as advisor to the underlying Calvert funds in which the Funds invested. The Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to each Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board also considered whether the Advisor had the financial wherewithal to continue to provide services to the Funds. The Board also noted that the Advisor was reimbursing a portion of the expenses of the Conservative Allocation Fund and Aggressive Allocation Fund. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for all of the Funds. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with each Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with each Fund was reasonable.
The Board considered the effect of each Fund’s current size and its potential growth on its performance and fees. The Board noted that none of the Funds paid an advisory fee to the Advisor. As a result, the Board did not take into account any economies of scale to be realized with respect to the advisory fee. However, the Board noted that if a Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
In reapproving the Investment Advisory Agreement with respect to each Fund, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. The Board evaluated all information available to them on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 49

Conclusions
The Board reached the following conclusions regarding the Investment Advisory Agreement with respect to each Fund, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) with respect to each Fund, the performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; and (d) the Advisor is likely to execute its investment strategies consistently over time. Based on its conclusions, the Board determined that reapproval of the applicable Investment Advisory Agreement would be in the best interests of each Fund and its shareholders.

50 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

To Open an Account
800-368-2748
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
TDD for Hearing Impaired
800-541-1524
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
www.calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

CALVERT ASSET ALLOCATION FUNDS	CALVERT'S FAMILY OF FUNDS

Municipal Funds
Tax-Free Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Large Cap Value Fund
Social Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Equity Income Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit www. calvert.com.
Printed on recycled paper using soy inks.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)     This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Not applicable.

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)    Not applicable.

(b)    A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By: /s/ John H. Streur
John H. Streur
President -- Principal Executive Officer

Date:     May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
John H. Streur
President -- Principal Executive Officer

Date:     May 28, 2015

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
Treasurer -- Principal Financial Officer

Date:     May 28, 2015